UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04550

The MainStay Funds

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, New Jersey 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2017 is filed herewith.

MainStay Common Stock Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 97.8% †
	Aerospace & Defense 2.6%
	Boeing Co. (The)	12,618	$2,062,034
	Huntington Ingalls Industries, Inc.	4,745	920,340
	L-3 Technologies, Inc.	939	149,010
	Lockheed Martin Corp.	6,038	1,517,530
	Northrop Grumman Corp.	323	73,993
			4,722,907
	Airlines 0.8%
	Alaska Air Group, Inc.	989	92,788
	JetBlue Airways Corp. (a)	5,107	100,148
	Southwest Airlines Co.	16	837
	United Continental Holdings, Inc. (a)	18,343	1,292,631
			1,486,404
	Banks 6.7%
	Bank of America Corp.	142,371	3,223,279
	Citigroup, Inc.	38,052	2,124,443
	Cullen / Frost Bankers, Inc.	4,252	380,129
	Huntington Bancshares, Inc.	51,188	692,574
¤	JPMorgan Chase & Co.	46,126	3,903,643
	SunTrust Banks, Inc.	2,865	162,789
	U.S. Bancorp	3,229	170,007
	Wells Fargo & Co.	29,015	1,634,415
			12,291,279
	Beverages 1.7%
	Coca-Cola Co. (The)	8,286	344,449
	Dr. Pepper Snapple Group, Inc.	3,822	348,567
	PepsiCo., Inc.	24,385	2,530,675
			3,223,691
	Biotechnology 1.3%
	AbbVie, Inc.	2,927	178,869
	Amgen, Inc.	802	125,657
	Gilead Sciences, Inc.	27,784	2,012,951
	United Therapeutics Corp. (a)	975	159,539
			2,477,016
	Building Products 0.2%
	Johnson Controls International PLC	8,672	381,395

	Capital Markets 1.9%
	Ameriprise Financial, Inc.	114	12,799
	E*TRADE Financial Corp. (a)	24,250	908,162
	Nasdaq, Inc.	1,351	95,300
	Raymond James Financial, Inc.	14,872	1,114,359
	S&P Global, Inc.	234	28,122
	State Street Corp.	17,167	1,308,125
			3,466,867
	Chemicals 1.7%
	Chemours Co. (The)	22,101	583,908
	Eastman Chemical Co.	16,227	1,257,593
	LyondellBasell Industries N.V. Class A	14,642	1,365,659
			3,207,160
	Commercial Services & Supplies 0.2%
	Waste Management, Inc.	5,694	395,733

	Communications Equipment 0.7%
	Cisco Systems, Inc.	7,705	236,698
	F5 Networks, Inc. (a)	6,332	848,678
	Juniper Networks, Inc.	7,162	191,798
			1,277,174
	Consumer Finance 0.1%
	Synchrony Financial	7,280	260,770

	Containers & Packaging 0.1%
	Packaging Corp. of America	1,824	168,136

	Diversified Financial Services 1.9%
¤	Berkshire Hathaway, Inc. Class B (a)	21,105	3,464,175

	Diversified Telecommunication Services 2.3%
	AT&T, Inc.	75,948	3,201,968
	Verizon Communications, Inc.	21,722	1,064,595
			4,266,563
	Electric Utilities 1.7%
	American Electric Power Co., Inc.	2,152	137,857
	Duke Energy Corp.	9,549	749,979
	Edison International	6,422	468,035
	Exelon Corp.	15,909	570,815
	FirstEnergy Corp.	3,026	91,748
	NextEra Energy, Inc.	7,113	880,021
	PG&E Corp.	516	31,935
	Xcel Energy, Inc.	3,234	133,629
			3,064,019
	Electronic Equipment, Instruments & Components 0.0%‡
	Jabil Circuit, Inc.	3,546	85,033

	Energy Equipment & Services 1.1%
	Nabors Industries, Ltd.	4,521	73,466
	National Oilwell Varco, Inc.	8,982	339,610
	TechnipFMC PLC (a)	26,737	898,898
	Transocean, Ltd. (a)	45,232	631,891
			1,943,865
	Food & Staples Retailing 2.1%
	CVS Health Corp.	7,069	557,108
	Sysco Corp.	23,109	1,212,298
	Wal-Mart Stores, Inc.	30,770	2,053,590
	Walgreens Boots Alliance, Inc.	1,252	102,589
			3,925,585
	Food Products 1.9%
	Archer-Daniels-Midland Co.	30,884	1,366,926
	Campbell Soup Co.	15,193	945,460
	Tyson Foods, Inc. Class A	19,286	1,210,968
			3,523,354
	Health Care Equipment & Supplies 2.1%
	Baxter International, Inc.	26,677	1,278,095
	Becton Dickinson & Co.	5,607	994,065
	Danaher Corp.	5,643	473,561
	Hologic, Inc. (a)	25,418	1,030,191
	Medtronic PLC	1,612	122,544
			3,898,456
	Health Care Providers & Services 4.7%
	Aetna, Inc.	11,178	1,325,823
	Anthem, Inc.	4,080	628,891
	Cigna Corp.	2,321	339,377
	Express Scripts Holding Co. (a)	14,122	972,723
	HCA Holdings, Inc. (a)	5,105	409,830
	Humana, Inc.	6,242	1,239,037
	UnitedHealth Group, Inc.	15,852	2,569,609
	WellCare Health Plans, Inc. (a)	7,956	1,157,916
			8,643,206
	Hotels, Restaurants & Leisure 1.8%
	Carnival Corp.	563	31,179
	Cracker Barrel Old Country Store, Inc.	3,394	536,456
	Darden Restaurants, Inc.	7,810	572,317
	McDonald's Corp.	4,605	564,435
	Starbucks Corp.	1,355	74,823
	Wyndham Worldwide Corp.	15,872	1,254,840
	Yum! Brands, Inc.	3,233	211,858
			3,245,908
	Household Durables 0.1%
	Garmin, Ltd.	3,214	155,204

	Household Products 1.7%
¤	Procter & Gamble Co. (The)	36,806	3,224,206

	Industrial Conglomerates 2.0%
	3M Co.	4,053	708,546
	General Electric Co.	81,993	2,435,192
	Honeywell International, Inc.	4,785	566,161
			3,709,899
	Insurance 4.0%
	Aflac, Inc.	8,706	609,333
	Allstate Corp. (The)	1,102	82,881
	American International Group, Inc.	894	57,449
	Assurant, Inc.	6,049	587,539
	Everest Re Group, Ltd.	3,770	829,136
	First American Financial Corp.	3,057	114,882
	Hartford Financial Services Group, Inc. (The)	15,418	751,011
	Lincoln National Corp.	14,934	1,008,194
	MetLife, Inc.	194	10,556
	Prudential Financial, Inc.	14,836	1,559,412
	Travelers Cos., Inc. (The)	5,942	699,849
	Unum Group	21,556	979,289
			7,289,531
	Internet & Catalog Retail 3.0%
¤	Amazon.com, Inc. (a)	5,039	4,149,516
	Expedia, Inc.	11,134	1,353,783
			5,503,299
	Internet Software & Services 7.0%
	Akamai Technologies, Inc. (a)	18,605	1,276,117
¤	Alphabet, Inc.
	Class A (a)	3,207	2,630,349
	Class C (a)	3,203	2,552,118
	eBay, Inc. (a)	48,230	1,535,161
	Facebook, Inc. Class A (a)	21,692	2,826,902
	j2 Global, Inc.	10,769	902,550
	VeriSign, Inc. (a)	15,170	1,216,786
			12,939,983
	IT Services 2.8%
	Accenture PLC Class A	3,210	365,523
	Fidelity National Information Services, Inc.	1,520	120,718
	International Business Machines Corp.	4,799	837,522
	MasterCard, Inc. Class A	8,823	938,150
	Science Applications International Corp.	9,427	767,546
	Teradata Corp. (a)	17,669	518,762
	Visa, Inc. Class A	17,314	1,432,041
	Western Union Co. (The)	5,642	110,470
			5,090,732
	Machinery 1.1%
	Cummins, Inc.	240	35,282
	Oshkosh Corp.	17,046	1,186,913
	Trinity Industries, Inc.	20,473	563,827
	Woodward, Inc.	3,156	219,784
			2,005,806
	Media 2.9%
	AMC Networks, Inc. Class A (a)	3,099	177,728
	CBS Corp. Class B	401	25,860
	Cinemark Holdings, Inc.	3,914	166,345
	Comcast Corp. Class A	38,078	2,871,843
	Omnicom Group, Inc.	10,175	871,489
	Time Warner, Inc.	3,572	345,948
	Walt Disney Co. (The)	7,251	802,323
			5,261,536
	Metals & Mining 0.9%
	Newmont Mining Corp.	11,983	434,743
	Nucor Corp.	1,874	108,861
	Steel Dynamics, Inc.	31,018	1,048,718
	United States Steel Corp.	1,559	50,995
			1,643,317
	Multi-Utilities 0.7%
	CenterPoint Energy, Inc.	25,758	675,117
	Consolidated Edison, Inc.	4,618	343,349
	DTE Energy Co.	2,355	232,297
			1,250,763
	Multiline Retail 1.4%
	Kohl's Corp.	8,710	346,919
	Nordstrom, Inc.	25,381	1,122,348
	Target Corp.	16,415	1,058,439
			2,527,706
	Oil, Gas & Consumable Fuels 6.6%
	Apache Corp.	1,186	70,946
	Chevron Corp.	11,668	1,299,232
	ConocoPhillips	2,632	128,336
	Devon Energy Corp.	13,407	610,555
	EOG Resources, Inc.	995	101,072
¤	Exxon Mobil Corp.	41,526	3,483,616
	Marathon Petroleum Corp.	24,451	1,174,871
	Newfield Exploration Co. (a)	12,316	493,625
	Noble Energy, Inc.	15,662	622,721
	ONEOK, Inc.	19,536	1,076,629
	QEP Resources, Inc. (a)	24,218	422,362
	Southwestern Energy Co. (a)	48,724	439,003
	Tesoro Corp.	9,789	791,441
	Valero Energy Corp.	21,306	1,401,083
			12,115,492
	Pharmaceuticals 3.9%
¤	Johnson & Johnson	35,182	3,984,361
	Merck & Co., Inc.	16,442	1,019,240
	Pfizer, Inc.	69,043	2,190,734
			7,194,335
	Professional Services 0.9%
	ManpowerGroup, Inc.	12,598	1,202,605
	Robert Half International, Inc.	7,791	366,644
			1,569,249
	Real Estate Investment Trusts 0.3%
	Host Hotels & Resorts, Inc.	35,796	646,834

	Semiconductors & Semiconductor Equipment 4.0%
	Applied Materials, Inc.	30,637	1,049,317
	Intel Corp.	66,228	2,438,515
	Lam Research Corp.	12,023	1,380,962
	Micron Technology, Inc. (a)	59,677	1,438,812
	NVIDIA Corp.	2,500	272,950
	Qorvo, Inc. (a)	2,055	131,952
	QUALCOMM, Inc.	11,757	628,176
			7,340,684
	Software 3.6%
	Activision Blizzard, Inc.	16,677	670,582
¤	Microsoft Corp.	89,364	5,777,382
	Oracle Corp.	4,961	198,986
			6,646,950
	Specialty Retail 3.4%
	Best Buy Co., Inc.	27,550	1,226,526
	Dick's Sporting Goods, Inc.	20,793	1,072,919
	Foot Locker, Inc.	16,937	1,160,862
	Gap, Inc. (The)	50,930	1,172,918
	Home Depot, Inc. (The)	4,016	552,521
	Lowe's Cos., Inc.	8,733	638,208
	Ross Stores, Inc.	2,804	185,372
	Staples, Inc.	32,228	296,498
			6,305,824
	Technology Hardware, Storage & Peripherals 5.8%
¤	Apple, Inc.	58,773	7,132,104
	Hewlett Packard Enterprise Co.	8,369	189,809
	HP, Inc.	43,327	652,071
	NCR Corp. (a)	7,720	332,114
	NetApp, Inc.	34,086	1,306,176
	Seagate Technology PLC	23,235	1,049,060
			10,661,334
	Textiles, Apparel & Luxury Goods 0.6%
	Michael Kors Holdings, Ltd. (a)	26,773	1,146,152

	Tobacco 2.7%
	Altria Group, Inc.	34,967	2,488,951
	Philip Morris International, Inc.	25,007	2,403,923
			4,892,874
	Trading Companies & Distributors 0.8%
	United Rentals, Inc. (a)	11,347	1,435,509
	Total Common Stocks (Cost $162,575,965)		179,975,915

	Exchange-Traded Fund 2.3% (b)
¤	SPDR S&P 500 ETF Trust	18,217	4,144,914
	Total Exchange-Traded Fund (Cost $4,135,670)		4,144,914
	Total Investments (Cost $166,711,635) (c)	100.1%	184,120,829
	Other Assets, Less Liabilities	(0.1)	(130,880)
	Net Assets	100.0%	$183,989,949

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2017. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of January 31, 2017, cost was $167,727,733 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$20,079,104
Gross unrealized depreciation	(3,686,008)
Net unrealized appreciation	$16,393,096

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$179,975,915	$—	$—	$179,975,915
Exchange-Traded Fund	4,144,914	—	—	4,144,914
Total Investments in Securities	$184,120,829	$—	$—	$184,120,829

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Convertible Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Principal Amount	Value
	Convertible Securities 84.5%†
	Convertible Bonds 73.1%
	Auto Manufacturers 0.9%
	Wabash National Corp. 3.375%, due 5/1/18	$5,555,000	$8,825,506

	Banks 2.3%
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) (zero coupon), due 5/3/17 (a)(b)	14,750,000	21,608,750

	Biotechnology 5.8%
	AMAG Pharmaceuticals, Inc. 2.50%, due 2/15/19	6,962,000	7,836,601
	BioMarin Pharmaceutical, Inc. 0.75%, due 10/15/18	15,698,000	18,170,435
	Illumina, Inc.
	(zero coupon), due 6/15/19	4,300,000	4,283,875
	0.50%, due 6/15/21	6,977,000	7,212,474
	Intercept Pharmaceuticals, Inc. 3.25%, due 7/1/23	6,684,000	6,178,522
	Ionis Pharmaceuticals, Inc. 1.00%, due 11/15/21	4,375,000	4,407,813
	Medicines Co. (The) 1.375%, due 6/1/17	4,252,000	5,867,760
			53,957,480
	Commercial Services 3.3%
	Carriage Services, Inc. 2.75%, due 3/15/21	6,573,000	8,281,980
¤	Macquarie Infrastructure Corp. 2.875%, due 7/15/19	20,595,000	23,027,784
			31,309,764
	Finance - Leasing Companies 2.3%
¤	Air Lease Corp. 3.875%, due 12/1/18	15,781,000	22,014,495

	Health Care - Products 7.4%
¤	Danaher Corp. (zero coupon), due 1/22/21	8,558,000	27,455,134
	Hologic, Inc. 2.00%, due 3/1/42 (c)	12,947,000	17,721,206
¤	Teleflex, Inc. 3.875%, due 8/1/17	8,849,000	24,130,117
			69,306,457
	Health Care - Services 2.9%
	Anthem, Inc. 2.75%, due 10/15/42	7,160,000	15,241,850
	Molina Healthcare, Inc. 1.625%, due 8/15/44	10,151,000	11,825,915
			27,067,765
	Insurance 0.5%
	MGIC Investment Corp. 2.00%, due 4/1/20	2,918,000	4,493,720

	Internet 6.7%
	MercadoLibre, Inc. 2.25%, due 7/1/19	5,685,000	8,925,450
¤	Priceline Group, Inc. (The)
	0.35%, due 6/15/20	7,782,000	10,403,561
	1.00%, due 3/15/18	12,338,000	20,789,530
	Proofpoint, Inc.
	0.75%, due 6/15/20	2,051,000	2,462,482
	1.25%, due 12/15/18	1,889,000	3,896,063
	Twitter, Inc. 0.25%, due 9/15/19	9,161,000	8,628,517
	WebMD Health Corp.
	1.50%, due 12/1/20	3,489,000	3,960,015
	2.625%, due 6/15/23 (a)	4,482,000	4,246,695
			63,312,313
	Machinery - Diversified 1.2%
	Chart Industries, Inc. 2.00%, due 8/1/18	11,153,000	11,097,235

	Media 5.0%
¤	DISH Network Corp. 3.375%, due 8/15/26 (a)	24,436,000	28,666,482
	Liberty Media Corp-Liberty Formula One 1.00%, due 1/30/23 (a)	9,441,000	9,635,721
	Liberty Media Corp. 1.375%, due 10/15/23	7,643,000	8,302,209
			46,604,412
	Oil & Gas 1.9%
	Ensco Jersey Finance, Ltd. 3.00%, due 1/31/24 (a)	8,306,000	9,095,070
	Oasis Petroleum, Inc. 2.625%, due 9/15/23	6,648,000	8,891,700
			17,986,770
	Oil & Gas Services 3.3%
	Helix Energy Solutions Group, Inc. 4.25%, due 5/1/22	13,111,000	13,619,051
	Newpark Resources, Inc. 4.00%, due 12/1/21 (a)	2,902,000	3,206,710
	Weatherford International, Ltd. 5.875%, due 7/1/21	12,867,000	14,435,166
			31,260,927
	Pharmaceuticals 1.3%
	Depomed, Inc. 2.50%, due 9/1/21	5,456,000	6,260,760
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	5,832,000	6,207,435
			12,468,195
	Real Estate Investment Trusts 1.4%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)	9,324,000	13,210,943

	Semiconductors 15.0%
	Advanced Micro Devices, Inc. 2.125%, due 9/1/26	9,082,000	13,611,648
	Inphi Corp. 1.125%, due 12/1/20	7,021,000	9,267,720
	Lam Research Corp. 1.25%, due 5/15/18	6,444,000	12,211,380
¤	Microchip Technology, Inc. 1.625%, due 2/15/25	17,384,000	23,631,375
	Micron Technology, Inc. 3.00%, due 11/15/43	7,770,000	7,988,531
	NVIDIA Corp. 1.00%, due 12/1/18	2,149,000	11,639,521
	NXP Semiconductors N.V. 1.00%, due 12/1/19	15,332,000	17,449,733
	ON Semiconductor Corp. 1.00%, due 12/1/20	9,913,000	10,476,802
	Rambus, Inc. 1.125%, due 8/15/18	7,638,000	9,122,636
¤	Xilinx, Inc. 2.625%, due 6/15/17	12,326,000	24,967,854
			140,367,200
	Software 7.4%
	Citrix Systems, Inc. 0.50%, due 4/15/19	5,382,000	6,249,848
	NICE Systems, Inc. 1.25%, due 1/15/24 (a)	13,065,000	13,995,881
	Red Hat, Inc. 0.25%, due 10/1/19	9,666,000	11,695,860
	salesforce.com, Inc. 0.25%, due 4/1/18	9,409,000	11,914,146
	ServiceNow, Inc. (zero coupon), due 11/1/18	6,825,000	9,090,047
	Verint Systems, Inc. 1.50%, due 6/1/21	17,084,000	16,240,477
			69,186,259
	Telecommunications 0.7%
	Finisar Corp. 0.50%, due 12/15/36 (a)	6,569,000	6,630,584

	Transportation 3.8%
	Atlas Air Worldwide Holdings, Inc. 2.25%, due 6/1/22	5,819,000	6,059,034
	Echo Global Logistics, Inc. 2.50%, due 5/1/20	8,755,000	8,558,012
¤	XPO Logistics, Inc. 4.50%, due 10/1/17	7,630,000	20,872,819
			35,489,865
	Total Convertible Bonds (Cost $593,326,307)		686,198,640

		Shares
	Convertible Preferred Stocks 11.4%
	Aerospace & Defense 0.3%
	Arconic, Inc. 5.375%	88,185	3,233,744

	Chemicals 1.4%
	A. Schulman, Inc. 6.00%	14,423	13,113,536

	Food 2.1%
	Post Holdings, Inc. 3.75%	60,463	10,930,017
	Tyson Foods, Inc. 4.75%	133,648	9,109,448
			20,039,465
	Oil & Gas 2.3%
	Hess Corp. 8.00%	243,681	15,714,988
	Sanchez Energy Corp. 4.875% Series A	35,932	1,460,176
	Southwestern Energy Co. 6.25% Series B	184,819	4,090,044
			21,265,208
	Pharmaceuticals 2.9%
	Allergan PLC 5.50% Series A	16,171	12,799,185
	Teva Pharmaceutical Industries, Ltd. 7.00%	22,694	13,993,120
			26,792,305
	Real Estate Investment Trusts 1.5%
	American Tower Corp. 5.25% Series A	109,017	11,120,824
	Welltower, Inc. 6.50% Series I	47,800	2,867,522
			13,988,346
	Telecommunications 0.9%
	T-Mobile U.S., Inc. 5.50%	85,219	8,705,973

	Total Convertible Preferred Stocks (Cost $110,210,762)		107,138,577

	Total Convertible Securities (Cost $703,537,069)		793,337,217

	Common Stocks 3.6%
	Aerospace & Defense 0.6%
	United Technologies Corp.	53,105	5,824,025

	Airlines 0.9%
	Delta Air Lines, Inc.	175,965	8,312,587

	Banks 1.0%
	Bank of America Corp.	398,621	9,024,779

	Oil & Gas 0.0%‡
	Sanchez Energy Corp. (d)	7,973	105,722
	Southwestern Energy Co. (d)	14,754	132,934
			238,656
	Oil & Gas Services 1.1%
	Baker Hughes, Inc.	51,357	3,239,599
	Halliburton Co.	113,326	6,410,852
			9,650,451
	Total Common Stocks (Cost $27,976,318)		33,050,498

		Principal Amount
	Short-Term Investment 11.0%
	Repurchase Agreement 11.0%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $103,313,862 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 6/30/20, with a Principal Amount of $105,205,000 and a Market Value of $105,381,008)	$103,313,776	103,313,776
	Total Short-Term Investment (Cost $103,313,776)		103,313,776
	Total Investments (Cost $834,827,163) (e)	99.1%	929,701,491
	Other Assets, Less Liabilities	0.9	8,788,439
	Net Assets	100.0%	$938,489,930

‡	Less than one-tenth of a percent.
†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock. As of January 31, 2017, the total market value of this security was $21,608,750, which represented 2.3% of the Fund's net assets.
(c)	Step coupon - Rate shown was the rate in effect as of January 31, 2017.
(d)	Non-income producing security.
(e)	As of January 31, 2017, cost was $846,812,246 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$127,450,265
Gross unrealized depreciation	(44,561,020)
Net unrealized appreciation	$82,889,245

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$686,198,640	$—	$686,198,640
Convertible Preferred Stocks (b)	81,634,848	25,503,729	—	107,138,577
Total Convertible Securities	81,634,848	711,702,369	—	793,337,217
Common Stocks	33,050,498	—	—	33,050,498
Short-Term Investment
Repurchase Agreement	—	103,313,776	—	103,313,776
Total Investments in Securities	$114,685,346	$815,016,145	$—	$929,701,491

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The level 2 securities valued at $13,113,536, $10,930,017 and $1,460,176 are held in Chemicals, Food, and Oil & Gas, respectively, in the Convertible Preferred Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the year.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Global High Income Fund
Portfolio of Investments January 31, 2017 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 94.6%†
	Corporate Bonds 44.9%
	Argentina 0.6%
	Cablevision S.A. 6.50%, due 6/15/21 (a)		$1,000,000	$1,030,000

	Brazil 6.4%
	Banco Bradesco S.A. 5.90%, due 1/16/21 (a)		1,500,000	1,599,750
	Braskem America Finance Co. 7.125%, due 7/22/41 (a)		1,500,000	1,566,750
¤	Petrobras Global Finance B.V.
	5.375%, due 1/27/21		3,000,000	3,019,650
	6.85%, due 6/5/2115		1,000,000	840,300
	8.75%, due 5/23/26		2,000,000	2,252,800
	Vale Overseas, Ltd. 6.875%, due 11/21/36		1,800,000	1,870,200
				11,149,450
	China 3.7%
	Alibaba Group Holding, Ltd. 4.50%, due 11/28/34		2,000,000	2,012,366
	JD.com, Inc. 3.875%, due 4/29/26		1,500,000	1,424,150
	Proven Honour Capital, Ltd. Series Reg S 4.125%, due 5/19/25		1,500,000	1,498,260
	Tencent Holdings, Ltd. Series Reg S 3.80%, due 2/11/25		1,500,000	1,516,472
				6,451,248
	Hong Kong 0.9%
	MCE Finance, Ltd. 5.00%, due 2/15/21 (a)		1,500,000	1,507,500

	India 3.3%
	Bharti Airtel International Netherlands B.V. Series Reg S 5.125%, due 3/11/23		2,000,000	2,096,348
	Glenmark Pharmaceuticals, Ltd. Series Reg S 4.50%, due 8/2/21		1,000,000	996,931
	Reliance Holding USA, Inc. 5.40%, due 2/14/22 (a)		1,000,000	1,084,809
	Tata Motors, Ltd. Series Reg S 5.75%, due 10/30/24		1,500,000	1,593,390
				5,771,478
	Indonesia 3.6%
¤	Pertamina Persero PT 5.625%, due 5/20/43 (a)		6,700,000	6,349,402

	Israel 0.6%
	Delek & Avner Tamar Bond, Ltd. 5.412%, due 12/30/25 (a)		1,000,000	1,030,000

	Kazakhstan 4.5%
¤	KazMunayGas National Co. JSC
	4.40%, due 4/30/23 (a)		6,000,000	5,987,964
	5.75%, due 4/30/43 (a)		2,000,000	1,953,000
				7,940,964
	Luxembourg 0.8%
	Minerva Luxembourg S.A. 6.50%, due 9/20/26 (a)		1,375,000	1,366,406

	Mexico 7.7%
	Banco Nacional de Comercio Exterior SNC 3.80%, due 8/11/26 (a)(b)		4,000,000	3,810,000
	Cemex Finance LLC 6.00%, due 4/1/24 (a)		2,000,000	2,055,000
	Comision Federal de Electricidad 4.875%, due 1/15/24 (a)		2,000,000	2,012,000
	Grupo Televisa S.A.B. 4.625%, due 1/30/26		1,500,000	1,501,546
¤	Petroleos Mexicanos 5.625%, due 1/23/46		5,000,000	4,171,250
				13,549,796
	Netherlands 1.5%
	Samvardhana Motherson Automotive Systems Group B.V. Series Reg S 4.875%, due 12/16/21		1,000,000	1,018,750
	VimpelCom Holdings B.V. 7.504%, due 3/1/22 (a)		1,500,000	1,674,015
				2,692,765
	Peru 1.5%
	Banco de Credito del 4.25%, due 4/1/23 (a)		1,000,000	1,033,000
	Southern Copper Corp. 5.875%, due 4/23/45		1,500,000	1,528,647
				2,561,647
	Russia 3.2%
	Gazprom OAO via Gaz Capital S.A. Series Reg S 8.625%, due 4/28/34		1,500,000	1,931,250
	Metalloinvest Finance DAC Series Reg S 5.625%, due 4/17/20		2,000,000	2,095,000
	MMC Norilsk Nickel OJSC via MMC Finance DAC 6.625%, due 10/14/22 (a)		1,500,000	1,673,640
				5,699,890
	Saudi Arabia 1.2%
	Saudi Electricity Global Sukuk Co. 3 4.00%, due 4/8/24 (a)		2,000,000	2,067,120

	South Africa 1.1%
	Eskom Holdings SOC, Ltd. 7.125%, due 2/11/25 (a)		2,000,000	2,020,832

	Turkey 0.8%
	Arcelik A.S. 5.00%, due 4/3/23 (a)		1,500,000	1,421,550

	United Arab Emirates 1.6%
	Abu Dhabi National Energy Co. PJSC 3.625%, due 1/12/23 (a)		2,750,000	2,767,188

	Venezuela 1.9%
	Petroleos de Venezuela S.A. Series Reg S 12.75%, due 2/17/22		5,000,000	3,312,500

	Total Corporate Bonds (Cost $79,399,341)			78,689,736

	Foreign Government Bonds 49.7%
	Argentina 1.6%
	City of Buenos Aires Argentina 8.95%, due 2/19/21 (a)		1,000,000	1,119,200
	Provincia de Buenos Aires 9.125%, due 3/16/24 (a)		1,500,000	1,635,000
				2,754,200
	Belarus 1.2%
	Republic of Belarus International Bond Series Reg S 8.95%, due 1/26/18		2,000,000	2,054,400

	Cameroon, United Republic Of 0.6%
	Republic of Cameroon International Bond 9.50%, due 11/19/25 (a)		1,000,000	1,076,980

	Costa Rica 2.5%
	Costa Rica Government International Bond 7.158%, due 3/12/45 (a)		2,000,000	1,945,560
	Instituto Costarricense de Electricidad 6.375%, due 5/15/43 (a)		3,000,000	2,426,220
				4,371,780
	Croatia 3.3%
¤	Croatia Government International Bond
	Series Reg S 6.00%, due 1/26/24		3,250,000	3,556,865
	6.375%, due 3/24/21 (a)		2,000,000	2,187,500
				5,744,365
	Dominican Republic 3.1%
¤	Dominican Republic International Bond
	6.875%, due 1/29/26 (a)		1,500,000	1,600,575
	Series Reg S 7.50%, due 5/6/21		3,500,000	3,850,000
				5,450,575
	El Salvador 2.3%
	El Salvador Government International Bond 7.75%, due 1/24/23 (a)		4,000,000	3,990,000

	Gabon 0.7%
	Gabon Government International Bond 6.375%, due 12/12/24 (a)		1,296,000	1,189,741

	Georgia 1.3%
	Georgia Government International Bond Series Reg S 6.875%, due 4/12/21		2,000,000	2,210,080

	Ghana 1.3%
	Ghana Government International Bond 10.75%, due 10/14/30 (a)		2,000,000	2,357,000

	Guatemala 1.7%
	Guatemala Government Bond 4.50%, due 5/3/26 (a)		3,000,000	2,899,200

	Hungary 2.4%
¤	Hungary Government International Bond 7.625%, due 3/29/41		3,000,000	4,181,280

	Indonesia 0.9%
	Indonesia Government International Bond 5.125%, due 1/15/45 (a)		1,500,000	1,506,080

	Ivory Coast 1.6%
	Ivory Coast Government International Bond Series Reg S 5.75%, due 12/31/32 (c)		2,940,000	2,722,381

	Kenya 0.5%
	Kenya Government International Bond 6.875%, due 6/24/24 (a)		1,000,000	965,050

	Mexico 0.7%
	Mexican Bonos 7.75%, due 11/13/42	MXN	27,500,000	1,282,915

	Nigeria 1.2%
	Nigeria Government International Bond Series Reg S 6.75%, due 1/28/21		$2,000,000	2,031,600

	Pakistan 1.6%
	Pakistan Government International Bond 8.25%, due 9/30/25 (a)		2,500,000	2,802,367

	Paraguay 2.3%
	Paraguay Government International Bond 6.10%, due 8/11/44 (a)		4,000,000	4,052,240

	Peru 2.0%
	Peruvian Government International Bond 6.55%, due 3/14/37		2,800,000	3,558,800

	Russia 3.1%
	Russian Federal Bond-OFZ 7.00%, due 1/25/23	RUB	230,000,000	3,655,224
	Russian Federation Series Reg S 4.75%, due 5/27/26		$1,800,000	1,858,896
				5,514,120
	Senegal 0.8%
	Senegal Government International Bond 8.75%, due 5/13/21 (a)		1,250,000	1,382,150

	Sri Lanka 2.9%
¤	Sri Lanka Government International Bond 6.25%, due 10/4/20 (a)		5,000,000	5,142,440

	Turkey 2.5%
¤	Turkey Government International Bond
	6.625%, due 2/17/45		2,000,000	2,016,080
	7.375%, due 2/5/25		2,225,000	2,452,217
				4,468,297
	Ukraine 2.1%
	Ukraine Government International Bond Series Reg S 7.75%, due 9/1/26		4,000,000	3,700,000

	Uruguay 2.4%
¤	Uruguay Government International Bond 4.375%, due 12/15/28	UYU	128,380,477	4,132,275

	Venezuela 1.9%
	Venezuela Government International Bond Series Reg S 9.25%, due 5/7/28		$7,095,000	3,405,600

	Vietnam 1.2%
	Vietnam Government International Bond 6.75%, due 1/29/20 (a)		2,000,000	2,179,856

	Total Foreign Government Bonds (Cost $91,476,141)			87,125,772

	Total Long-Term Bonds (Cost $170,875,482)			165,815,508

	Short-Term Investment 4.2%
	Repurchase Agreement 4.2%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $7,308,830 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 3/31/22, with a Principal Amount of $7,510,000 and a Market Value of $7,459,848)		7,308,824	7,308,824
	Total Short-Term Investment (Cost $7,308,824)			7,308,824
	Total Investments (Cost $178,184,306) (d)		98.8%	173,124,332
	Other Assets, Less Liabilities		1.2	2,113,795
	Net Assets		100.0%	$175,238,127

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest issuers held, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2017.
(c)	Step coupon - Rate shown was the rate in effect as of January 31, 2017.
(d)	As of January 31, 2017, cost was $178,184,306 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$5,415,188
Gross unrealized depreciation	(10,475,162)
Net unrealized depreciation	$(5,059,974)

The following abbreviations are used in the preceding pages:
MXN	—Mexican Peso
RUB	—New Russian Ruble
UYU	—Uruguayam Peso

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$78,689,736	$—	$78,689,736
Foreign Government Bonds	—	87,125,772	—	87,125,772
Total Long-Term Bonds	—	165,815,508	—	165,815,508
Short-Term Investment
Repurchase Agreement	—	7,308,824	—	7,308,824
Total Investments in Securities	$—	$173,124,332	$—	$173,124,332

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Government Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.2%†
	Asset-Backed Securities 1.3%
	Other ABS 0.2%
	Small Business Administration Participation Certificates Series 2015-20G, Class 1 2.88%, due 7/1/35	$301,891	$302,707

	Utilities 1.1%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	1,569,107	1,704,023

	Total Asset-Backed Securities (Cost $1,885,330)		2,006,730

	Corporate Bond 0.7%
	Electric 0.7%
	Duke Energy Florida Project Finance LLC 2.538%, due 9/1/31	1,100,000	1,047,170

	Total Corporate Bond (Cost $1,099,957)		1,047,170

	Mortgage-Backed Securities 1.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.4%
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	617,789	678,620

	Residential Mortgages (Collateralized Mortgage Obligations) 0.7%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 3.146%, due 8/25/36 (b)(c)	198,494	174,737
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.14%, due 2/25/42 (a)(c)(d)(e)	1,074,113	912,717
			1,087,454
	Total Mortgage-Backed Securities (Cost $1,857,906)		1,766,074

	U.S. Government & Federal Agencies 95.1%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0%‡
	Series 360, Class 2, IO 5.00%, due 8/25/35 (f)	189,358	37,235
	Series 361, Class 2, IO 6.00%, due 10/25/35 (f)	39,609	9,152
			46,387
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 28.7%
	2.50%, due 8/1/46	1,214,612	1,150,798
	2.705%, due 3/1/35 (c)	29,310	30,749
	2.756%, due 6/1/35 (c)	135,693	143,091
	2.818%, due 2/1/37 (c)	67,090	71,146
	3.00%, due 4/1/45	2,485,577	2,460,123
¤	3.00%, due 6/1/45	3,063,933	3,032,556
	3.00%, due 7/1/45	1,367,277	1,353,274
	3.00%, due 5/1/46	845,401	836,738
	3.50%, due 10/1/25	315,702	330,762
	3.50%, due 11/1/25	2,015,738	2,112,215
	3.50%, due 4/1/42	868,668	892,007
	3.50%, due 5/1/42	693,607	712,243
	3.50%, due 7/1/42	342,479	351,628
	3.50%, due 6/1/43	894,066	917,323
¤	3.50%, due 8/1/43	2,857,359	2,933,470
	3.50%, due 1/1/44	946,287	971,260
	3.50%, due 5/1/44	305,535	313,757
	3.50%, due 3/1/45	1,209,459	1,236,204
	3.50%, due 12/1/45	504,638	515,797
	3.50%, due 5/1/46	727,744	743,837
	4.00%, due 3/1/25	798,790	829,383
	4.00%, due 7/1/25	314,588	330,209
	4.00%, due 8/1/31	118,985	126,103
	4.00%, due 8/1/39	238,762	252,413
	4.00%, due 12/1/40	2,601,664	2,754,586
¤	4.00%, due 2/1/41	4,211,581	4,456,710
¤	4.00%, due 3/1/41	4,573,009	4,842,678
	4.00%, due 4/1/41	432,479	456,405
	4.00%, due 1/1/42	2,350,182	2,488,715
	4.00%, due 12/1/42	716,576	758,051
	4.00%, due 11/1/43	221,872	232,883
	4.00%, due 2/1/46	1,173,914	1,232,177
	4.50%, due 3/1/41	592,302	643,337
	4.50%, due 8/1/41	873,398	947,837
	5.00%, due 1/1/20	52,440	53,755
	5.00%, due 6/1/33	385,657	423,307
	5.00%, due 8/1/33	316,639	347,502
	5.00%, due 5/1/36	333,820	364,679
	5.00%, due 10/1/39	781,386	865,843
	5.50%, due 1/1/21	177,286	186,754
	5.50%, due 11/1/35	339,258	384,685
	5.50%, due 11/1/36	89,243	102,178
	6.50%, due 4/1/37	76,632	89,749
			44,278,917
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 41.7%
	2.00%, due 11/1/31	981,505	953,687
	2.50%, due 2/1/43	839,510	800,176
	2.731%, due 4/1/34 (c)	262,076	279,203
	2.76%, due 11/1/34 (c)	125,821	130,685
	3.00%, due 10/1/32	803,742	817,089
	3.00%, due 4/1/43	2,830,066	2,815,769
	3.00%, due 3/1/46	946,697	937,802
	3.00%, due 9/1/46	2,447,235	2,404,444
	3.00%, due 10/1/46	1,781,501	1,750,352
	3.50%, due 11/1/25	974,542	1,016,365
	3.50%, due 11/1/32	649,847	675,089
	3.50%, due 2/1/41	1,787,124	1,840,011
¤	3.50%, due 11/1/41	2,981,645	3,067,984
	3.50%, due 12/1/41	310,316	319,499
	3.50%, due 1/1/42	1,560,418	1,607,666
	3.50%, due 3/1/42	1,957,379	2,012,141
	3.50%, due 8/1/42	1,265,271	1,300,787
	3.50%, due 12/1/42	742,710	764,185
	3.50%, due 2/1/43	1,043,198	1,073,449
	3.50%, due 5/1/43	660,932	678,877
	3.50%, due 6/1/43	787,013	809,109
	4.00%, due 9/1/31	1,156,071	1,223,769
	4.00%, due 2/1/41	1,304,144	1,377,671
	4.00%, due 3/1/41	1,948,760	2,066,444
	4.00%, due 10/1/41	444,494	471,336
	4.00%, due 3/1/42	1,230,318	1,302,424
	4.00%, due 4/1/42	569,373	602,939
	4.00%, due 6/1/42	1,664,115	1,760,313
	4.00%, due 7/1/42	1,541,684	1,631,790
	4.50%, due 11/1/18	254,968	261,573
	4.50%, due 6/1/23	290,407	307,759
	4.50%, due 5/1/39	562,015	610,469
	4.50%, due 6/1/39	1,639,151	1,773,547
	4.50%, due 7/1/39	1,796,337	1,957,627
	4.50%, due 8/1/39	1,473,132	1,600,370
	4.50%, due 9/1/40	1,189,359	1,296,568
	4.50%, due 12/1/40	1,795,378	1,940,127
¤	4.50%, due 1/1/41	2,837,723	3,087,879
	4.50%, due 2/1/41	968,770	1,049,533
	4.50%, due 8/1/41	673,193	728,588
	4.50%, due 12/1/43	439,378	472,533
	5.00%, due 9/1/17	46,201	47,281
	5.00%, due 9/1/20	5,215	5,337
	5.00%, due 11/1/33	391,422	428,460
	5.00%, due 6/1/35	355,649	388,072
	5.00%, due 10/1/35	148,641	162,382
	5.00%, due 1/1/36	76,936	84,063
	5.00%, due 2/1/36	553,926	605,132
	5.00%, due 5/1/36	378,344	413,299
	5.00%, due 6/1/36	60,368	65,834
	5.00%, due 9/1/36	102,340	111,764
	5.00%, due 3/1/40	949,801	1,047,752
	5.00%, due 2/1/41	1,990,426	2,218,823
	5.50%, due 2/1/17	75	75
	5.50%, due 6/1/19	183,976	189,719
	5.50%, due 11/1/19	222,664	230,542
	5.50%, due 4/1/21	355,700	374,295
	5.50%, due 6/1/33	1,109,760	1,241,725
	5.50%, due 11/1/33	644,569	721,040
	5.50%, due 12/1/33	776,942	869,766
	5.50%, due 6/1/34	191,916	214,829
	5.50%, due 12/1/34	51,635	57,771
	5.50%, due 3/1/35	317,614	355,120
	5.50%, due 12/1/35	77,093	86,179
	5.50%, due 4/1/36	232,838	259,996
	5.50%, due 9/1/36	83,524	93,517
	5.50%, due 7/1/37	214,323	245,631
	6.00%, due 11/1/32	206,954	237,040
	6.00%, due 1/1/33	143,968	162,541
	6.00%, due 3/1/33	195,678	223,622
	6.00%, due 9/1/34	70,125	79,781
	6.00%, due 9/1/35	490,422	567,091
	6.00%, due 10/1/35	235,377	271,837
	6.00%, due 6/1/36	168,621	190,565
	6.00%, due 11/1/36	300,850	339,662
	6.00%, due 4/1/37	49,112	52,882
	6.50%, due 10/1/31	122,758	139,991
	6.50%, due 2/1/37	52,810	59,741
			64,420,785
	Government National Mortgage Association (Mortgage Pass-Through Securities) 8.7%
	3.00%, due 6/20/46	915,123	913,493
	3.50%, due 12/20/46	1,437,828	1,496,945
	3.50%, due 2/1/47 TBA (g)	750,000	777,188
	4.00%, due 7/15/39	348,598	368,496
	4.00%, due 9/20/40	1,551,918	1,654,696
	4.00%, due 11/20/40	269,210	286,881
	4.00%, due 1/15/41	1,569,986	1,664,828
¤	4.00%, due 10/15/41	3,095,010	3,344,660
	4.50%, due 5/20/40	1,510,283	1,633,838
	5.00%, due 2/20/41	361,631	397,937
	6.00%, due 8/15/32	288,364	333,357
	6.00%, due 12/15/32	154,056	174,146
	6.50%, due 8/15/28	99,257	113,058
	6.50%, due 4/15/31	298,299	347,030
			13,506,553
	Overseas Private Investment Corporation 1.9%
	5.142%, due 12/15/23	2,662,263	2,865,628

¤	Tennessee Valley Authority 4.2%
	4.65%, due 6/15/35	5,605,000	6,470,765

	United States Treasury Notes 9.9%
	0.875%, due 7/31/19	1,000,000	988,281
	1.625%, due 8/15/22	1,085,000	1,061,648
	1.75%, due 3/31/22	2,500,000	2,473,145
	1.75%, due 9/30/22	750,000	736,963
	2.00%, due 11/30/20	1,000,000	1,010,781
¤	2.00%, due 8/31/21	4,110,000	4,131,832
	2.00%, due 8/15/25	2,000,000	1,936,876
¤	2.375%, due 8/15/24	3,000,000	3,014,415
			15,353,941
	Total U.S. Government & Federal Agencies (Cost $144,102,519)		146,942,976
	Total Long-Term Bonds (Cost $148,945,712)		151,762,950

	Short-Term Investment 2.4%
	Repurchase Agreement 2.4%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $3,747,102 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 3/31/22, with a Principal Amount of $3,850,000 and a Market Value of $3,824,290)	3,747,099	3,747,099
	Total Short-Term Investment (Cost $3,747,099)		3,747,099
	Total Investments (Cost $152,692,811) (h)	100.6%	155,510,049
	Other Assets, Less Liabilities	(0.6)	(907,558)
	Net Assets	100.0%	$154,602,491

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2017.
(c)	Floating rate - Rate shown was the rate in effect as of January 31, 2017.
(d)	Illiquid security - As of January 31, 2017, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $912,717, which represented 0.6% of the Fund's net assets.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2017, the total market value of this security was $912,717, which represented 0.6% of the Fund's net assets.
(f)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(g)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of January 31, 2017, the total net market value of these securities was $777,188, which represented 0.5% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(h)	As of January 31, 2017, cost was $152,692,811 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$4,592,848
Gross unrealized depreciation	(1,775,610)
Net unrealized appreciation	$2,817,238

The following abbreviation is used in the preceding pages:
IO	—Interest Only

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,006,730	$—	$2,006,730
Corporate Bond	—	1,047,170	—	1,047,170
Mortgage-Backed Securities (b)	—	853,357	912,717	1,766,074
U.S. Government & Federal Agencies	—	146,942,976	—	146,942,976
Total Long-Term Bonds	—	150,850,233	912,717	151,762,950
Short-Term Investment
Repurchase Agreement	—	3,747,099	—	3,747,099
Total Investments in Securities	$—	$154,597,332	$912,717	$155,510,049

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $912,717 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers between among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2017
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	$931,266	$-	$-	$-	$-	$-	$-	$-	$912,717	$-
Total	$931,266	$-	$-	$-	$-	$-	$-	$-	$912,717	$-

MainStay High Yield Corporate Bond Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 93.7%†
	Convertible Bonds 2.5%
	Auto Parts & Equipment 0.5%
¤	Exide Technologies 7.00% (7.00% PIK), due 4/30/25 (a)(b)(c)(d)	$77,187,215	$47,624,512

	Media 0.4%
	DISH Network Corp. 3.375%, due 8/15/26 (d)	33,535,000	39,340,747

	Mining 0.6%
	Detour Gold Corp. 5.50%, due 11/30/17	60,973,000	61,849,487

	Oil & Gas 0.6%
¤	Comstock Resources, Inc.
	7.75% (7.75% PIK), due 4/1/19 (a)	12,829,000	13,005,399
	9.50% (9.50% PIK), due 6/15/20 (a)	31,261,687	31,691,535
	Stone Energy Corp. 1.75%, due 3/1/17 (e)(f)	29,845,000	17,832,387
			62,529,321
	Real Estate Investment Trusts 0.4%
	VEREIT, Inc. 3.75%, due 12/15/20	44,380,000	44,269,272

	Total Convertible Bonds (Cost $263,996,326)		255,613,339

	Corporate Bonds 90.5%
	Advertising 0.4%
	Lamar Media Corp.
	5.00%, due 5/1/23	2,500,000	2,568,750
	5.75%, due 2/1/26	655,000	694,300
	5.875%, due 2/1/22	21,972,000	22,658,625
	Outfront Media Capital LLC / Outfront Media Capital Corp.
	5.25%, due 2/15/22	14,600,000	15,111,000
	5.625%, due 2/15/24	3,000,000	3,131,250
			44,163,925
	Aerospace & Defense 1.2%
	KLX, Inc. 5.875%, due 12/1/22 (d)	37,720,000	39,511,700
	Orbital ATK, Inc.
	5.25%, due 10/1/21	3,190,000	3,309,625
	5.50%, due 10/1/23	14,115,000	14,679,600
	Spirit AeroSystems, Inc. 5.25%, due 3/15/22	18,585,000	19,378,486
	TransDigm, Inc.
	5.50%, due 10/15/20	4,000,000	4,030,000
	6.00%, due 7/15/22	4,000,000	4,030,000
	6.375%, due 6/15/26 (d)	8,740,000	8,608,900
	6.50%, due 7/15/24	21,711,000	21,738,139
	6.50%, due 5/15/25	11,350,000	11,406,750
			126,693,200
	Agriculture 0.1%
	Vector Group, Ltd. 6.125%, due 2/1/25 (d)	10,000,000	10,275,000

	Apparel 0.4%
	Hanesbrands, Inc.
	4.625%, due 5/15/24 (d)	8,280,000	8,197,200
	4.875%, due 5/15/26 (d)	10,710,000	10,549,350
	William Carter Co. (The) 5.25%, due 8/15/21	17,520,000	18,133,200
			36,879,750
	Auto Manufacturers 1.1%
	BCD Acquisition, Inc. 9.625%, due 9/15/23 (d)	24,065,000	25,749,550
	Ford Holdings LLC
	9.30%, due 3/1/30	18,155,000	25,196,435
	9.375%, due 3/1/20	1,695,000	2,000,554
	General Motors Financial Co., Inc.
	4.75%, due 8/15/17	3,000,000	3,051,897
	6.75%, due 6/1/18	18,000,000	19,088,676
	REV Group, Inc. 8.50%, due 11/1/19 (d)	33,560,000	35,056,776
			110,143,888
	Auto Parts & Equipment 3.0%
	Adient Global Holdings, Ltd. 4.875%, due 8/15/26 (d)	27,150,000	26,658,042
	Allison Transmission, Inc. 5.00%, due 10/1/24 (d)	5,000,000	5,037,500
	Cooper-Standard Automotive, Inc. 5.625%, due 11/15/26 (d)	8,970,000	9,020,411
¤	Exide Technologies 11.00% (4.00% Cash and 7.00% PIK), due 4/30/20 (a)(b)(c)	71,141,125	61,323,650
	Exide Technologies (Escrow Claim Shares) 8.625%, due 2/1/18 (b)(c)(g)	64,863,000	64,863
	Goodyear Tire & Rubber Co. (The)
	5.125%, due 11/15/23	7,000,000	7,183,750
	7.00%, due 5/15/22	2,500,000	2,616,750
	IHO Verwaltungs GmbH
	4.125%(4.125% Cash or 4.875% PIK) , due 9/15/21 (a)(d)	20,710,000	20,843,579
	4.50% (4.50% Cash or 5.25% PIK), due 9/15/23 (a)(d)	30,350,000	30,046,500
	4.75% (4.75% Cash or 5.50% PIK), due 9/15/26 (a)(d)	20,145,000	19,792,463
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (d)	13,960,000	13,994,900
	Meritor, Inc. 6.75%, due 6/15/21	11,900,000	12,316,500
	Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (d)	24,000,000	24,960,000
	Schaeffler Finance B.V.
	4.25%, due 5/15/21 (d)	21,610,000	22,042,200
	4.75%, due 5/15/23 (d)	22,195,000	22,630,022
	Tenneco, Inc. 5.00%, due 7/15/26	12,550,000	12,533,685
	Titan International, Inc. 6.875%, due 10/1/20	4,442,000	4,442,000
	ZF North America Capital, Inc. 4.75%, due 4/29/25 (d)	10,025,000	10,192,418
			305,699,233
	Banks 0.1%
	Provident Funding Associates, L.P. / PFG Finance Corp. 6.75%, due 6/15/21 (d)	8,950,000	9,039,500

	Biotechnology 0.2%
	AMAG Pharmaceuticals, Inc. 7.875%, due 9/1/23 (d)	24,220,000	23,432,850

	Building Materials 1.3%
	Airxcel, Inc. 8.50%, due 2/15/22 (d)	5,000,000	5,100,000
	BMC East LLC 5.50%, due 10/1/24 (d)	12,220,000	12,491,284
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	11,580,000	11,963,588
	James Hardie International Finance, Ltd. 5.875%, due 2/15/23 (d)	30,685,000	31,912,400
	RSI Home Products, Inc. 6.50%, due 3/15/23 (d)	11,000,000	11,467,500
	Standard Industries, Inc. 5.125%, due 2/15/21 (d)	7,630,000	7,973,350
	Summit Materials LLC / Summit Materials Finance Corp.
	6.125%, due 7/15/23	30,085,000	31,062,762
	8.50%, due 4/15/22	17,500,000	19,425,000
	USG Corp. 8.25%, due 1/15/18	2,200,000	2,326,500
			133,722,384
	Chemicals 1.6%
	Blue Cube Spinco, Inc.
	9.75%, due 10/15/23	31,550,000	37,465,625
	10.00%, due 10/15/25	22,945,000	27,763,450
	GCP Applied Technologies, Inc. 9.50%, due 2/1/23 (d)	19,625,000	22,372,500
	Kissner Holdings, L.P. / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA 8.375%, due 12/1/22 (d)	21,000,000	21,787,500
	Olin Corp. 5.50%, due 8/15/22	19,094,000	19,666,820
	PolyOne Corp. 5.25%, due 3/15/23	13,355,000	13,688,875
	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 6.75%, due 5/1/22 (d)	13,000,000	13,731,250
	Westlake Chemical Corp. 4.625%, due 2/15/21 (d)	3,650,000	3,792,799
			160,268,819
	Coal 0.7%
	CONSOL Energy, Inc.
	5.875%, due 4/15/22	42,000,000	40,635,000
	8.00%, due 4/1/23	28,035,000	28,735,875
			69,370,875
	Commercial Services 4.0%
	Ashtead Capital, Inc.
	5.625%, due 10/1/24 (d)	17,000,000	17,850,000
	6.50%, due 7/15/22 (d)	45,974,000	48,100,297
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.50%, due 4/1/23	40,118,000	38,914,460
	6.375%, due 4/1/24 (d)	24,995,000	24,557,588
	Cimpress N.V. 7.00%, due 4/1/22 (d)	37,800,000	38,934,000
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (d)	14,975,000	13,178,000
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	46,601,000	46,717,502
	Hertz Corp. (The) 5.50%, due 10/15/24 (d)	7,015,000	5,892,600
	IHS Markit, Ltd. 5.00%, due 11/1/22 (d)	64,925,000	67,278,531
	Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, due 8/1/23 (d)	12,296,000	13,033,760
	Nielsen Co. Luxembourg S.A.R.L. (The)
	5.00%, due 2/1/25 (d)	15,000,000	14,906,250
	5.50%, due 10/1/21 (d)	4,500,000	4,668,750
	Ritchie Bros Auctioneers, Inc. 5.375%, due 1/15/25 (d)	11,100,000	11,335,875
	Team Health, Inc. 7.25%, due 12/15/23 (d)	38,163,000	43,696,635
	United Rentals North America, Inc.
	4.625%, due 7/15/23	10,600,000	10,825,250
	7.625%, due 4/15/22	3,790,000	3,970,025
	WEX, Inc. 4.75%, due 2/1/23 (d)	9,823,000	9,737,049
			413,596,572
	Computers 0.8%
	Conduent Finance, Inc. / Xerox Business Services LLC 10.50%, due 12/15/24 (d)	10,000,000	11,262,500
	NCR Corp. 6.375%, due 12/15/23	25,360,000	26,945,000
	NeuStar, Inc. 4.50%, due 1/15/23	45,730,000	46,886,969
			85,094,469
	Cosmetics & Personal Care 0.6%
	Edgewell Personal Care Co.
	4.70%, due 5/19/21	38,105,000	40,063,711
	4.70%, due 5/24/22	19,378,000	19,990,345
	First Quality Finance Co., Inc. 4.625%, due 5/15/21 (d)	4,000,000	3,985,000
			64,039,056
	Distribution & Wholesale 0.4%
	American Tire Distributors, Inc. 10.25%, due 3/1/22 (d)	22,460,000	21,842,350
	H&E Equipment Services, Inc. 7.00%, due 9/1/22	16,750,000	17,650,480
			39,492,830
	Electric 1.8%
	Calpine Corp.
	5.875%, due 1/15/24 (d)	19,441,000	20,364,448
	6.00%, due 1/15/22 (d)	34,773,000	36,381,251
	GenOn Energy, Inc.
	7.875%, due 6/15/17	78,037,000	60,478,675
	9.50%, due 10/15/18	49,305,000	37,471,800
	NRG REMA LLC
	Series B 9.237%, due 7/2/17	3,060,715	2,571,001
	Series C 9.681%, due 7/2/26	38,625,000	26,940,937
	Public Service Co. of New Mexico 7.95%, due 5/15/18	2,927,000	3,149,976
			187,358,088
	Electrical Components & Equipment 1.1%
	Belden, Inc. 5.50%, due 9/1/22 (d)	48,348,000	49,919,310
	General Cable Corp. 5.75%, due 10/1/22	44,660,000	44,325,050
	WESCO Distribution, Inc. 5.375%, due 12/15/21	20,519,000	21,288,462
			115,532,822
	Electronics 0.6%
	Allegion PLC 5.875%, due 9/15/23	8,500,000	9,052,500
	Allegion U.S. Holding Co., Inc. 5.75%, due 10/1/21	19,800,000	20,641,500
	Kemet Corp. 10.50%, due 5/1/18	27,014,000	27,081,535
			56,775,535
	Engineering & Construction 0.8%
	Broadspectrum, Ltd. 8.375%, due 5/15/20 (d)	27,490,000	28,864,500
	New Enterprise Stone & Lime Co., Inc. 11.00%, due 9/1/18	27,675,000	27,675,000
	Weekley Homes LLC / Weekley Finance Corp. 6.00%, due 2/1/23	26,349,000	25,031,550
			81,571,050
	Entertainment 1.1%
	Churchill Downs, Inc. 5.375%, due 12/15/21	23,570,000	24,453,875
	GLP Capital, L.P. / GLP Financing II, Inc.
	4.875%, due 11/1/20	2,000,000	2,100,000
	5.375%, due 4/15/26	5,500,000	5,733,750
	Jacobs Entertainment, Inc. 7.875%, due 2/1/24 (d)	9,629,000	9,905,834
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (d)	17,990,000	18,147,412
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 6.125%, due 8/15/21 (d)	14,340,000	14,734,350
	Sterling Entertainment Enterprises LLC 9.75%, due 12/15/19 (b)(c)(g)	35,000,000	36,312,500
			111,387,721
	Finance - Auto Loans 0.3%
	Credit Acceptance Corp.
	6.125%, due 2/15/21	5,102,000	5,178,530
	7.375%, due 3/15/23	20,365,000	20,895,712
			26,074,242
	Finance - Consumer Loans 0.5%
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (d)	25,895,000	26,412,900
	Ocwen Loan Servicing LLC 8.375%, due 11/15/22 (d)	17,000,000	17,255,000
	OneMain Financial Holdings LLC 6.75%, due 12/15/19 (d)	6,645,000	6,894,188
	Springleaf Finance Corp. 8.25%, due 12/15/20	3,075,000	3,301,781
			53,863,869
	Finance - Credit Card 0.1%
	Alliance Data Systems Corp. 6.375%, due 4/1/20 (d)	9,000,000	9,123,750

	Finance - Investment Banker/Broker 0.7%
	E*TRADE Financial Corp.
	4.625%, due 9/15/23	17,500,000	17,959,375
	5.375%, due 11/15/22	20,880,000	22,137,707
	5.875%, due 12/29/49 (h)	3,000,000	2,992,500
	KCG Holdings, Inc. 6.875%, due 3/15/20 (d)	30,135,000	30,059,662
			73,149,244
	Finance - Leasing Companies 0.5%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	4.625%, due 10/30/20	9,240,000	9,705,326
	5.00%, due 10/1/21	16,320,000	17,391,898
	Lincoln Finance, Ltd. 7.375%, due 4/15/21 (d)	18,055,000	19,140,557
			46,237,781
	Finance - Mortgage Loan/Banker 0.4%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
	5.875%, due 8/1/21 (d)	25,665,000	25,472,513
	7.375%, due 10/1/17	19,100,000	19,171,625
			44,644,138
	Finance - Other Services 0.4%
	Cantor Commercial Real Estate Co., L.P. / CCRE Finance Corp. 7.75%, due 2/15/18 (d)	27,350,000	27,350,000
	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 8/1/18	12,000,000	12,180,000
	7.875%, due 10/1/20	6,000,000	6,240,000
			45,770,000
	Food 2.1%
	B&G Foods, Inc. 4.625%, due 6/1/21	16,649,000	17,023,602
	C&S Group Enterprises LLC 5.375%, due 7/15/22 (d)	49,865,000	48,867,700
	Fresh Market, Inc. (The) 9.75%, due 5/1/23 (d)	18,170,000	16,171,300
	Ingles Markets, Inc. 5.75%, due 6/15/23	13,142,000	13,470,550
	KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (d)	23,855,000	23,914,637
	Lamb Weston Holdings, Inc.
	4.625%, due 11/1/24 (d)	5,000,000	5,012,500
	4.875%, due 11/1/26 (d)	13,000,000	13,016,250
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (d)	26,365,000	28,737,850
	Land O'Lakes Capital Trust I 7.45%, due 3/15/28 (d)	13,023,000	14,618,318
	TreeHouse Foods, Inc. 6.00%, due 2/15/24 (d)	16,265,000	17,057,919
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (d)	21,607,000	22,363,245
			220,253,871
	Forest Products & Paper 0.6%
	Mercer International, Inc. 6.50%, due 2/1/24	5,000,000	5,031,250
	Smurfit Kappa Treasury Funding, Ltd. 7.50%, due 11/20/25	51,820,000	60,499,850
			65,531,100
	Gas 0.6%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.50%, due 5/20/25	8,010,000	8,210,250
	5.625%, due 5/20/24	24,476,000	25,393,850
	5.875%, due 8/20/26	22,255,000	23,089,563
			56,693,663
	Health Care - Products 0.5%
	Alere, Inc. 6.375%, due 7/1/23 (d)	9,970,000	10,088,394
	Halyard Health, Inc. 6.25%, due 10/15/22	11,331,000	11,699,258
	Hill-Rom Holdings, Inc. 5.75%, due 9/1/23 (d)	13,750,000	14,265,625
	Hologic, Inc. 5.25%, due 7/15/22 (d)	12,715,000	13,255,387
	Sterigenics-Nordion Holdings LLC 6.50%, due 5/15/23 (d)	1,905,000	1,933,575
	Universal Hospital Services, Inc. 7.625%, due 8/15/20	2,960,000	2,937,800
			54,180,039
	Health Care - Services 3.9%
	Acadia Healthcare Co., Inc.
	5.625%, due 2/15/23	23,677,000	24,032,155
	6.50%, due 3/1/24	11,565,000	12,013,144
	Centene Corp.
	4.75%, due 5/15/22	2,500,000	2,537,500
	4.75%, due 1/15/25	11,945,000	11,788,162
	5.625%, due 2/15/21	14,905,000	15,647,269
	6.125%, due 2/15/24	22,782,000	24,205,875
	Fresenius Medical Care U.S. Finance II, Inc.
	4.75%, due 10/15/24 (d)	2,000,000	2,025,000
	5.625%, due 7/31/19 (d)	11,680,000	12,453,800
	5.875%, due 1/31/22 (d)	4,030,000	4,352,400
	6.50%, due 9/15/18 (d)	4,730,000	5,013,800
¤	HCA, Inc.
	4.25%, due 10/15/19	6,000,000	6,210,000
	5.00%, due 3/15/24	9,944,000	10,354,190
	5.25%, due 4/15/25	19,000,000	19,997,500
	5.375%, due 2/1/25	20,495,000	20,904,900
	5.875%, due 3/15/22	12,010,000	13,045,862
	5.875%, due 5/1/23	2,828,000	3,011,820
	5.875%, due 2/15/26	19,470,000	20,248,800
	6.50%, due 2/15/20	3,294,000	3,598,695
	7.50%, due 2/15/22	9,407,000	10,700,463
	7.50%, due 12/15/23	1,500,000	1,665,000
	7.58%, due 9/15/25	8,000,000	8,700,000
	7.69%, due 6/15/25	18,780,000	20,611,050
	8.00%, due 10/1/18	4,984,000	5,432,560
	8.36%, due 4/15/24	4,524,000	5,179,980
	HealthSouth Corp. 5.75%, due 11/1/24	13,345,000	13,561,856
	IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, due 5/15/19	11,770,000	11,210,925
	Molina Healthcare, Inc. 5.375%, due 11/15/22	22,000,000	22,715,000
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (d)	49,985,000	53,046,581
	Quorum Health Corp. 11.625%, due 4/15/23 (d)	6,000,000	5,640,000
	Tenet Healthcare Corp.
	6.00%, due 10/1/20	8,000,000	8,440,000
	6.75%, due 6/15/23	7,000,000	6,615,000
	7.50%, due 1/1/22 (d)	3,785,000	4,059,413
	8.125%, due 4/1/22	19,000,000	19,190,000
			408,208,700
	Home Builders 2.6%
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (d)	35,515,000	34,804,700
	AV Homes, Inc. 8.50%, due 7/1/19	24,860,000	26,009,775
	Brookfield Residential Properties, Inc.
	6.375%, due 5/15/25 (d)	6,665,000	6,731,650
	6.50%, due 12/15/20 (d)	23,765,000	24,477,950
	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (d)	37,941,000	38,510,115
	Century Communities, Inc.
	6.875%, due 5/15/22 (d)	9,990,000	10,314,675
	6.875%, due 5/15/22	25,336,000	26,159,420
	D.R. Horton, Inc. 5.75%, due 8/15/23	1,845,000	2,047,821
	Mattamy Group Corp. 6.50%, due 11/15/20 (d)	36,862,000	37,691,395
	Modular Space Corp. 10.25%, due 1/31/19 (d)(e)(f)	4,270,000	2,562,000
	PulteGroup, Inc.
	5.00%, due 1/15/27	5,000,000	4,918,750
	5.50%, due 3/1/26	2,500,000	2,556,250
	Toll Brothers Finance Corp. 5.875%, due 2/15/22	5,000,000	5,437,500
	WCI Communities, Inc. / Lennar Corp. 6.875%, due 8/15/21	12,355,000	13,003,638
	Woodside Homes Co. LLC / Woodside Homes Finance, Inc. 6.75%, due 12/15/21 (d)	30,741,000	29,895,622
			265,121,261
	Household Products & Wares 0.6%
	Prestige Brands, Inc.
	5.375%, due 12/15/21 (d)	4,000,000	4,120,000
	6.375%, due 3/1/24 (d)	17,853,000	18,611,753
	Spectrum Brands, Inc.
	5.75%, due 7/15/25	15,000,000	15,675,000
	6.625%, due 11/15/22	26,055,000	27,618,300
			66,025,053
	Housewares 0.4%
	American Greetings Corp. 7.375%, due 12/1/21	9,244,000	9,590,650
	Radio Systems Corp. 8.375%, due 11/1/19 (d)	33,225,000	34,678,594
			44,269,244
	Insurance 1.4%
	American Equity Investment Life Holding Co. 6.625%, due 7/15/21	31,660,000	33,157,835
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	9,092,000	9,625,691
	8.30%, due 4/15/26	5,395,000	6,354,884
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (d)	29,148,000	29,257,305
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (d)	12,890,000	14,932,188
	MGIC Investment Corp. 5.75%, due 8/15/23	22,500,000	23,512,500
	USI, Inc. 7.75%, due 1/15/21 (d)	29,460,000	30,086,025
			146,926,428
	Internet 1.5%
	Cogent Communications Group, Inc. 5.375%, due 3/1/22 (d)	12,505,000	12,989,569
	Match Group, Inc.
	6.375%, due 6/1/24	4,500,000	4,826,250
	6.75%, due 12/15/22	56,624,000	59,596,760
	Netflix, Inc.
	5.375%, due 2/1/21	10,580,000	11,360,275
	5.50%, due 2/15/22	14,265,000	15,281,381
	5.75%, due 3/1/24	26,951,000	29,006,014
	5.875%, due 2/15/25	4,401,000	4,775,085
	VeriSign, Inc. 5.25%, due 4/1/25	18,157,000	18,756,907
			156,592,241
	Investment Management/Advisory Services 0.5%
	Drawbridge Special Opportunities Fund, L.P. / Drawbridge Special Opportunities Finance 5.00%, due 8/1/21 (d)	24,475,000	23,801,938
	NFP Corp. 9.00%, due 7/15/21 (d)	22,882,000	23,997,497
			47,799,435
	Iron & Steel 1.0%
	Allegheny Ludlum LLC 6.95%, due 12/15/25	11,518,000	10,711,740
	Allegheny Technologies, Inc.
	7.875%, due 8/15/23	20,970,000	21,179,700
	9.375%, due 6/1/19	7,250,000	7,993,125
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC 6.50%, due 5/15/21 (d)	39,050,000	41,344,187
	Evraz, Inc. N.A. 7.50%, due 11/15/19 (d)	22,270,000	22,604,050
			103,832,802
	Leisure Time 1.4%
	Brunswick Corp. 4.625%, due 5/15/21 (d)	22,408,000	22,660,090
	Carlson Travel, Inc. 6.75%, due 12/15/23 (d)	58,360,000	60,621,450
	Carlson Travel, Inc. 9.50%, due 12/15/24 (d)	38,605,000	40,728,275
	Vista Outdoor, Inc. 5.875%, due 10/1/23	15,187,000	15,813,464
			139,823,279
	Lodging 0.9%
	Boyd Gaming Corp. 6.375%, due 4/1/26 (d)	9,000,000	9,652,500
	Choice Hotels International, Inc. 5.75%, due 7/1/22	29,235,000	31,427,625
	Hilton Domestic Operating Co., Inc. 4.25%, due 9/1/24 (d)	14,200,000	13,933,750
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, due 10/15/21	20,930,000	21,580,402
	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.75%, due 11/15/21 (d)	19,590,000	20,030,775
			96,625,052
	Machinery - Construction & Mining 0.4%
	BlueLine Rental Finance Corp. 7.00%, due 2/1/19 (d)	19,610,000	19,364,875
	Terex Corp. 5.625%, due 2/1/25 (d)	15,250,000	15,574,825
	Vander Intermediate Holding II Corp. 9.75% (9.75% Cash or 10.50% PIK), due 2/1/19 (a)(d)	6,262,437	5,573,569
			40,513,269
	Machinery - Diversified 0.4%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	11,000,000	11,990,000
	SPX FLOW, Inc. 5.625%, due 8/15/24 (d)	2,000,000	2,040,000
	Zebra Technologies Corp. 7.25%, due 10/15/22	26,185,000	28,214,338
			42,244,338
	Media 6.3%
	Altice Financing S.A. 7.50%, due 5/15/26 (d)	15,300,000	16,141,500
	Altice U.S. Finance I Corp. 5.375%, due 7/15/23 (d)	20,195,000	21,028,044
	Cablevision Systems Corp. 7.75%, due 4/15/18	18,620,000	19,597,550
¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.125%, due 2/15/23	24,000,000	24,900,000
	5.125%, due 5/1/23 (d)	14,873,000	15,430,738
	5.125%, due 5/1/27 (d)	35,190,000	35,849,812
	5.25%, due 9/30/22	3,000,000	3,105,660
	5.375%, due 5/1/25 (d)	5,080,000	5,289,550
	5.75%, due 2/15/26 (d)	24,035,000	25,469,601
	5.875%, due 4/1/24 (d)	23,695,000	25,427,815
	5.875%, due 5/1/27 (d)	12,615,000	13,383,758
	6.625%, due 1/31/22	600,000	621,000
	Charter Communications Operating LLC / Charter Communications Operating Capital
	3.579%, due 7/23/20	4,000,000	4,097,840
	4.464%, due 7/23/22	6,165,000	6,445,723
	Cogeco Communications, Inc. 4.875%, due 5/1/20 (d)	10,685,000	11,005,550
	CSC Holdings LLC
	7.625%, due 7/15/18	8,885,000	9,529,163
	10.125%, due 1/15/23 (d)	5,935,000	6,880,920
	DISH DBS Corp.
	4.625%, due 7/15/17	2,000,000	2,025,000
	5.125%, due 5/1/20	5,000,000	5,137,500
	5.875%, due 11/15/24	6,585,000	6,659,081
	Midcontinent Communications / Midcontinent Finance Corp.
	6.25%, due 8/1/21 (d)	4,000,000	4,165,000
	6.875%, due 8/15/23 (d)	15,125,000	16,240,469
	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	13,665,000	13,972,463
	5.00%, due 4/15/22 (d)	71,860,000	73,387,025
	Quebecor Media, Inc. 5.75%, due 1/15/23	49,915,000	52,285,962
	SFR Group S.A.
	6.00%, due 5/15/22 (d)	41,175,000	42,358,781
	6.25%, due 5/15/24 (d)	11,500,000	11,571,875
	7.375%, due 5/1/26 (d)	22,000,000	22,577,500
	Videotron, Ltd.
	5.00%, due 7/15/22	25,254,000	26,264,160
	5.375%, due 6/15/24 (d)	28,095,000	29,359,275
	Virgin Media Secured Finance PLC
	5.25%, due 1/15/21	83,145,000	88,445,494
	5.25%, due 1/15/26 (d)	7,000,000	7,023,590
	5.50%, due 8/15/26 (d)	5,000,000	5,075,000
			650,752,399
	Metal Fabricate & Hardware 1.7%
	Grinding Media, Inc. / MC Grinding Media Canada, Inc. 7.375%, due 12/15/23 (d)	34,445,000	36,382,531
	Novelis Corp.
	5.875%, due 9/30/26 (d)	29,295,000	29,734,425
	6.25%, due 8/15/24 (d)	20,650,000	21,734,125
	Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (d)	15,655,000	13,541,575
	Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, due 12/15/18 (d)	73,540,000	76,043,302
			177,435,958
	Mining 4.4%
	Alamos Gold, Inc. 7.75%, due 4/1/20 (d)	62,636,000	65,298,030
	Alcoa Nederland Holding B.V.
	6.75%, due 9/30/24 (d)	7,875,000	8,519,766
	7.00%, due 9/30/26 (d)	12,000,000	13,140,000
	Aleris International, Inc.
	7.875%, due 11/1/20	19,830,000	20,248,909
	9.50%, due 4/1/21 (d)	34,460,000	37,475,250
	Constellium N.V. 5.75%, due 5/15/24 (d)	6,817,000	6,561,362
	First Quantum Minerals, Ltd. 7.25%, due 10/15/19 (d)	34,350,000	35,466,375
¤	Freeport-McMoRan, Inc.
	6.125%, due 6/15/19 (d)	2,200,000	2,233,000
	6.50%, due 11/15/20 (d)	34,940,000	35,813,500
	6.625%, due 5/1/21 (d)	15,620,000	15,932,400
	6.75%, due 2/1/22 (d)	20,996,000	21,888,330
	6.875%, due 2/15/23 (d)	68,026,000	70,917,105
	Hecla Mining Co. 6.875%, due 5/1/21	42,803,000	44,301,105
	Joseph T. Ryerson & Son, Inc. 11.00%, due 5/15/22 (d)	4,405,000	4,908,932
	New Gold, Inc. 7.00%, due 4/15/20 (d)	42,034,000	42,454,340
	Petra Diamonds U.S. Treasury PLC 8.25%, due 5/31/20 (d)	25,580,000	26,859,000
	St. Barbara, Ltd. 8.875%, due 4/15/18 (d)	3,234,000	3,331,020
			455,348,424
	Miscellaneous - Manufacturing 1.0%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (d)	18,225,000	18,270,562
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (d)	28,910,000	26,308,100
	EnPro Industries, Inc. 5.875%, due 9/15/22	17,465,000	18,163,600
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (d)	29,319,000	28,915,864
	Koppers, Inc. 6.00%, due 2/15/25 (d)	9,250,000	9,573,750
			101,231,876
	Oil & Gas 8.5%
	Antero Resources Corp. 5.375%, due 11/1/21	10,000,000	10,262,500
	California Resources Corp.
	5.00%, due 1/15/20	58,790,000	48,060,825
	8.00%, due 12/15/22 (d)	16,355,000	14,555,950
	Callon Petroleum Co. 6.125%, due 10/1/24 (d)	12,930,000	13,689,637
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	6.50%, due 4/15/21	9,000,000	7,785,000
	7.625%, due 1/15/22	22,680,000	19,504,800
	7.75%, due 4/15/23	4,840,000	4,138,200
	11.50%, due 1/15/21 (d)	33,240,000	38,475,300
	Carrizo Oil & Gas, Inc.
	6.25%, due 4/15/23	7,000,000	7,183,750
	7.50%, due 9/15/20	14,480,000	15,023,000
	Chesapeake Energy Corp. (Escrow Claim Shares) 6.775%, due 3/15/19 (b)(c)(g)	15,000,000	4,762,500
¤	Comstock Resources, Inc. 10.00% (10.00% Cash or 12.25% PIK), due 3/15/20 (a)	71,520,000	75,185,400
	Concho Resources, Inc. 5.50%, due 10/1/22	16,000,000	16,620,000
	Continental Resources, Inc.
	3.80%, due 6/1/24	2,500,000	2,334,375
	5.00%, due 9/15/22	22,385,000	22,832,700
	Gulfport Energy Corp. 6.00%, due 10/15/24 (d)	30,965,000	31,545,594
	6.375%, due 5/15/25 (d)	16,500,000	16,912,500
	Halcon Resources Corp. 8.625%, due 2/1/20 (d)(f)	40,545,000	42,369,525
	Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, due 4/1/22	16,665,000	16,290,037
	Matador Resources Co. 6.875%, due 4/15/23 (d)	10,650,000	11,235,750
	Murphy Oil Corp. 6.875%, due 8/15/24	9,575,000	10,269,188
	Murphy Oil USA, Inc. 6.00%, due 8/15/23	22,105,000	23,154,987
	Newfield Exploration Co.
	5.625%, due 7/1/24	19,360,000	20,376,400
	5.75%, due 1/30/22	14,120,000	15,037,800
	Oasis Petroleum, Inc.
	6.50%, due 11/1/21	15,568,000	15,918,280
	6.875%, due 3/15/22	7,500,000	7,687,500
	6.875%, due 1/15/23	5,000,000	5,118,750
	PDC Energy, Inc.
	6.125%, due 9/15/24 (d)	4,500,000	4,702,500
	7.75%, due 10/15/22	33,775,000	35,843,719
	PetroQuest Energy, Inc. 10.00% (1.00% Cash and 9.00% PIK), due 2/15/21 (a)(d)	62,800,000	46,001,000
	Range Resources Corp.
	5.75%, due 6/1/21 (d)	23,225,000	24,328,187
	5.875%, due 7/1/22 (d)	16,330,000	17,105,675
	Rex Energy Corp. 1.00%, due 10/1/20 (i)	116,325,000	65,723,625
	RSP Permian, Inc. 5.25%, due 1/15/25 (d)	10,285,000	10,516,413
	6.625%, due 10/1/22	17,780,000	18,780,125
	SM Energy Co.
	6.50%, due 11/15/21	8,750,000	9,023,438
	6.50%, due 1/1/23	3,651,000	3,760,530
	Stone Energy Corp. 7.50%, due 11/15/22 (e)(f)	87,403,000	54,626,875
	WPX Energy, Inc.
	6.00%, due 1/15/22	39,250,000	40,820,000
	7.50%, due 8/1/20	28,940,000	31,399,900
			878,962,235
	Oil & Gas Services 0.4%
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21	44,185,000	44,626,850

	Packaging & Containers 0.1%
	AEP Industries, Inc. 8.25%, due 4/15/19	11,372,000	11,633,556

	Pharmaceuticals 1.6%
	DPx Holdings B.V. 7.50%, due 2/1/22 (d)	19,905,000	21,099,300
	Endo Finance LLC 5.75%, due 1/15/22 (d)	7,480,000	6,516,950
	Endo Finance LLC / Endo Finco, Inc. 5.375%, due 1/15/23 (d)	7,300,000	6,113,750
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc.
	6.00%, due 7/15/23 (d)	8,815,000	7,514,788
	6.00%, due 2/1/25 (d)	13,945,000	11,347,744
	Grifols Worldwide Operations, Ltd. 5.25%, due 4/1/22	12,196,000	12,656,277
	inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc. 7.50%, due 10/1/24 (d)	5,000,000	5,237,500
	Nature's Bounty Co. (The) 7.625%, due 5/15/21 (d)	44,485,000	46,598,037
	Valeant Pharmaceuticals International, Inc.
	6.375%, due 10/15/20 (d)	3,184,000	2,789,980
	7.00%, due 10/1/20 (d)	7,000,000	6,335,000
	7.50%, due 7/15/21 (d)	39,810,000	34,584,937
			160,794,263
	Pipelines 3.6%
	ANR Pipeline Co.
	7.375%, due 2/15/24	2,555,000	3,091,678
	9.625%, due 11/1/21	10,349,000	13,376,817
	Antero Midstream Partners, L.P. / Antero Midstream Finance Corp. 5.375%, due 9/15/24 (d)	10,115,000	10,342,588
	Cheniere Corpus Christi Holdings LLC 5.875%, due 3/31/25 (d)	25,240,000	26,691,300
	EnLink Midstream Partners, L.P. 4.15%, due 6/1/25	5,000,000	4,913,420
	EnLink Midstream Partners, L.P. / EnLink Midstream Finance Corp. 7.125%, due 6/1/22	1,765,000	1,846,592
	Genesis Energy, L.P. / Genesis Energy Finance Corp.
	5.75%, due 2/15/21	4,750,000	4,874,688
	6.75%, due 8/1/22	44,620,000	47,185,650
	Holly Energy Partners, L.P. / Holly Energy Finance Corp. 6.00%, due 8/1/24 (d)	11,350,000	11,889,125
¤	MPLX, L.P.
	4.875%, due 12/1/24	27,465,000	28,795,130
	4.875%, due 6/1/25	33,845,000	35,484,181
	5.50%, due 2/15/23	35,965,000	37,491,714
	NuStar Logistics, L.P.
	6.75%, due 2/1/21	17,185,000	18,602,763
	8.15%, due 4/15/18	6,454,000	6,873,510
	Rockies Express Pipeline LLC
	5.625%, due 4/15/20 (d)	1,000,000	1,060,000
	6.00%, due 1/15/19 (d)	17,400,000	18,400,500
	6.85%, due 7/15/18 (d)	3,000,000	3,187,500
	Sabine Pass Liquefaction LLC 5.875%, due 6/30/26 (d)	25,290,000	28,040,287
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 7.50%, due 7/1/21	26,263,000	27,641,807
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	6.125%, due 10/15/21	1,000,000	1,046,250
	6.25%, due 10/15/22	14,000,000	14,910,000
	6.375%, due 5/1/24	5,000,000	5,431,250
	Williams Partners, L.P. / ACMP Finance Corp. 6.125%, due 7/15/22	23,509,000	24,273,184
			375,449,934
	Real Estate 1.6%
	AAF Holdings LLC / AAF Finance Co. 12.00% (12.00% Cash or 12.75% PIK), due 7/1/19 (a)(d)	34,913,105	36,135,064
	CBRE Services, Inc.
	5.00%, due 3/15/23	40,697,000	42,006,507
	5.25%, due 3/15/25	11,490,000	11,862,276
	Howard Hughes Corp. (The) 6.875%, due 10/1/21 (d)	26,095,000	27,497,606
	Realogy Group LLC / Realogy Co-Issuer Corp. 4.875%, due 6/1/23 (d)	16,815,000	16,394,625
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (d)	32,515,000	33,165,300
			167,061,378
	Real Estate Investment Trusts 3.4%
¤	Crown Castle International Corp.
	4.875%, due 4/15/22	4,000,000	4,300,360
	5.25%, due 1/15/23	91,468,000	99,361,688
¤	Equinix, Inc.
	5.375%, due 1/1/22	20,371,000	21,542,332
	5.375%, due 4/1/23	17,500,000	18,310,775
	5.75%, due 1/1/25	29,122,000	30,723,710
	5.875%, due 1/15/26	31,085,000	33,027,812
	FelCor Lodging, L.P. 5.625%, due 3/1/23	13,497,000	13,969,395
	Host Hotels & Resorts, L.P.
	5.25%, due 3/15/22	2,000,000	2,163,598
	6.00%, due 10/1/21	13,000,000	14,492,556
	MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc.
	4.50%, due 9/1/26 (d)	14,205,000	13,601,288
	5.625%, due 5/1/24 (d)	55,695,000	58,131,656
	MPT Operating Partnership, L.P. / MPT Finance Corp.
	5.25%, due 8/1/26	4,500,000	4,421,250
	6.375%, due 2/15/22	5,000,000	5,175,000
	Sabra Health Care, L.P. / Sabra Capital Corp.
	5.375%, due 6/1/23	3,005,000	3,005,000
	5.50%, due 2/1/21	5,030,000	5,206,050
	Starwood Property Trust 5.00%, due 12/15/21 (d)	10,830,000	11,005,988
	VEREIT Operating Partnership, L.P.
	4.125%, due 6/1/21	4,000,000	4,059,200
	4.875%, due 6/1/26	7,395,000	7,538,759
			350,036,417
	Retail 4.4%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, due 5/20/22	31,889,000	33,443,589
	Asbury Automotive Group, Inc. 6.00%, due 12/15/24	45,563,000	46,588,167
	AutoNation, Inc. 6.75%, due 4/15/18	8,000,000	8,432,656
	Brinker International, Inc. 5.00%, due 10/1/24 (d)	13,465,000	13,094,713
	Dollar Tree, Inc. 5.75%, due 3/1/23	29,650,000	31,399,350
	DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. 8.00%, due 6/1/21 (d)	45,241,000	44,675,487
	GameStop Corp.
	5.50%, due 10/1/19 (d)	10,925,000	11,116,188
	6.75%, due 3/15/21 (d)	20,000,000	20,350,000
	Group 1 Automotive, Inc.
	5.00%, due 6/1/22	16,015,000	16,215,188
	5.25%, due 12/15/23 (d)	8,000,000	8,020,000
	Guitar Center, Inc. 6.50%, due 4/15/19 (d)	3,450,000	3,096,375
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
	5.00%, due 6/1/24 (d)	15,460,000	15,749,875
	5.25%, due 6/1/26 (d)	19,550,000	19,777,953
	L Brands, Inc.
	5.625%, due 2/15/22	9,840,000	10,298,544
	6.625%, due 4/1/21	13,980,000	15,343,050
	6.75%, due 7/1/36	24,015,000	23,174,475
	6.875%, due 11/1/35	7,000,000	6,825,000
	8.50%, due 6/15/19	3,395,000	3,822,566
	Men's Wearhouse, Inc. (The) 7.00%, due 7/1/22	78,061,000	73,182,187
	Penske Automotive Group, Inc. 5.75%, due 10/1/22	27,481,000	28,305,430
	Sonic Automotive, Inc. 7.00%, due 7/15/22	13,685,000	14,300,825
	Yum! Brands, Inc.
	3.875%, due 11/1/23	5,000,000	4,875,000
	5.30%, due 9/15/19	6,500,000	6,898,125
			458,984,743
	Semiconductors 1.5%
¤	Micron Technology, Inc.
	5.25%, due 8/1/23 (d)	16,800,000	16,842,000
	5.25%, due 1/15/24 (d)	8,000,000	8,032,000
	5.50%, due 2/1/25	32,895,000	33,059,475
	5.625%, due 1/15/26 (d)	5,000,000	5,007,500
	5.875%, due 2/15/22	4,000,000	4,157,480
	7.50%, due 9/15/23 (d)	72,045,000	79,969,950
	Qorvo, Inc.
	6.75%, due 12/1/23	5,430,000	5,918,428
	7.00%, due 12/1/25	6,000,000	6,630,000
			159,616,833
	Software 2.6%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (d)	43,570,000	44,885,814
	Camelot Finance S.A. 7.875%, due 10/15/24 (d)	10,750,000	11,368,125
	Change Healthcare Holdings, Inc.
	6.00%, due 2/15/21 (d)	17,255,000	18,247,163
	11.00%, due 12/31/19	2,000,000	2,060,000
	Donnelley Financial Solutions, Inc. 8.25%, due 10/15/24 (d)	20,815,000	21,543,525
	First Data Corp. 7.00%, due 12/1/23 (d)	5,000,000	5,302,500
	MSCI, Inc.
	4.75%, due 8/1/26 (d)	11,290,000	11,233,550
	5.25%, due 11/15/24 (d)	24,757,000	25,660,630
	5.75%, due 8/15/25 (d)	13,000,000	13,771,940
	Open Text Corp. 5.875%, due 6/1/26 (d)	24,695,000	25,868,012
	PTC, Inc. 6.00%, due 5/15/24	41,780,000	44,494,447
	Quintiles IMS, Inc. 4.875%, due 5/15/23 (d)	17,078,000	17,270,128
	5.00%, due 10/15/26 (d)	27,235,000	27,416,385
	RP Crown Parent LLC 7.375%, due 10/15/24 (d)	2,000,000	2,100,000
			271,222,219
	Storage & Warehousing 0.2%
	Algeco Scotsman Global Finance PLC 8.50%, due 10/15/18 (d)	23,590,000	22,174,600

	Telecommunications 5.2%
	Anixter, Inc. 5.625%, due 5/1/19	7,715,000	8,107,115
	CenturyLink, Inc. 5.625%, due 4/1/25	16,000,000	15,200,000
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (d)	34,970,000	35,669,400
	Frontier Communications Corp.
	6.25%, due 9/15/21	8,000,000	7,480,000
	8.875%, due 9/15/20	2,665,000	2,838,225
	10.50%, due 9/15/22	21,670,000	22,577,540
	Hughes Satellite Systems Corp.
	5.25%, due 8/1/26 (d)	20,025,000	20,025,000
	6.50%, due 6/15/19	2,627,000	2,824,025
	6.625%, due 8/1/26 (d)	26,195,000	27,046,337
	7.625%, due 6/15/21	38,970,000	42,895,838
	Level 3 Communications, Inc. 5.75%, due 12/1/22	10,735,000	11,110,725
	Level 3 Financing, Inc. 5.375%, due 8/15/22	2,000,000	2,065,000
	Sprint Capital Corp.
	6.875%, due 11/15/28	24,340,000	25,070,200
	8.75%, due 3/15/32	3,075,000	3,528,563
	Sprint Communications, Inc.
	7.00%, due 3/1/20 (d)	26,870,000	29,187,537
	9.00%, due 11/15/18 (d)	12,736,000	13,945,920
	9.25%, due 4/15/22	16,806,000	20,041,155
	Sprint Corp.
	7.125%, due 6/15/24	10,215,000	10,674,675
	7.875%, due 9/15/23	8,885,000	9,706,863
¤	T-Mobile USA, Inc.
	6.00%, due 4/15/24	15,315,000	16,272,187
	6.125%, due 1/15/22	13,775,000	14,567,063
	6.25%, due 4/1/21	20,085,000	20,812,077
	6.375%, due 3/1/25	41,842,000	45,241,662
	6.50%, due 1/15/24	14,445,000	15,565,932
	6.50%, due 1/15/26	28,215,000	31,001,231
	6.542%, due 4/28/20	2,000,000	2,057,500
	6.625%, due 11/15/20	975,000	999,375
	6.625%, due 4/1/23	30,090,000	31,976,643
	6.731%, due 4/28/22	38,575,000	40,118,000
	6.836%, due 4/28/23	8,915,000	9,516,763
			538,122,551
	Transportation 0.9%
	Florida East Coast Holdings Corp.
	6.75%, due 5/1/19 (d)	50,325,000	51,708,938
	9.75%, due 5/1/20 (d)	43,920,000	45,237,600
			96,946,538
	Trucking & Leasing 0.1%
	Park Aerospace Holdings, Ltd. 5.25%, due 8/15/22 (d)	5,000,000	5,125,000
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	3,896,000	4,120,020
			9,245,020
	Total Corporate Bonds (Cost $9,009,059,592)		9,367,686,160
	Loan Assignments 0.7% (j)
	Finance 0.1%
	Ocwen Financial Corp. 2016 Term Loan B 6.00%, due 12/5/20	6,000,000	6,052,500
	Metal Fabricate & Hardware 0.2%
	Neenah Foundry Co. 2016 Term Loan 7.75%, due 4/26/19 (c)	17,563,389	17,387,755
	Pharmaceuticals 0.1%
	Phibro Animal Health Corp. Term Loan B 4.00%, due 4/16/21	13,162,500	13,157,011
	Retail 0.1%
	Bass Pro Group LLC Term Loan B 5.97%, due 12/16/23	16,000,000	15,532,496
	Software 0.0%‡
	Donnelley Financial Solutions, Inc. Term Loan B 5.00%, due 9/30/23	2,571,429	2,599,823
	Transportation 0.2%
	Avolon TLB Borrower 1 Luxembourg S.A.R.L. Term Loan B2 (zero coupon), due 1/13/22	5,000,000	5,060,415
	Commercial Barge Line Co. 2015 1st Lien Term Loan 9.75%, due 11/12/20	11,720,332	11,105,015
			16,165,430
	Total Loan Assignments (Cost $71,153,586)		70,895,015
	Total Long-Term Bonds (Cost $9,344,209,504)		9,694,194,514

		Shares	Value
	Common Stocks 0.3%
	Auto Parts & Equipment 0.0%‡
¤	Exide Technologies (Auto Parts & Equipment) (b)(c)(g)(k)	1,416,537	1,232,387

	Coal 0.0%‡
	Arch Coal, Inc. Class A (k)	10,209	734,946

	Electric 0.0%‡
	Upstate New York Power Producers, Inc. (b)(c)(g)(k)	343,590	412,308

	Entertainment 0.0%‡
	Affinity Gaming LLC (b)(c)(g)(k)	275,000	4,771,250

	Lodging 0.1%
	Majestic Star Casino LLC Membership Units (b)(c)(g)(k)	446,020	55,753
	Marriott International, Inc. Class A	88,136	7,456,305
			7,512,058
	Media 0.0%‡
	ION Media Networks, Inc. (b)(c)(g)	2,267	1,213,706

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (b)(c)(g)(k)	717,799	7,902,967

	Oil & Gas 0.1%
¤	Comstock Resources, Inc. (k)	150,000	1,867,500
	PetroQuest Energy, Inc. (k)	907,184	3,828,317
	Rex Energy Corp. (c)(k)	1,515,956	998,863
	Titan Energy LLC (k)	91,131	2,096,013
			8,790,693
	Retail 0.0%‡
	American Eagle Outfitters, Inc.	314,589	4,753,440
	Total Common Stocks (Cost $136,454,793)		37,323,755
	Exchange-Traded Funds 0.3% (l)
	Ishares Gold Trust (k)	618,700	7,220,229
	SPDR Gold Shares (k)	189,000	21,838,950
	Total Exchange-Traded Funds (Cost $28,668,073)		29,059,179

	Principal Amount
Short-Term Investment 4.6%
Money Market Fund 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.461%	474,277,569	474,277,569
Total Short-Term Investment (Cost $474,277,569)		474,277,569
Total Investments (Cost $9,983,609,939) (m)	98.9%	10,234,855,017
Other Assets, Less Liabilities	1.1	112,993,601
Net Assets	100.0%	$10,347,848,618

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2017, the total market value of these securities was $165,676,395, which represented 1.6% of the Fund's net assets.
(c)	Illiquid security - As of January 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $184,063,013, which represented 1.8% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Issue in non-accrual status.
(f)	Issue in default.
(g)	Restricted security.
(h)	Floating rate - Rate shown was the rate in effect as of January 31, 2017.
(i)	Step coupon - Rate shown was the rate in effect as of January 31, 2017.
(j)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2017.
(k)	Non-income producing security.
(l)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(m)	As of January 31, 2017, cost was $9,987,075,934 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$487,544,177
Gross unrealized depreciation	(239,765,094)
Net unrealized appreciation	$247,779,083

The following abbreviation is used in the preceding pages:
CVA	—Company Voluntary Agreement
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$207,988,827	$47,624,512	$255,613,339
Corporate Bonds (c)	—	9,265,222,647	102,463,513	9,367,686,160
Loan Assignments(d)	—	53,507,260	17,387,755	70,895,015
Total Long-Term Bonds	—	9,526,718,734	167,475,780	9,694,194,514
Common Stocks (e)	21,735,384	—	15,588,371	37,323,755
Exchange-Traded Funds	29,059,179	—	—	29,059,179
Short-Term Investment
Money Market Fund	—	474,277,569	—	474,277,569
Total Investments in Securities	$50,794,563	$10,000,996,303	$183,064,151	$10,234,855,017

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $47,624,512 is held in Auto Parts & Equipment within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $61,388,513, $36,312,500, and $4,762,500 are held in Auto Parts & Equipment, Entertainment, and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 security valued at $17,387,755 is held in Metal Fabricate & Hardware, within Loan Assignments section of the Portfolio of Investments.

(e)	The Level 3 securities valued at $1,232,387, $412,308, $4,771,250, $55,753, $1,213,706, and $7,902,967 are held in Auto Parts & Equipment, Electric, Entertainment, Lodging, Media, and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of January 31, 2017, a security with a market value of $4,056,250 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2016, the fair value obtained for this security, as determined based on information provided by an independent pricing source, utilized significant observable inputs.

As of January 31, 2017, a security with a market value of $2,712,058 transferred from Level 3 to Level 1. The transfer occurred as a result of utilizing quoted prices in active markets for an identical asset or liability. As of October 31, 2016, the fair value obtained for this security, as determined based on information provided by an independent pricing source, utilized significant observable inputs.

As of January 31, 2017, a security with a market value of $3,007,500 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2016, the fair value obtained for this security, as determined based on information provided by an independent pricing source, utilized significant unobservable inputs.

Investments in Securities	Balance as of October 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2017
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$53,695,454	$190,529	$-	$(8,871,667)	$2,610,196	(a)	$-	$-	$-	$47,624,512	$(8,871,667)
Corporate Bonds
Auto Parts & Equipment	59,108,560	225,529	-	(351,314)	2,405,738	(a)	-	-	-	61,388,513	(351,314)
Entertainment	36,312,500	-	-	-	-		-	-	-	36,312,500	-
Oil & Gas	4,800,000	-	-	(37,500)	-		-	-	-	4,762,500	(37,500)
Loan Assignments
Metal Fabricate & Hardware	-	5,659	4,785	(85,732)	17,943,778		(480,735)	-	-	17,387,755	(85,732)
Software	3,007,500	-	-	-	-		-	-	(3,007,500)	-	-
Common Stocks
Auto Parts & Equipment	4,164,619	-	-	(2,932,232)	-		-	-	-	1,232,387	(2,932,232)
Electric	412,308	-	-	-	-		-	-	-	412,308	-
Entertainment	-	-	-	715,000	-		-	4,056,250	-	4,771,250	715,000
Lodging	55,753	-	-	-	-		-	-	-	55,753	-
Media	1,213,706	-	-	-	-		-	-	-	1,213,706	-
Metal, Fabricate & Hardware	7,902,967	-	-	-	-		-	-	-	7,902,967	-
Oil & Gas	2,712,058	-	-	-	-		-	-	(2,712,058)	-	-
Total	$173,385,425	$$421,717	$$4,785	$(11,563,445)	$22,959,712		$(480,735)	$4,056,250	$(5,719,558)	$183,064,151	$(11,563,445)

(a) Purchases include PIK securities.

MainStay Income Builder Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds † 45.9%
	Asset-Backed Securities 0.4%
	Home Equity 0.4%
	Ameriquest Mortgage Securities, Inc. Series 2003-8, Class AF5 5.14%, due 10/25/33 (a)		$32,264	$32,474
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.816%, due 10/25/36 (b)		129,759	127,174
	Chase Funding Trust Series 2002-2, Class 1A5 6.333%, due 4/25/32 (a)		127,403	129,132
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.826%, due 5/25/37 (b)		552,598	402,929
	Countrywide Asset-Backed Certificates Series 2003-5, Class AF5 5.353%, due 2/25/34 (a)		479,934	487,410
	Equity One Mortgage Pass-Through Trust
	Series 2003-4, Class AF6 5.333%, due 10/25/34 (a)		28,697	28,692
	Series 2003-3, Class AF4 5.495%, due 12/25/33 (a)		262,332	259,815
	GSAA Home Equity Trust Series 2006-14, Class A1 0.806%, due 9/25/36 (b)		5,087,106	2,628,677
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.856%, due 4/25/37 (b)		2,853	1,994
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 0.856%, due 3/25/47 (b)		513,387	297,024
	MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 0.806%, due 11/25/36 (b)		682,645	313,744
	RAMP Trust Series 2003-RZ5, Class A7 5.47%, due 9/25/33 (a)		14,604	14,975
	RASC Trust Series 2002-KS2, Class AI6 6.228%, due 4/25/32 (b)		16,089	16,209
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.052%, due 6/25/33 (a)		90,742	91,555
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.866%, due 1/25/37 (b)		1,031,138	739,011
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.866%, due 9/25/37 (b)		726,895	341,837
	Terwin Mortgage Trust Series 2005-14HE, Class AF2 4.849%, due 8/25/36 (a)		48,983	49,631
				5,962,283
	Student Loans 0.0%‡
	KeyCorp Student Loan Trust Series 2000-A, Class A2 1.145%, due 5/25/29 (b)		383,228	370,427

	Total Asset-Backed Securities (Cost $7,517,594)			6,332,710
	Corporate Bonds 37.1%
	Advertising 0.0%‡
	Lamar Media Corp. 5.375%, due 1/15/24		625,000	651,563

	Aerospace & Defense 0.3%
	KLX, Inc. 5.875%, due 12/1/22 (c)		3,485,000	3,650,537
	Triumph Group, Inc. 4.875%, due 4/1/21		1,205,000	1,147,763
				4,798,300
	Agriculture 0.0%‡
¤	Reynolds American, Inc. 8.125%, due 6/23/19		255,000	289,604

	Airlines 0.9%
	American Airlines Group, Inc. 4.625%, due 3/1/20 (c)		3,700,000	3,732,560
	American Airlines, Inc.
	Series 2016-2, Class AA, Pass Through Trust 3.20%, due 12/15/29		680,000	660,450
	Series 2015-2, Class AA, Pass Through Trust 3.60%, due 3/22/29		3,417,213	3,434,299
	Series 2016-2, Class A, Pass Through Trust 3.65%, due 12/15/29		240,000	235,800
	Continental Airlines, Inc.
	Series 2009-2, Class A, Pass Through Trust 7.25%, due 5/10/21		1,497,715	1,662,463
	Series 2003-ERJ1 7.875%, due 1/2/20		306,602	318,866
	U.S. Airways Group, Inc.
	Series 2012-1, Class A, Pass Through Trust 5.90%, due 4/1/26		1,899,635	2,103,846
	Series 2010-1 Class A, Pass Through Trust 6.25%, due 10/22/24		967,388	1,073,801
	United Airlines, Inc. Series 2007-1, Pass-Through Trust 6.636%, due 1/2/24		1,617,908	1,720,726
				14,942,811
	Apparel 0.2%
	Hanesbrands, Inc. 4.625%, due 5/15/24 (c)		3,575,000	3,539,250

	Auto Manufacturers 0.6%
	Ford Motor Co.
	6.625%, due 10/1/28		1,500,000	1,761,146
	7.45%, due 7/16/31		450,000	563,382
	8.90%, due 1/15/32		215,000	284,872
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21		350,000	389,330
	General Motors Financial Co., Inc.
	3.20%, due 7/13/20		1,800,000	1,813,151
	3.25%, due 5/15/18		325,000	329,533
	3.45%, due 4/10/22		3,800,000	3,787,300
				8,928,714
	Auto Parts & Equipment 0.6%
	Goodyear Tire & Rubber Co. (The) 5.125%, due 11/15/23		5,250,000	5,387,812
	Schaeffler Finance B.V. (Germany) 4.75%, due 5/15/23 (c)		3,345,000	3,410,562
	Tenneco, Inc. 5.00%, due 7/15/26		1,660,000	1,657,842
				10,456,216
	Banks 5.9%
	Bank of America Corp.
	4.875%, due 4/1/44		1,845,000	1,946,067
	5.00%, due 1/21/44		1,440,000	1,562,060
	5.125%, due 12/29/49 (b)		575,000	575,719
	5.42%, due 3/15/17		135,000	135,640
	5.625%, due 7/1/20		645,000	708,752
	5.875%, due 2/7/42		500,000	602,435
	6.11%, due 1/29/37		1,505,000	1,749,924
	6.30%, due 12/29/49 (b)		2,085,000	2,230,950
	7.625%, due 6/1/19		1,015,000	1,136,549
	8.57%, due 11/15/24		485,000	608,184
	Bank of New York Mellon Corp. (The) 4.625%, due 12/29/49 (b)		3,275,000	3,112,233
	Barclays PLC (United Kingdom)
	4.95%, due 1/10/47		870,000	870,949
	5.20%, due 5/12/26		1,590,000	1,612,929
	Capital One Financial Corp.
	4.20%, due 10/29/25		435,000	436,012
	5.55%, due 12/29/49 (b)		3,720,000	3,793,954
	Citigroup, Inc.
	4.05%, due 7/30/22		105,000	109,416
	4.65%, due 7/30/45		1,178,000	1,223,622
	5.30%, due 5/6/44		1,200,000	1,286,341
	6.625%, due 6/15/32		770,000	933,180
	6.875%, due 6/1/25		1,715,000	2,039,948
	Citizens Bank N.A. 2.55%, due 5/13/21		1,050,000	1,045,375
	Citizens Financial Group, Inc. 4.30%, due 12/3/25		3,405,000	3,456,858
	Discover Bank 8.70%, due 11/18/19		1,064,000	1,205,708
¤	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23		3,045,000	3,106,463
	4.75%, due 10/21/45		2,000,000	2,072,788
	4.80%, due 7/8/44		2,385,000	2,498,896
	5.30%, due 12/29/49 (b)		2,756,000	2,695,368
	6.75%, due 10/1/37		3,815,000	4,702,506
	Huntington Bancshares, Inc. 3.15%, due 3/14/21		3,535,000	3,581,757
	JPMorgan Chase & Co.
	4.95%, due 6/1/45		730,000	768,470
	5.15%, due 12/29/49 (b)		2,080,000	2,035,800
	6.40%, due 5/15/38		820,000	1,057,079
	Lloyds Banking Group PLC (United Kingdom) 4.65%, due 3/24/26		1,605,000	1,623,085
	Morgan Stanley
	4.30%, due 1/27/45		3,075,000	3,004,158
	4.375%, due 1/22/47		1,230,000	1,216,170
	4.875%, due 11/1/22		1,125,000	1,206,372
	5.00%, due 11/24/25		2,535,000	2,692,315
	5.45%, due 12/31/49 (b)		2,310,000	2,344,650
	6.375%, due 7/24/42		490,000	616,065
	PNC Bank N.A. 1.70%, due 12/7/18		3,100,000	3,094,029
	2.55%, due 12/9/21		2,185,000	2,180,254
	Royal Bank of Scotland Group PLC (United Kingdom)
	6.00%, due 12/19/23		190,000	199,786
	6.125%, due 12/15/22		1,530,000	1,613,939
	Santander Holdings USA, Inc. 2.65%, due 4/17/20		3,875,000	3,844,376
	State Street Corp. 2.55%, due 8/18/20		2,605,000	2,635,997
	Toronto-Dominion Bank (The) (Canada) 1.80%, due 7/13/21		4,295,000	4,157,801
	U.S. Bank N.A. 2.00%, due 1/24/20		4,050,000	4,052,997
	Wachovia Corp.
	5.50%, due 8/1/35		315,000	351,809
	5.75%, due 2/1/18		1,000,000	1,039,600
	Wells Fargo & Co.
	4.90%, due 11/17/45		55,000	56,903
	5.375%, due 11/2/43		690,000	764,322
	5.90%, due 12/29/49 (b)		2,520,000	2,591,064
	Wells Fargo Bank N.A. 5.85%, due 2/1/37		140,000	164,776
	Wells Fargo Capital X 5.95%, due 12/1/86		715,000	753,431
				95,105,831
	Beverages 1.0%
	Anheuser-Busch InBev Finance, Inc. (Belgium) 3.65%, due 2/1/26		4,000,000	4,011,460
	Coca-Cola Co. (The) 1.375%, due 5/30/19		3,845,000	3,831,154
	Constellation Brands, Inc. 4.25%, due 5/1/23		2,100,000	2,204,391
	Molson Coors Brewing Co. 3.00%, due 7/15/26		2,000,000	1,881,316
	PepsiCo Inc.
	1.35%, due 10/4/19		2,225,000	2,208,889
	2.375%, due 10/6/26		2,225,000	2,094,675
				16,231,885
	Biotechnology 0.4%
	Biogen, Inc. 3.625%, due 9/15/22		3,480,000	3,585,858
	Celgene Corp. 3.625%, due 5/15/24		3,600,000	3,620,063
				7,205,921
	Building Materials 0.7%
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25		4,420,000	4,505,761
	Masco Corp. 4.375%, due 4/1/26		1,575,000	1,616,927
	Standard Industries, Inc. 5.375%, due 11/15/24 (c)		2,940,000	3,031,875
	USG Corp. 8.25%, due 1/15/18		1,330,000	1,406,475
				10,561,038
	Chemicals 0.6%
	Air Liquide Finance S.A. (France)
	1.375%, due 9/27/19 (c)		2,535,000	2,495,596
	1.75%, due 9/27/21 (c)		1,725,000	1,664,263
	Ashland LLC 4.75%, due 8/15/22		1,890,000	1,932,525
	Dow Chemical Co. (The)
	4.125%, due 11/15/21		1,605,000	1,697,727
	8.55%, due 5/15/19		75,000	85,739
	WR Grace & Co. 5.125%, due 10/1/21 (c)		1,885,000	1,976,894
				9,852,744
	Commercial Services 0.4%
	Herc Rentals, Inc. 7.75%, due 6/1/24 (c)		2,120,000	2,294,900
	Service Corporation International 5.375%, due 1/15/22		3,600,000	3,744,000
	United Rentals North America, Inc. 4.625%, due 7/15/23		965,000	985,506
				7,024,406
	Computers 0.3%
	Apple, Inc.
	1.55%, due 8/4/21		1,500,000	1,449,762
	3.85%, due 8/4/46		1,090,000	1,013,071
	International Business Machines Corp. 7.00%, due 10/30/25		2,050,000	2,618,807
				5,081,640
	Diversified Financial Services 0.5%
	Alterra Finance LLC 6.25%, due 9/30/20		200,000	222,790
	GE Capital International Funding Co. 2.342%, due 11/15/20		6,500,000	6,517,102
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (c)		940,000	925,830
				7,665,722
	Electric 1.2%
	AEP Transmission Co. LLC 3.10%, due 12/1/26 (c)		2,350,000	2,317,131
	CMS Energy Corp.
	3.875%, due 3/1/24		1,540,000	1,592,184
	5.05%, due 3/15/22		1,220,000	1,336,532
	6.25%, due 2/1/20		1,225,000	1,360,097
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (c)		2,555,000	2,792,408
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (a)		1,130,000	1,226,901
	MidAmerican Energy Co. 3.95%, due 8/1/47		835,000	829,846
	4.40%, due 10/15/44		2,200,000	2,340,210
	Pacific Gas & Electric Co. 1.131%, due 11/30/17 (b)		3,100,000	3,102,151
	Puget Energy, Inc. 5.625%, due 7/15/22		815,000	901,543
	WEC Energy Group, Inc. 6.25%, due 5/15/67 (b)		1,095,000	982,763
				18,781,766
	Electronics 0.3%
	Honeywell International, Inc. 1.40%, due 10/30/19		4,970,000	4,932,586

	Environmental Controls 0.1%
	Republic Services, Inc. 4.75%, due 5/15/23		1,615,000	1,777,508

	Finance - Auto Loans 0.3%
	Ally Financial, Inc.
	3.50%, due 1/27/19		3,250,000	3,282,500
	8.00%, due 11/1/31		770,000	914,375
				4,196,875
	Finance - Commercial 0.3%
	CIT Group, Inc.
	3.875%, due 2/19/19		1,740,000	1,776,975
	4.25%, due 8/15/17		340,000	343,400
	5.00%, due 8/15/22		1,175,000	1,230,813
	5.25%, due 3/15/18		310,000	320,385
	6.625%, due 4/1/18 (c)		750,000	787,875
				4,459,448
	Finance - Consumer Loans 0.6%
	Navient Corp. 8.00%, due 3/25/20		805,000	865,375
	OneMain Financial Holdings LLC 7.25%, due 12/15/21 (c)		1,955,000	1,996,544
	Springleaf Finance Corp.
	5.25%, due 12/15/19		700,000	703,500
	6.00%, due 6/1/20		475,000	477,375
	Synchrony Financial 4.25%, due 8/15/24		5,000,000	5,109,900
				9,152,694
	Finance - Credit Card 0.1%
	Discover Financial Services 3.85%, due 11/21/22		1,491,000	1,522,034

	Finance - Investment Banker/Broker 0.1%
	Bear Stearns Cos. LLC (The) 7.25%, due 2/1/18		910,000	959,066
	Jefferies Group LLC 6.45%, due 6/8/27		200,000	221,257
				1,180,323
	Finance - Leasing Companies 0.4%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Netherlands) 4.625%, due 10/30/20		3,265,000	3,429,425
	Air Lease Corp. 2.125%, due 1/15/20		1,950,000	1,926,015
	International Lease Finance Corp. 5.875%, due 4/1/19		1,255,000	1,338,671
				6,694,111
	Food 2.0%
	J.M. Smucker Co. (The) 1.75%, due 3/15/18		3,500,000	3,506,132
	Kerry Group Financial Services (Ireland) 3.20%, due 4/9/23 (c)		2,899,000	2,837,605
	Kraft Heinz Foods Co.
	3.00%, due 6/1/26		1,000,000	934,525
	4.875%, due 2/15/25 (c)		2,123,000	2,272,005
	5.00%, due 6/4/42		1,600,000	1,634,270
	Kroger Co. (The) 1.50%, due 9/30/19		2,555,000	2,518,834
	Mondelez International Holdings Netherlands B.V.
	1.625%, due 10/28/19 (c)		2,790,000	2,747,553
	2.00%, due 10/28/21 (c)		3,050,000	2,933,719
	Smithfield Foods, Inc.
	2.70%, due 1/31/20 (c)		1,690,000	1,696,202
	3.35%, due 2/1/22 (c)		1,575,000	1,583,473
	6.625%, due 8/15/22		575,000	610,219
	7.75%, due 7/1/17		925,000	948,403
	Tyson Foods, Inc. 3.95%, due 8/15/24		4,235,000	4,304,966
	Whole Foods Market, Inc. 5.20%, due 12/3/25		4,125,000	4,377,673
				32,905,579
	Gas 0.1%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.50%, due 5/20/25		735,000	753,375
	5.625%, due 5/20/24		1,140,000	1,182,750
				1,936,125
	Hand & Machine Tools 0.2%
	Milacron LLC / Mcron Finance Corp. 7.75%, due 2/15/21 (c)		2,950,000	3,071,717

	Health Care - Products 1.0%
	Baxter International, Inc. 3.50%, due 8/15/46		4,330,000	3,695,049
	Boston Scientific Corp. 2.85%, due 5/15/20		3,740,000	3,788,889
	Hologic, Inc. 5.25%, due 7/15/22 (c)		3,545,000	3,695,663
	Stryker Corp. 2.625%, due 3/15/21		3,395,000	3,407,891
	Thermo Fisher Scientific, Inc. 3.00%, due 4/15/23		1,425,000	1,408,052
				15,995,544
	Health Care - Services 0.6%
	CHS / Community Health Systems, Inc. 5.125%, due 8/1/21		1,835,000	1,729,488
	Cigna Corp. 4.375%, due 12/15/20		270,000	286,961
	DaVita, Inc. 5.00%, due 5/1/25		2,370,000	2,313,120
	Fresenius Medical Care U.S. Finance II, Inc. (Germany) 5.875%, due 1/31/22 (c)		1,985,000	2,143,800
	Tenet Healthcare Corp. 4.463%, due 6/15/20 (b)		2,950,000	2,986,875
				9,460,244
	Home Builders 0.9%
	CalAtlantic Group, Inc.
	5.875%, due 11/15/24		1,345,000	1,398,800
	8.375%, due 5/15/18		2,000,000	2,145,000
	Lennar Corp.
	4.50%, due 6/15/19		2,400,000	2,488,800
	4.50%, due 11/15/19		750,000	778,125
	MDC Holdings, Inc. 5.625%, due 2/1/20		2,750,000	2,928,750
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		1,340,000	1,457,250
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
	4.375%, due 6/15/19		1,000,000	1,017,500
	5.875%, due 6/15/24		2,935,000	3,037,725
				15,251,950
	Housewares 0.4%
	Newell Brands, Inc. 3.85%, due 4/1/23		5,750,000	5,927,514

	Insurance 2.9%
	Allstate Corp. (The) 6.50%, due 5/15/67 (b)		3,790,000	4,330,075
	Berkshire Hathaway Finance Corp. 1.45%, due 3/7/18		3,515,000	3,519,232
	Chubb Corp. (The) 6.375%, due 3/29/67 (b)		1,660,000	1,619,330
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41		760,000	878,583
	Jackson National Life Global Funding 2.20%, due 1/30/20 (c)		3,580,000	3,573,574
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (c)		250,000	262,375
	6.50%, due 3/15/35 (c)		220,000	264,659
	7.80%, due 3/7/87 (c)		1,760,000	2,010,800
	10.75%, due 6/15/88 (b)(c)		750,000	1,140,000
	Markel Corp. 5.00%, due 4/5/46		2,350,000	2,375,554
	MassMutual Global Funding II
	2.10%, due 8/2/18 (c)		1,200,000	1,210,093
	2.50%, due 10/17/22 (c)		3,347,000	3,278,935
	Oil Insurance, Ltd. 3.98%, due 12/29/49 (b)(c)		1,320,000	1,105,500
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (c)		2,575,000	3,115,992
	Principal Life Global Funding II 2.375%, due 11/21/21 (c)		4,070,000	4,013,858
	Protective Life Corp. 8.45%, due 10/15/39		1,640,000	2,220,222
	Provident Cos., Inc. 7.25%, due 3/15/28		2,115,000	2,496,904
	Prudential Financial, Inc. 5.625%, due 6/15/43 (b)		1,760,000	1,854,600
	Validus Holdings, Ltd. 8.875%, due 1/26/40		1,690,000	2,344,596
	Voya Financial, Inc. 3.65%, due 6/15/26		690,000	675,263
	XLIT, Ltd. (Ireland)
	4.45%, due 3/31/25		2,615,000	2,612,984
	6.50%, due 10/29/49 (b)		2,120,000	1,786,100
				46,689,229
	Internet 0.6%
	Amazon.com, Inc. 3.30%, due 12/5/21		2,185,000	2,272,518
	eBay, Inc. 3.80%, due 3/9/22		3,840,000	3,952,251
	Match Group, Inc. 6.375%, due 6/1/24		3,995,000	4,284,637
				10,509,406
	Iron & Steel 0.3%
	ArcelorMittal (Luxembourg)
	7.25%, due 2/25/22		1,500,000	1,691,250
	8.00%, due 10/15/39		2,300,000	2,558,750
				4,250,000
	Lodging 1.1%
	Choice Hotels International, Inc. 5.75%, due 7/1/22		3,260,000	3,504,500
	Hilton Domestic Operating Co., Inc. 4.25%, due 9/1/24 (c)		2,390,000	2,345,187
	Marriott International, Inc.
	6.75%, due 5/15/18		265,000	281,281
	7.15%, due 12/1/19		1,900,000	2,143,424
	Marriott International, Inc. 2.30%, due 1/15/22		2,450,000	2,377,186
	MGM Resorts International
	6.75%, due 10/1/20		2,390,000	2,646,925
	8.625%, due 2/1/19		80,000	88,800
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	4.25%, due 5/30/23 (c)		1,850,000	1,796,813
	5.50%, due 3/1/25 (c)		1,905,000	1,909,762
				17,093,878
	Machinery - Diversified 0.4%
	CNH Industrial Capital LLC 4.875%, due 4/1/21		3,945,000	4,107,731
	Zebra Technologies Corp. 7.25%, due 10/15/22		1,505,000	1,621,638
				5,729,369
	Media 0.5%
	DISH DBS Corp. 5.875%, due 7/15/22		2,050,000	2,130,975
	NBC Universal Media LLC 5.15%, due 4/30/20		160,000	175,095
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		800,000	1,004,093
	Time Warner, Inc. 3.60%, due 7/15/25		2,500,000	2,450,700
	UPCB Finance IV, Ltd. (Netherlands) 5.375%, due 1/15/25 (c)		2,050,000	2,080,750
				7,841,613
	Metal Fabricate & Hardware 0.2%
	Precision Castparts Corp. 3.25%, due 6/15/25		4,040,000	4,068,203

	Mining 0.2%
	FMG Resources (August 2006) Pty, Ltd. (Australia) 9.75%, due 3/1/22 (c)		3,185,000	3,694,600

	Miscellaneous - Manufacturing 0.4%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (c)		3,785,000	3,794,463
	Textron Financial Corp. 6.00%, due 2/15/67 (b)(c)		3,540,000	2,628,450
				6,422,913
	Oil & Gas 0.1%
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (c)		1,980,000	2,049,300

	Packaging & Containers 1.0%
	Albea Beauty Holdings S.A. (France) 8.375%, due 11/1/19 (c)		1,850,000	1,921,687
	Ball Corp. 5.00%, due 3/15/22		3,700,000	3,885,000
	Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, due 1/15/23		1,400,000	1,429,750
	Crown European Holdings S.A. (France) 4.00%, due 7/15/22 (c)	EUR	2,150,000	2,551,276
	Kloeckner Pentaplast of America, Inc. 7.125%, due 11/1/20 (c)		1,045,000	1,178,559
	Reynolds Group Issuer, Inc. (New Zealand) 5.75%, due 10/15/20		$2,000,000	2,059,160
	Sealed Air Corp.
	4.875%, due 12/1/22 (c)		475,000	489,844
	5.50%, due 9/15/25 (c)		1,900,000	2,004,500
				15,519,776
	Pharmaceuticals 0.3%
	Actavis Funding SCS 3.45%, due 3/15/22		4,050,000	4,099,276

	Pipelines 1.2%
	Columbia Pipeline Group, Inc. 3.30%, due 6/1/20		2,995,000	3,052,831
	Crestwood Midstream Partners, L.P. / Crestwood Midstream Finance Corp. 6.25%, due 4/1/23		2,710,000	2,798,075
	Hiland Partners Holdings LLC / Hiland Partners Finance Corp. 5.50%, due 5/15/22 (c)		1,710,000	1,791,343
	MPLX, L.P.
	4.875%, due 6/1/25		100,000	104,843
	5.50%, due 2/15/23		1,975,000	2,058,839
	Plains All American Pipeline, L.P. / PAA Finance Corp. 4.70%, due 6/15/44		1,520,000	1,365,963
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		1,740,000	1,855,066
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.25%, due 5/1/23		2,120,000	2,173,000
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.50%, due 10/15/19		1,845,000	1,958,006
	5.875%, due 10/1/20		1,725,000	1,778,906
				18,936,872
	Real Estate Investment Trusts 1.0%
	American Tower Corp. 3.375%, due 10/15/26		2,945,000	2,793,998
	CoreCivic, Inc.
	4.625%, due 5/1/23		810,000	805,950
	5.00%, due 10/15/22		2,260,000	2,274,125
	Crown Castle International Corp.
	3.40%, due 2/15/21		2,080,000	2,109,515
	5.25%, due 1/15/23		3,510,000	3,812,913
	Essex Portfolio, L.P. 3.375%, due 4/15/26		1,490,000	1,445,208
	Iron Mountain, Inc. 5.75%, due 8/15/24		3,300,000	3,349,500
¤	Welltower, Inc. 4.70%, due 9/15/17		290,000	295,419
				16,886,628
	Retail 2.1%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, due 5/20/22		523,000	548,496
	Brinker International, Inc. 2.60%, due 5/15/18		1,885,000	1,880,288
	CVS Health Corp. 4.00%, due 12/5/23		3,725,000	3,910,650
	CVS Pass-Through Trust 5.789%, due 1/10/26 (c)(d)		190,127	208,936
	Dollar Tree, Inc. 5.75%, due 3/1/23		3,550,000	3,759,450
	QVC, Inc. 4.85%, due 4/1/24		4,800,000	4,829,059
	Signet UK Finance PLC 4.70%, due 6/15/24		3,200,000	3,093,536
	Starbucks Corp. 2.45%, due 6/15/26		2,220,000	2,109,391
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 5.50%, due 6/1/24		2,465,000	2,514,300
	Tiffany & Co. 3.80%, due 10/1/24		4,715,000	4,652,861
	TJX Cos., Inc. (The) 2.25%, due 9/15/26		6,450,000	5,911,773
	Wal-Mart Stores, Inc. 6.75%, due 10/15/23		314,000	389,930
				33,808,670
	Semiconductors 0.8%
	NXP B.V. / NXP Funding LLC (Netherlands)
	4.625%, due 6/15/22 (c)		1,610,000	1,694,525
	4.625%, due 6/1/23 (c)		3,850,000	4,071,375
	Qorvo, Inc. 7.00%, due 12/1/25		3,740,000	4,132,700
	Sensata Technologies B.V. 5.00%, due 10/1/25 (c)		2,990,000	2,988,505
				12,887,105
	Software 0.6%
	Microsoft Corp.
	1.85%, due 2/6/20		2,615,000	2,615,533
	3.70%, due 8/8/46		2,060,000	1,884,581
	MSCI, Inc. 5.75%, due 8/15/25 (c)		3,610,000	3,824,362
	PTC, Inc. 6.00%, due 5/15/24		1,415,000	1,506,933
				9,831,409
	Telecommunications 2.1%
¤	AT&T, Inc. 3.60%, due 2/17/23		3,800,000	3,818,160
	CenturyLink, Inc. 5.80%, due 3/15/22		4,000,000	4,113,760
	Cisco Systems, Inc. 2.45%, due 6/15/20		2,000,000	2,025,292
	CommScope Technologies Finance LLC 6.00%, due 6/15/25 (c)		850,000	905,786
	CommScope, Inc. 5.00%, due 6/15/21 (c)		3,090,000	3,171,113
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19		990,000	1,064,250
	7.625%, due 6/15/21		460,000	506,340
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, due 3/20/23 (c)		5,350,000	5,356,687
	T-Mobile USA, Inc. 6.125%, due 1/15/22		3,515,000	3,717,112
	Telecom Italia Capital S.A. (Italy) 7.721%, due 6/4/38		315,000	346,500
	Telefonica Emisiones SAU (Spain)
	4.57%, due 4/27/23		2,552,000	2,698,633
	5.462%, due 2/16/21		395,000	431,073
¤	Verizon Communications, Inc.
	4.862%, due 8/21/46		2,250,000	2,160,855
	5.15%, due 9/15/23		2,325,000	2,567,502
	5.85%, due 9/15/35		1,005,000	1,157,712
				34,040,775
	Transportation 0.1%
	Hapag-Lloyd A.G. (Germany) 9.75%, due 10/15/17 (c)		186,000	186,233
	XPO Logistics, Inc. 6.50%, due 6/15/22 (c)		1,015,000	1,058,137
				1,244,370
	Trucking & Leasing 0.2%
	Aviation Capital Group 2.875%, due 1/20/22 (c)		2,580,000	2,561,042
	Total Corporate Bonds (Cost $591,582,407)			597,746,097
	Foreign Bond 0.1%
	Banks 0.1%
	Barclays Bank PLC (United Kingdom) Series Reg S 10.00%, due 5/21/21	GBP	1,186,000	1,900,636
	Total Foreign Bond (Cost $1,961,046)			1,900,636
	Loan Assignments 6.0% (e)
	Advertising 0.2%
	USAGM HoldCo. LLC
	2016 Incremental Delayed Draw Term Loan 5.50%, due 7/28/22 (f)		$451,695	454,067
	2016 Incremental Term Loan 5.50%, due 7/28/22		2,273,739	2,285,676
				2,739,743
	Auto Parts & Equipment 0.1%
	Allison Transmission, Inc. New Term Loan B3 3.276%, due 9/23/22		986,829	995,587

	Building Materials 0.4%
	Forterra, Inc. Term Loan B 4.50%, due 10/25/23		2,942,625	2,971,133
	Quikrete Holdings, Inc. 2016 1st Lien Term Loan TBD, due 11/15/23		2,495,000	2,523,516
				5,494,649
	Commercial Services 0.5%
	ExamWorks Group, Inc. Term Loan 6.50%, due 7/27/23		3,650,850	3,656,326
	U.S. Security Associates Holdings, Inc. 2016 Term Loan 6.00%, due 7/14/23		3,990,000	4,003,299
				7,659,625
	Containers & Packaging 0.5%
	Berry Plastics Group, Inc. Term Loan I 3.287%, due 10/3/22		7,713,271	7,705,384
	Reynolds Group Holdings, Inc. (New Zealand) 2016 USD Term Loan 4.25%, due 2/5/23		872,813	874,813
				8,580,197
	Electric 0.3%
	Calpine Corp. Term Loan B7 3.75%, due 5/31/23		4,975,000	4,994,691

	Electrical Components & Equipment 0.1%
	Electro Rent Corp. 1st Lien Term Loan TBD, due 1/19/24		2,110,000	2,115,275

	Entertainment 0.4%
	Regal Cinemas Corp. Reprice Term Loan 3.278%, due 4/1/22		3,550,000	3,576,625
	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20		2,425,000	2,446,825
				6,023,450
	Environmental Controls 0.4%
	Advanced Disposal Services, Inc. Term Loan B3 3.50%, due 11/10/23		3,527,333	3,559,301
	GFL Environmental, Inc. (Canada) USD Term Loan B 3.75%, due 9/29/23		3,491,250	3,497,070
				7,056,371
	Food & Staples Retailing 0.3%
	U.S. Foods, Inc. 2016 Term Loan B 3.778%, due 6/27/23		5,288,425	5,323,133

	Health Care - Products 0.1%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		2,286,375	2,267,442

	Health Care - Services 0.6%
	Inventiv Health, Inc. 2016 Term Loan B 4.75%, due 11/9/23		4,480,000	4,509,599
	MPH Acquisition Holdings LLC 2016 Term Loan B 5.00%, due 6/7/23		4,129,395	4,183,593
	U.S. Renal Care, Inc. 2015 2nd Lien Term Loan 9.00%, due 12/31/23		1,700,000	1,530,000
				10,223,192
	Household Products & Wares 0.8%
	KIK Custom Products, Inc. (Canada) 2015 Term Loan B 5.50%, due 8/26/22		9,875,000	9,949,062
	Prestige Brands, Inc. Term Loan B4 TBD, due 1/26/24		2,294,787	2,315,585
				12,264,647
	Iron & Steel 0.5%
	Signode Industrial Group U.S., Inc. USD Term Loan B 4.00%, due 5/1/21		7,138,481	7,214,327

	Media 0.2%
	Virgin Media Investment Holdings, Ltd. USD Term Loan I 3.517%, due 1/31/25		3,650,000	3,669,392

	Telecommunications 0.6%
	Level 3 Financing, Inc. 2015 Term Loan B2 3.513%, due 5/31/22		10,000,000	10,070,830
	Total Loan Assignments (Cost $95,981,182)			96,692,551
	Mortgage-Backed Securities 0.7%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.1%
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.986%, due 12/25/36 (b)(c)		151,468	130,243
	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW16, Class A4 5.699%, due 6/11/40 (g)		220,355	220,454
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.126%, due 12/10/49 (g)		159,113	161,699
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)		856,932	941,311
				1,453,707
	Residential Mortgages (Collateralized Mortgage Obligations) 0.6%
	Japan Finance Organization for Municipalities (Japan) Series Reg S 1.375%, due 2/5/18		8,780,000	8,735,020
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.14%, due 2/25/42 (b)(c)(d)(h)		487,166	413,965
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.632%, due 11/25/36 (g)		453,109	404,003
				9,552,988
	Total Mortgage-Backed Securities (Cost $10,948,973)			11,006,695
	U.S. Government & Federal Agencies 1.6%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0%‡
	6.50%, due 2/1/27		36	40
	6.50%, due 5/1/29		26,294	29,638
	6.50%, due 6/1/29		8,151	9,188
	6.50%, due 7/1/29		31,739	35,776
	6.50%, due 8/1/29		9,171	10,337
	6.50%, due 9/1/29		691	779
	6.50%, due 6/1/32		2,776	3,129
	6.50%, due 1/1/37		2,432	2,742
	7.00%, due 9/1/26		5,154	5,678
	7.00%, due 7/1/32		11,688	13,475
	7.50%, due 5/1/32		4,718	5,053
				115,835
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	4.50%, due 7/1/20		1,216	1,253
	4.50%, due 3/1/21		2,203	2,260
	6.00%, due 4/1/19		425	479
	7.00%, due 10/1/37		653	785
	7.00%, due 11/1/37		16,172	18,277
				23,054
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	5.00%, due 12/15/37		2,534	2,801
	5.50%, due 9/15/35		6,737	7,545
	6.50%, due 4/15/29		14	15
	6.50%, due 8/15/29		10	11
	6.50%, due 10/15/31		2,580	2,973
	7.00%, due 12/15/25		3,428	3,469
	7.00%, due 11/15/27		9,230	10,113
	7.00%, due 12/15/27		40,269	43,916
	7.00%, due 6/15/28		3,884	3,988
	7.50%, due 6/15/26		359	395
	7.50%, due 10/15/30		16,620	17,367
	8.00%, due 10/15/26		4,020	4,395
	8.50%, due 11/15/26		18,868	19,182
				116,170
	United States Treasury Bond 0.3%
	3.125%, due 11/15/41		5,340,000	5,431,362
¤	United States Treasury Notes 1.3%
	2.00%, due 8/15/25		15,530,000	15,039,842
	2.25%, due 7/31/21		5,575,000	5,668,643
				26,139,847
	Total U.S. Government & Federal Agencies (Cost $28,042,645)			26,394,906
	Total Long-Term Bonds (Cost $736,033,847)			740,073,595

		Shares
	Common Stocks 43.0%
	Aerospace & Defense 0.9%
	BAE Systems PLC (United Kingdom)	1,191,080	8,720,559
	Lockheed Martin Corp.	24,850	6,245,550
			14,966,109
	Agriculture 3.6%
¤	Altria Group, Inc.	173,483	12,348,520
	British American Tobacco PLC (United Kingdom)	165,180	10,180,981
	Imperial Brands PLC (United Kingdom)	214,065	9,892,501
¤	Philip Morris International, Inc.	129,748	12,472,675
¤	Reynolds American, Inc.	228,942	13,766,283
			58,660,960
	Auto Manufacturers 0.5%
	Daimler A.G. Registered Shares (Germany)	116,585	8,727,939

	Auto Parts & Equipment 0.4%
	Cie Generale des Etablissements Michelin (France)	52,870	5,671,930

	Banks 1.8%
	Commonwealth Bank of Australia (Australia)	82,610	5,116,117
	Royal Bank of Canada (Canada)	76,630	5,509,704
	Svenska Handelsbanken AB Class A (Sweden)	363,963	5,434,209
	Wells Fargo & Co.	96,745	5,449,646
	Westpac Banking Corp. (Australia)	281,744	6,775,625
			28,285,301
	Beverages 0.9%
	Coca-Cola Co. (The)	97,150	4,038,525
	Diageo PLC (United Kingdom)	188,300	5,219,679
	PepsiCo., Inc.	43,710	4,536,224
			13,794,428
	Chemicals 1.4%
	Agrium, Inc. (Canada)	45,995	4,733,345
	BASF S.E. (Germany)	89,464	8,606,886
	Dow Chemical Co. (The)	157,755	9,406,931
			22,747,162
	Commercial Services 0.3%
	Automatic Data Processing, Inc.	51,420	5,192,906

	Cosmetics & Personal Care 0.7%
	Procter & Gamble Co. (The)	65,745	5,759,262
	Unilever PLC (United Kingdom)	149,160	6,056,184
			11,815,446
	Electric 5.0%
	Ameren Corp.	176,055	9,269,296
	Dominion Resources, Inc.	71,445	5,449,825
¤	Duke Energy Corp.	152,903	12,009,002
	Entergy Corp.	132,895	9,520,598
¤	PPL Corp.	353,490	12,315,592
	Southern Co. (The)	117,745	5,820,135
	SSE PLC (United Kingdom)	331,765	6,214,492
	Terna Rete Elettrica Nazionale S.p.A. (Italy)	2,140,120	9,375,031
	WEC Energy Group, Inc.	172,911	10,210,394
			80,184,365
	Electrical Components & Equipment 0.3%
	Emerson Electric Co.	96,570	5,664,796

	Engineering & Construction 0.3%
	Vinci S.A. (France)	70,285	4,924,134

	Entertainment 0.4%
	Regal Entertainment Group Class A	259,500	5,880,270

	Environmental Controls 0.4%
	Waste Management, Inc.	85,170	5,919,315

	Finance - Other Services 0.7%
	CME Group, Inc.	58,890	7,130,401
	Singapore Exchange, Ltd. (Singapore)	752,186	3,960,138
			11,090,539
	Food 0.6%
	Nestle S.A. Registered (Switzerland)	55,415	4,048,815
	Orkla ASA (Norway)	691,820	6,450,125
			10,498,940
	Gas 1.2%
	Gas Natural SDG S.A. (Spain)	241,180	4,639,504
	National Grid PLC (United Kingdom)	950,760	11,095,806
	Snam S.p.A. (Italy)	902,150	3,428,025
			19,163,335
	Health Care - Services 0.3%
	Sonic Healthcare, Ltd. (Australia)	263,770	4,164,900

	Household Products & Wares 0.4%
	Kimberly-Clark Corp.	58,315	7,063,696

	Insurance 2.1%
	Allianz S.E. Registered (Germany)	34,290	5,804,116
	Arthur J. Gallagher & Co.	81,440	4,383,915
	AXA S.A. (France)	291,200	7,142,040
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Germany)	60,870	11,420,250
	SCOR S.E. (France)	145,166	4,913,538
			33,663,859
	Investment Management/Advisory Services 0.3%
	BlackRock, Inc.	12,875	4,814,992

	Media 0.5%
	ION Media Networks, Inc. (d)(h)(i)	12	6,425
	Sky PLC (United Kingdom)	637,139	8,023,219
			8,029,644
	Miscellaneous - Manufacturing 1.0%
	Eaton Corp. PLC	85,435	6,047,090
	Siemens A.G. Registered (Germany)	80,859	10,147,145
			16,194,235
	Oil & Gas 2.9%
	Exxon Mobil Corp.	104,040	8,727,916
	Occidental Petroleum Corp.	132,030	8,947,673
	Royal Dutch Shell PLC Class A (Netherlands), Sponsored ADR	186,895	10,165,219
	Statoil ASA (Norway)	442,391	8,227,736
	Total S.A. (France)	213,488	10,753,275
			46,821,819
	Pharmaceuticals 3.6%
	AbbVie, Inc.	123,155	7,526,002
	AstraZeneca PLC (United Kingdom), Sponsored ADR	299,490	8,155,113
	GlaxoSmithKline PLC (United Kingdom)	492,970	9,475,982
	Johnson & Johnson	42,305	4,791,041
	Merck & Co., Inc.	94,009	5,827,618
	Novartis A.G. Registered (Switzerland)	65,705	4,810,598
	Pfizer, Inc.	130,620	4,144,573
	Roche Holding A.G. (Switzerland)	32,558	7,666,125
	Sanofi (France)	69,995	5,628,433
			58,025,485
	Pipelines 0.5%
	Enterprise Products Partners, L.P.	266,340	7,545,412

	Real Estate Investment Trusts 1.8%
	Iron Mountain, Inc.	220,050	7,877,790
	Unibail-Rodamco S.E. (France)	35,140	8,077,965
¤	Welltower, Inc.	188,060	12,468,378
			28,424,133
	Retail 0.6%
	McDonald's Corp.	74,892	9,179,512

	Savings & Loans 0.3%
	People's United Financial, Inc.	274,505	5,146,969

	Semiconductors 1.9%
	Microchip Technology, Inc.	82,643	5,566,006
	QUALCOMM, Inc.	183,978	9,829,945
	Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan), Sponsored ADR	249,740	7,719,463
	Texas Instruments, Inc.	105,710	7,985,333
			31,100,747
	Software 0.3%
	Microsoft Corp.	86,018	5,561,064

	Telecommunications 6.3%
¤	AT&T, Inc.	321,212	13,542,298
¤	BCE, Inc. (Canada)	271,760	12,250,868
	CenturyLink, Inc.	169,136	4,373,857
	Cisco Systems, Inc.	247,500	7,603,200
	Deutsche Telekom A.G. Registered (Germany)	413,510	7,213,565
	Rogers Communications, Inc. Class B (Canada)	199,420	8,651,112
	Singapore Telecommunications, Ltd. (Singapore)	1,714,615	4,707,747
	Swisscom A.G. Registered (Switzerland)	19,163	8,423,935
	Telstra Corp., Ltd. (Australia)	2,100,380	7,964,643
	TELUS Corp. (Canada)	151,446	5,055,765
¤	Verizon Communications, Inc.	233,749	11,456,038
	Vodafone Group PLC (United Kingdom)	4,077,048	9,968,063
			101,211,091
	Transportation 0.8%
	Deutsche Post A.G. Registered (Germany)	234,920	7,850,067
	United Parcel Service, Inc. Class B	52,600	5,740,238
			13,590,305
	Total Common Stocks (Cost $646,666,731)		693,725,738

	Principal Amount
Short-Term Investment 9.9%
Repurchase Agreement 9.9%
Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $159,810,745 (Collateralized by United States Treasury securities with rates of 1.625% and 2.125% and maturity date of 7/31/20 and 9/30/21, with a Principal Amount of $160,735,000 and a Market Value of $163,014,016)	$159,810,612	159,810,612
Total Short-Term Investment (Cost $159,810,612)		159,810,612
Total Investments (Cost $1,542,511,190)(j)	98.8%	1,593,609,945
Other Assets, Less Liabilities	1.2	18,968,337
Net Assets	100.0%	$1,612,578,282

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Step coupon - Rate shown was the rate in effect as of January 31, 2017.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2017.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2017, the total market value of these securities was $629,326, which represented less than one-tenth of a percent of the Fund's net assets.
(e)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2017.
(f)	Represents a security which has additional commitments and contingencies. Principal amount and value excludes unfunded commitments.
(g)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2017.
(h)	Illiquid security - As of January 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $420,390, which represented less than one-tenth of a percent of the Fund's net assets.
(i)	Restricted security.
(j)	As of January 31, 2017, cost was $1,542,471,716 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$91,307,913
Gross unrealized depreciation	(40,169,684)
Net unrealized appreciation	$51,138,229

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Canadian Dollar vs. U.S. Dollar	2/1/17	JPMorgan Chase Bank	CAD	20,981,000	$15,981,064	$142,663
Euro vs. U.S. Dollar	2/1/17	JPMorgan Chase Bank	EUR	85,005,000	90,824,644	938,233
Pound Sterling vs. U.S. Dollar	2/1/17	JPMorgan Chase Bank	GBP	38,969,000	48,941,814	81,160

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Canadian Dollar vs. U.S. Dollar	2/1/17	JPMorgan Chase Bank	CAD	20,981,000	15,881,655	(242,072)
Canadian Dollar vs. U.S. Dollar	5/2/17	JPMorgan Chase Bank		20,231,000	15,448,228	(113,914)
Euro vs. U.S. Dollar	2/1/17	JPMorgan Chase Bank	EUR	80,168,000	88,176,543	1,635,206
Euro vs. U.S. Dollar	2/1/17	JPMorgan Chase Bank		4,837,000	5,080,333	(141,207)
Euro vs. U.S. Dollar	5/2/17	JPMorgan Chase Bank		81,115,000	87,020,172	(902,790)
Pound Sterling vs. U.S. Dollar	2/1/17	JPMorgan Chase Bank	GBP	38,969,000	47,794,365	(1,228,611)
Pound Sterling vs. U.S. Dollar	5/2/17	JPMorgan Chase Bank		35,693,000	44,966,398	(29,244)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$139,424

As of January 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts Long	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]

2-Year United States Treasury Note	191	March 2017	$41,408,203	$(6,381)
5-Year United States Treasury Note	369	March 2017	43,492,993	44,312
10-Year United States Treasury Note	137	March 2017	17,052,219	(11,013)
EURO STOXX 50	1,965	March 2017	68,600,159	998,754
Nikkei 225	595	March 2017	50,009,299	1,737,141
Standard & Poor's 500 Index Mini	1,480	March 2017	168,313,000	1,473,118
United States Treasury Bond	436	March 2017	65,767,875	(532,382)
			$454,643,748	$3,703,549

1.	As of January 31, 2017, cash in the amount of $17,409,543 was on deposit with a broker for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2017.

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$6,332,710	$—	$6,332,710
Corporate Bonds	—	597,746,097	—	597,746,097
Foreign Bond	—	1,900,636	—	1,900,636
Loan Assignments (b)	—	95,162,551	1,530,000	96,692,551
Mortgage-Backed Securities (c)	—	10,592,730	413,965	11,006,695
U.S. Government & Federal Agencies	—	26,394,906	—	26,394,906
Total Long-Term Bonds	—	738,129,630	1,943,965	740,073,595
Common Stocks (d)	693,719,313	—	6,425	693,725,738
Short-Term Investment
Repurchase Agreement	—	159,810,612	—	159,810,612
Total Investments in Securities	693,719,313	897,940,242	1,950,390	1,593,609,945
Other Financial Instruments
Foreign Currency Forward Contracts (e)	—	2,797,262	—	2,797,262
Futures Contracts (e)	4,253,325	—	—	4,253,325
Total Other Financial Instruments	4,253,325	2,797,262	—	7,050,587
Total Investments in Securities and Other Financial Instruments	$697,972,638	$900,737,504	$1,950,390	$1,600,660,532

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contract (e)	$—	$(2,657,838)	$—	$(2,657,838)
Futures Contracts (e)	(549,776)	—	—	(549,776)
Total Other Financial Instruments	$(549,776)	$(2,657,838)	$—	$(3,207,614)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $1,530,000 is held in Health Care—Services within the Loan Assignments section of the Portfolio of Investments.

(c)	The Level 3 security valued at $413,965 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 security valued at $6,425 is held in Media within the Common Stocks section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers between among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2017
Long-Term Bonds
Loan Assignments
Health Care - Services	$1,623,500	$1,072	$-	$(94,572)	$-	$-	$-	$-	$1,530,000	$(94,572)
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	422,378	-	-	1,336	-	(9,749)	-	-	413,965	1,336
Common Stocks
Media	6,425	-	-	-	-	-	-	-	6,425	-
Total	$2,052,303	$1,072	$-	$(93,236)	$-	$(9,749)	$-	$-	$1,950,390	$(93,236)

(a) Sales include principal reductions.

As of January 31, 2017, the Fund held the following restricted securities:

Security	Date of Acquisition	Shares	Cost	1/31/17 Value	Percent of Net Assets
ION Media Networks, Inc.
Common Stock	3/11/14	12	$21	$6,425	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay International Equity Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 96.1% †
	Australia 0.5%
	Gateway Lifestyle (Real Estate Management & Development)	898,333	$1,383,031

	Belgium 4.2%
	Ontex Group N.V. (Personal Products)	130,088	3,934,847
	UCB S.A. (Pharmaceuticals)	108,833	7,486,157
			11,421,004
	Brazil 2.2%
	Cielo S.A. (IT Services)	516,400	4,341,162
	Qualicorp S.A. (Health Care Providers & Services)	245,000	1,602,441
			5,943,603
	China 6.8%
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	25,714	4,501,750
	China Biologic Products, Inc. (Biotechnology) (a)	50,970	5,807,522
	CT Environmental Group, Ltd. (Water Utilities)	214,000	46,612
¤	NetEase, Inc., ADR (Internet Software & Services)	31,071	7,888,927
			18,244,811
	Denmark 1.6%
	Novo Nordisk A/S Class B (Pharmaceuticals)	117,853	4,232,713

	Germany 7.8%
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	145,163	11,798,201
	Scout24 A.G. (Internet Software & Services) (a)(b)	36,348	1,295,039
	United Internet A.G. Registered (Internet Software & Services)	186,617	7,795,224
			20,888,464
	India 6.2%
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	250,006	5,029,968
	Lupin, Ltd. (Pharmaceuticals)	153,547	3,331,435
¤	Yes Bank, Ltd. (Banks)	407,428	8,389,371
			16,750,774
	Ireland 3.5%
	Experian PLC (Professional Services)	267,264	5,140,772
	Paddy Power Betfair PLC (Hotels, Restaurants & Leisure)	40,039	4,183,898
			9,324,670
	Israel 4.3%
¤	Check Point Software Technologies, Ltd. (Software) (a)	116,474	11,504,137

	Italy 1.9%
	De'Longhi S.p.A. (Household Durables)	84,132	2,095,228
	DiaSorin S.p.A. (Health Care Equipment & Supplies)	50,482	3,010,866
			5,106,094
	Japan 13.6%
	CyberAgent, Inc. (Media)	283,700	7,032,825
	Relo Group, Inc. (Real Estate Management & Development)	13,800	2,026,428
¤	Start Today Co., Ltd. (Internet & Catalog Retail)	515,196	9,687,017
	Sysmex Corp. (Health Care Equipment & Supplies)	112,974	6,763,832
¤	Tsuruha Holdings, Inc. (Food & Staples Retailing)	116,288	10,917,127
			36,427,229
	Jordan 2.3%
	Hikma Pharmaceuticals PLC (Pharmaceuticals)	266,194	6,108,063

	Netherlands 1.6%
	GrandVision N.V. (Specialty Retail) (b)	136,935	3,262,416
	IMCD Group N.V. (Trading Companies & Distributors)	25,450	1,142,064
			4,404,480
	South Africa 1.8%
	Mediclinic International PLC (Health Care Providers & Services)	484,680	4,786,358

	Spain 2.2%
	Almirall S.A. (Pharmaceuticals)	168,150	2,704,616
	Grifols S.A. (Biotechnology)	148,691	3,181,346
			5,885,962
	Sweden 2.2%
	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	151,098	5,976,828

	Switzerland 7.1%
	DKSH Holding A.G. (Professional Services)	48,726	3,592,099
¤	TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	175,224	13,027,904
	Tecan Group A.G. Registered (Life Sciences Tools & Services)	15,588	2,438,505
			19,058,508
	Thailand 1.7%
	Kasikornbank PCL (Banks)	854,344	4,573,810

	United Kingdom 10.6%
	Big Yellow Group PLC (Real Estate Investment Trusts)	202,713	1,754,488
	HomeServe PLC (Commercial Services & Supplies)	289,180	2,173,635
	Johnson Matthey PLC (Chemicals)	157,348	6,435,149
¤	Prudential PLC (Insurance)	485,845	9,363,472
	Sage Group PLC (The) (Software)	408,304	3,148,651
	Telit Communications PLC (Communications Equipment)	156,673	564,183
	Whitbread PLC (Hotels, Restaurants & Leisure)	105,023	5,185,665
			28,625,243
	United States 14.0%
¤	Accenture PLC Class A (IT Services)	86,966	9,902,818
	ICON PLC (Life Sciences Tools & Services) (a)	59,547	5,005,521
¤	LivaNova PLC (Health Care Equipment & Supplies) (a)	194,713	9,366,669
	Perrigo Co. PLC (Pharmaceuticals)	34,953	2,661,671
	Samsonite International S.A. (Textiles, Apparel & Luxury Goods)	2,055,000	6,489,000
	Shire PLC (Biotechnology)	75,715	4,171,448
			37,597,127
	Total Common Stocks (Cost $234,932,960)		258,242,909

	Principal Amount
Short-Term Investment 1.2%
Repurchase Agreement 1.2%
United States 1.2%
Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $3,270,336 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 3/31/22, with a Principal Amount of $3,360,000 and a Market Value of $3,337,562) (Capital Markets)	$3,270,333	3,270,333

Total Short-Term Investment (Cost $3,270,333)		3,270,333

Total Investments (Cost $238,203,293) (c)	97.3%	261,513,242
Other Assets, Less Liabilities	2.7	7,343,915
Net Assets	100.0%	$268,857,157

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	As of January 31, 2017, cost was $240,125,368 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$38,347,716
Gross unrealized depreciation	(16,959,842)
Net unrealized appreciation	$21,387,874

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$258,242,909	$—	$—	$258,242,909
Short-Term Investment
Repurchase Agreement	—	3,270,333	—	3,270,333
Total Investments in Securities	$258,242,909	$3,270,333	$—	$261,513,242

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Large Cap Growth Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 99.8% †
	Aerospace & Defense 3.2%
	General Dynamics Corp.	823,500	$149,119,380
	Northrop Grumman Corp.	166,400	38,118,912
	Raytheon Co.	1,522,000	219,411,520
			406,649,812
	Airlines 1.3%
	Southwest Airlines Co.	3,216,900	168,276,039

	Banks 2.4%
	JPMorgan Chase & Co.	1,770,400	149,828,952
	Wells Fargo & Co.	2,757,900	155,352,507
			305,181,459
	Biotechnology 4.9%
	Alexion Pharmaceuticals, Inc. (a)	1,170,500	152,960,940
¤	Celgene Corp. (a)	2,687,270	312,126,410
	Regeneron Pharmaceuticals, Inc. (a)	429,900	154,458,771
			619,546,121
	Capital Markets 2.2%
	Intercontinental Exchange, Inc.	2,526,400	147,440,704
	Moody's Corp.	1,207,700	125,202,259
			272,642,963
	Chemicals 2.2%
	Ecolab, Inc.	1,080,900	129,848,517
	Sherwin-Williams Co. (The)	505,025	153,431,645
			283,280,162
	Food & Staples Retailing 1.5%
	Costco Wholesale Corp.	1,180,400	193,526,580

	Health Care Equipment & Supplies 5.1%
	Boston Scientific Corp. (a)	6,788,900	163,340,934
	Danaher Corp.	2,183,900	183,272,888
	Edwards Lifesciences Corp. (a)	1,455,050	140,034,012
	Intuitive Surgical, Inc. (a)	228,750	158,452,837
			645,100,671
	Health Care Providers & Services 2.9%
¤	UnitedHealth Group, Inc.	2,235,700	362,406,970

	Hotels, Restaurants & Leisure 1.9%
	Hilton Worldwide Holdings, Inc.	650,400	37,450,032
	Starbucks Corp.	3,688,300	203,667,926
			241,117,958
	Industrial Conglomerates 1.7%
	Honeywell International, Inc.	1,850,300	218,927,496

	Internet & Direct Marketing Retail 8.9%
¤	Amazon.com, Inc. (a)	623,740	513,637,415
	Ctrip.com International, Ltd., ADR (a)	2,935,550	126,845,115
	Expedia, Inc.	1,035,650	125,924,684
	Netflix, Inc. (a)	912,000	128,327,520
	Priceline Group, Inc. (The) (a)	145,540	229,244,420
			1,123,979,154
	Internet Software & Services 10.4%
	Alibaba Group Holding, Ltd., Sponsored ADR (a)	1,751,500	177,444,465
¤	Alphabet, Inc.
	Class A (a)	385,460	316,150,437
	Class C (a)	422,031	336,270,081
	CoStar Group, Inc. (a)	692,860	140,027,006
¤	Facebook, Inc. Class A (a)	2,616,900	341,034,408
			1,310,926,397
	IT Services 11.7%
	Automatic Data Processing, Inc.	661,900	66,845,281
	Fidelity National Information Services, Inc.	1,794,600	142,527,132
	Fiserv, Inc. (a)	1,280,900	137,607,087
	FleetCor Technologies, Inc. (a)	1,240,550	182,968,719
	MasterCard, Inc. Class A	2,366,100	251,587,413
	PayPal Holdings, Inc. (a)	4,689,050	186,530,409
¤	Visa, Inc. Class A	6,193,200	512,239,572
			1,480,305,613
	Life Sciences Tools & Services 1.2%
	Thermo Fisher Scientific, Inc.	974,900	148,565,011

	Machinery 1.2%
	Fortive Corp.	2,767,550	153,073,191

	Media 3.3%
	Charter Communications, Inc. Class A (a)	218,722	70,854,992
	Comcast Corp. Class A	2,635,600	198,776,952
	Walt Disney Co. (The)	1,391,300	153,947,345
			423,579,289
	Multiline Retail 1.4%
	Dollar Tree, Inc. (a)	2,272,700	175,429,713

	Oil, Gas & Consumable Fuels 1.9%
	Diamondback Energy, Inc. (a)	1,116,400	117,411,788
	Pioneer Natural Resources Co.	694,700	125,205,781
			242,617,569
	Pharmaceuticals 2.9%
	Eli Lilly & Co.	1,182,100	91,057,163
	Zoetis, Inc.	5,036,100	276,683,334
			367,740,497
	Real Estate Investment Trusts 1.0%
	American Tower Corp.	1,168,900	120,981,150

	Road & Rail 1.3%
	Union Pacific Corp.	1,521,400	162,150,812

	Semiconductors & Semiconductor Equipment 3.9%
	Applied Materials, Inc.	3,071,200	105,188,600
	Broadcom, Ltd.	1,188,800	237,165,600
	Micron Technology, Inc. (a)	6,526,100	157,344,271
			499,698,471
	Software 12.2%
	Adobe Systems, Inc. (a)	1,760,600	199,616,828
	Electronic Arts, Inc. (a)	1,518,200	126,663,426
	Intuit, Inc.	1,287,900	152,719,182
¤	Microsoft Corp.	5,080,400	328,447,860
	Mobileye N.V. (a)	3,033,500	130,319,160
¤	salesforce.com, Inc. (a)	3,534,500	279,578,950
	ServiceNow, Inc. (a)	1,887,400	171,036,188
	Splunk, Inc. (a)	2,619,000	151,535,340
			1,539,916,934
	Specialty Retail 3.0%
	Home Depot, Inc. (The)	1,861,200	256,063,896
	O'Reilly Automotive, Inc. (a)	486,250	127,528,788
			383,592,684
	Technology Hardware, Storage & Peripherals 2.8%
¤	Apple, Inc.	2,921,785	354,558,610

	Textiles, Apparel & Luxury Goods 3.4%
	Lululemon Athletica, Inc. (a)	1,610,850	108,748,484
¤	NIKE, Inc. Class B	6,111,100	323,277,190
			432,025,674
	Total Common Stocks (Cost $8,340,917,749)		12,635,797,000

	Principal Amount
Short-Term Investment 0.7%
Repurchase Agreement 0.7%
Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $93,257,057 (Collateralized by United States Treasury Notes with rates between 1.75% and 2.125% and maturity dates between 3/31/22 and 12/31/22, with a Principal Amount of $95,495,000 and a Market Value of $95,126,982)	$93,256,980	93,256,980
Total Short-Term Investment (Cost $93,256,980)		93,256,980
Total Investments (Cost $8,434,174,729) (b)	100.5%	12,729,053,980
Other Assets, Less Liabilities	(0.5)	(64,306,092)
Net Assets	100.0%	$12,664,747,888

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	As of January 31, 2017, cost was $8,476,062,139 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$4,346,238,764
Gross unrealized depreciation	(93,246,923)
Net unrealized appreciation	$4,252,991,841

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$12,635,797,000	$—	$—	$12,635,797,000
Short-Term Investment
Repurchase Agreement	—	93,256,980	—	93,256,980
Total Investments in Securities	$12,635,797,000	$93,256,980	$—	$12,729,053,980

(a)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers between among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MAP Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 97.3% †
	Aerospace & Defense 4.2%
	Boeing Co. (The)	131,289	$21,455,248
	Northrop Grumman Corp.	28,313	6,485,942
	Orbital ATK, Inc.	26,900	2,338,955
	Raytheon Co.	116,835	16,842,934
	Safran S.A.	53,680	3,633,311
	United Technologies Corp.	49,970	5,480,210
			56,236,600
	Airlines 0.2%
	Ryanair Holdings PLC, Sponsored ADR (a)	25,150	2,104,049

	Banks 6.6%
	Bank of America Corp.	650,219	14,720,958
	Citigroup, Inc.	211,575	11,812,232
	JPMorgan Chase & Co.	121,402	10,274,251
	M&T Bank Corp.	61,450	9,989,927
	Royal Bank of Scotland Group PLC (a)	2,296,640	6,408,182
	U.S. Bancorp	166,512	8,766,857
¤	Wells Fargo & Co.	489,365	27,565,931
			89,538,338
	Beverages 2.3%
	Coca-Cola Co. (The)	116,979	4,862,817
	Molson Coors Brewing Co. Class B	81,420	7,858,659
	PepsiCo., Inc.	129,776	13,468,153
	Pernod Ricard S.A.	41,020	4,797,855
			30,987,484
	Biotechnology 1.6%
	AbbVie, Inc.	179,543	10,971,873
	Celgene Corp. (a)	88,700	10,302,505
			21,274,378
	Building Products 0.3%
	Johnson Controls International PLC	87,052	3,828,547

	Capital Markets 4.4%
	Affiliated Managers Group, Inc. (a)	30,980	4,720,113
	Bank of New York Mellon Corp. (The)	81,300	3,636,549
	Goldman Sachs Group, Inc. (The)	30,559	7,007,790
	Intercontinental Exchange, Inc.	280,160	16,350,138
	Julius Baer Group, Ltd. (a)	172,490	8,060,166
	Morgan Stanley	121,790	5,174,857
	State Street Corp.	192,155	14,642,211
			59,591,824
	Chemicals 3.1%
	AdvanSix, Inc. (a)	800	20,552
	Akzo Nobel N.V.	82,197	5,571,460
	E.I. du Pont de Nemours & Co.	224,168	16,924,684
	Koninklijke DSM N.V.	58,487	3,725,065
	Monsanto Co.	91,512	9,911,665
	PPG Industries, Inc.	58,730	5,873,587
			42,027,013
	Commercial Services & Supplies 0.2%
	Covanta Holding Corp., (Africa)	171,400	2,759,540

	Construction & Engineering 0.2%
	Jacobs Engineering Group, Inc. (a)	52,382	3,066,966

	Construction Materials 0.6%
	LafargeHolcim, Ltd. Registered (a)	151,745	8,112,082

	Consumer Finance 2.7%
¤	American Express Co.	422,679	32,284,222
	Discover Financial Services	65,601	4,544,837
			36,829,059
	Diversified Financial Services 0.4%
	Berkshire Hathaway, Inc. Class B (a)	30,689	5,037,292

	Diversified Telecommunication Services 0.9%
	AT&T, Inc.	111,592	4,704,719
	Nippon Telegraph & Telephone Corp.	104,660	4,615,199
	Verizon Communications, Inc.	55,806	2,735,052
			12,054,970
	Electrical Equipment 1.0%
	Rockwell Automation, Inc.	57,900	8,568,621
	Sensata Technologies Holding N.V. (a)	110,550	4,637,572
			13,206,193
	Electronic Equipment, Instruments & Components 0.8%
	Corning, Inc.	70,000	1,854,300
	TE Connectivity, Ltd.	113,424	8,433,074
			10,287,374
	Energy Equipment & Services 0.5%
	Schlumberger, Ltd.	72,545	6,072,742

	Food & Staples Retailing 2.5%
	CVS Health Corp.	252,023	19,861,932
	Wal-Mart Stores, Inc.	27,320	1,823,337
	Walgreens Boots Alliance, Inc.	153,255	12,557,715
			34,242,984
	Food Products 0.6%
	Danone S.A.	72,840	4,559,798
	Mondelez International, Inc. Class A	69,300	3,068,604
			7,628,402
	Health Care Equipment & Supplies 3.4%
	Abbott Laboratories	510,287	21,314,688
	Baxter International, Inc.	38,250	1,832,558
	LivaNova PLC (a)	61,420	2,954,609
	Medtronic PLC	255,650	19,434,513
			45,536,368
	Health Care Providers & Services 3.4%
¤	Aetna, Inc.	213,531	25,326,912
	Laboratory Corp. of America Holdings (a)	79,230	10,633,458
	McKesson Corp.	75,730	10,537,830
			46,498,200
	Hotels, Restaurants & Leisure 0.7%
	ILG, Inc.	33,902	642,443
	Marriott International, Inc. Class A	58,500	4,949,100
	McDonald's Corp.	29,151	3,573,038
			9,164,581
	Household Durables 0.8%
	Whirlpool Corp.	61,620	10,776,722

	Household Products 0.2%
	Procter & Gamble Co. (The)	33,856	2,965,786

	Industrial Conglomerates 2.6%
	CK Hutchison Holdings, Ltd.	554,770	6,681,779
	General Electric Co.	179,300	5,325,210
¤	Honeywell International, Inc.	191,190	22,621,601
			34,628,590
	Insurance 3.8%
	American International Group, Inc.	118,873	7,638,779
	Chubb, Ltd.	73,087	9,610,210
	Fairfax Financial Holdings, Ltd.	9,620	4,494,878
	Industrial Alliance Insurance & Financial Services, Inc.	48,180	2,027,170
	MetLife, Inc.	121,116	6,589,921
	Travelers Cos., Inc. (The)	137,198	16,159,180
	W.R. Berkley Corp.	67,323	4,524,779
			51,044,917
	Internet & Catalog Retail 0.7%
	Liberty Expedia Holdings, Inc. Class A (a)	15,530	683,475
	Liberty Interactive Corp. QVC Group Class A (a)	377,244	7,235,540
	Liberty TripAdvisor Holdings, Inc. Class A (a)	45,715	820,584
	Liberty Ventures, Series A (a)	30,420	1,327,833
			10,067,432
	Internet Software & Services 4.1%
	Alibaba Group Holding, Ltd., Sponsored ADR (a)	10,363	1,049,876
¤	Alphabet, Inc.
	Class A (a)	13,095	10,740,388
	Class C (a)	42,061	33,513,784
	CommerceHub, Inc.
	Series A (a)	5,070	74,478
	Series C (a)	10,140	147,841
	eBay, Inc. (a)	175,556	5,587,948
	VeriSign, Inc. (a)	61,385	4,923,691
			56,038,006
	IT Services 3.8%
	Automatic Data Processing, Inc.	118,118	11,928,737
	Cognizant Technology Solutions Corp. Class A (a)	83,860	4,410,198
	International Business Machines Corp.	49,764	8,684,813
	PayPal Holdings, Inc. (a)	304,081	12,096,342
	Visa, Inc. Class A	164,155	13,577,260
			50,697,350
	Machinery 1.0%
	Caterpillar, Inc.	37,665	3,603,034
	Ingersoll-Rand PLC	125,318	9,943,983
			13,547,017
	Media 12.8%
	Charter Communications, Inc. Class A (a)	23,970	7,765,081
¤	Comcast Corp. Class A	324,483	24,472,508
	DISH Network Corp. Class A (a)	207,310	12,266,533
	Grupo Televisa S.A.B., Sponsored ADR	174,230	3,902,752
	Liberty Braves Group
	Class A (a)	20,459	408,157
	Class C (a)	56,850	1,135,863
	Liberty Broadband Corp.
	Class A (a)	20,279	1,696,947
	Class C (a)	122,898	10,488,115
	Liberty Global PLC LiLAC Class A (a)	77,949	1,794,386
	Liberty Media Corp-Liberty Formula One,
	Class A (a)	48,339	1,400,864
	Class C (a)	142,126	4,084,701
	Liberty SiriusXM Group.
	Class A (a)	211,597	7,668,275
	Class C (a)	568,506	20,403,680
	Lions Gate Entertainment Corp. Class B (a)	55,206	1,478,969
	Madison Square Garden Co. (The) Class A (a)	56,943	10,003,177
	MSG Networks, Inc. Class A (a)	188,843	4,381,158
	NOS SGPS S.A.	444,090	2,497,169
	Omnicom Group, Inc.	82,640	7,078,116
	Time Warner, Inc.	153,940	14,909,089
	Twenty-First Century Fox, Inc.
	Class A	678,560	21,293,213
	Class B	216,410	6,710,874
	Walt Disney Co. (The)	69,000	7,634,850
			173,474,477
	Oil, Gas & Consumable Fuels 5.9%
	Anadarko Petroleum Corp.	60,513	4,207,469
	Apache Corp.	68,963	4,125,367
	ConocoPhillips	99,606	4,856,789
	Devon Energy Corp.	48,010	2,186,375
	EOG Resources, Inc.	56,909	5,780,816
	Hess Corp.	57,435	3,111,828
	Marathon Oil Corp.	54,479	912,523
	Marathon Petroleum Corp.	266,865	12,822,863
	Phillips 66	46,378	3,785,372
	Royal Dutch Shell PLC
	Class A, Sponsored ADR	193,614	10,530,666
	Class A	120,856	3,264,990
	Spectra Energy Corp.	199,982	8,329,250
	Total S.A.	101,760	5,125,596
	Total S.A., Sponsored ADR	156,040	7,889,382
	Williams Cos., Inc. (The)	98,546	2,842,067
			79,771,353
	Pharmaceuticals 3.7%
¤	Allergan PLC (a)	113,065	24,748,798
	Johnson & Johnson	73,450	8,318,212
	Merck & Co., Inc.	93,440	5,792,346
	Novartis A.G. Registered	76,380	5,592,169
	Pfizer, Inc.	135,114	4,287,167
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	27,249	910,934
			49,649,626
	Real Estate Investment Trusts 1.6%
	American Tower Corp.	41,520	4,297,320
	HCP, Inc.	207,941	6,304,771
	UDR, Inc.	284,900	9,957,255
	Weyerhaeuser Co.	42,800	1,340,924
			21,900,270
	Real Estate Management & Development 0.4%
	Mitsubishi Estate Co., Ltd.	286,550	5,488,127

	Road & Rail 1.7%
	CSX Corp.	151,518	7,028,920
	Union Pacific Corp.	152,975	16,304,075
			23,332,995
	Semiconductors & Semiconductor Equipment 1.9%
	ASML Holding N.V.	26,130	3,170,504
	Intel Corp.	503,031	18,521,601
	Texas Instruments, Inc.	48,175	3,639,140
			25,331,245
	Software 3.8%
¤	Microsoft Corp.	389,115	25,156,285
¤	Oracle Corp.	658,712	26,420,938
			51,577,223
	Specialty Retail 2.1%
	Home Depot, Inc. (The)	70,400	9,685,632
	Lowe's Cos., Inc.	256,872	18,772,206
			28,457,838
	Technology Hardware, Storage & Peripherals 5.2%
¤	Apple, Inc.	499,444	60,607,529
	Samsung Electronics Co., Ltd., GDR	10,760	9,151,380
			69,758,909
	Tobacco 0.3%
	Philip Morris International, Inc.	47,159	4,533,395

	Wireless Telecommunication Services 0.3%
	Vodafone Group PLC, Sponsored ADR	183,058	4,558,144
	Total Common Stocks (Cost $920,419,614)		1,313,684,408

	Convertible Preferred Stocks 0.1%
	Pharmaceuticals 0.1%
¤	Allergan PLC 5.50% Series A	2,020	1,598,810
	Total Convertible Preferred Stocks (Cost $1,586,506)		1,598,810

		Principal Amount
	Short-Term Investment 2.6%
	Repurchase Agreement 2.6%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $35,680,805 (Collateralized by a United States Treasury Note with a rate of 2.125% and a maturity date of 12/31/22, with a Principal Amount of $36,380,000 and a Market Value of $36,400,009)	$35,680,775	35,680,775
	Total Short-Term Investment (Cost $35,680,775)		35,680,775
	Total Investments (Cost $957,686,895) (b)	100.0%	1,350,963,993
	Other Assets, Less Liabilities	(0.0)‡	(384,561)
	Net Assets	100.0%	$1,350,579,432

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	As of January 31, 2017, cost was $971,413,852 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$425,654,479
Gross unrealized depreciation	(46,104,338)
Net unrealized appreciation	$379,550,141

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,313,684,408	$—	$—	$1,313,684,408
Convertible Preferred Stocks	1,598,810	—	—	1,598,810
Short-Term Investment
Repurchase Agreement	—	35,680,775	—	35,680,775
Total Investments in Securities	$1,315,283,218	$35,680,775	$—	$1,350,963,993

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Money Market Fund

Portfolio of Investments January 31, 2017 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 100.1%†
Certificates of Deposit 7.3%
Chase Bank USA NA
1.225%, due 10/6/17 (a)	$4,000,000	$4,000,000
1.327%, due 5/26/17 (a)	4,000,000	4,000,000
Royal Bank of Canada 1.141%, due 6/1/17 (a)	5,000,000	5,000,000
State Street Bank & Trust Co.
1.213%, due 3/10/17 (a)	5,000,000	5,000,000
1.422%, due 4/13/17 (a)	5,000,000	5,000,000
Toronto-Dominion Bank (The) 1.355%, due 4/6/17 (a)	5,000,000	5,000,000
		28,000,000
Financial Company Commercial Paper 16.1%
American Express Credit Corp.
0.915%, due 2/1/17 (b)	5,000,000	5,000,000
0.927%, due 2/15/17 (b)	2,500,000	2,499,008
0.937%, due 2/27/17 (b)	3,000,000	2,997,617
0.97%, due 3/20/17 (b)	2,500,000	2,496,736
Bank of New York Mellon (The) 0.806%, due 4/12/17 (b)(c)	5,000,000	4,991,250
Canadian Imperial Bank of Commerce 1.305%, due 1/19/18 (b)(c)	5,000,000	5,000,000
Commonwealth Bank of Australia 1.216%, due 2/9/17 (a)(b)(c)	5,000,000	5,000,000
CPPIB Capital, Inc.
0.639%, due 2/6/17 (b)(c)	3,000,000	2,999,738
0.903%, due 5/4/17 (b)(c)	4,000,000	3,990,493
Massachusetts Mutual Life Insurance Co.
0.652%, due 2/21/17 (b)(c)	5,000,000	4,998,111
0.653%, due 2/22/17 (b)(c)	2,600,000	2,598,938
National Rural Utilities Cooperative Finance Corp.
0.666%, due 2/2/17 (b)(c)	1,969,000	1,968,962
0.669%, due 2/6/17 (b)(c)	5,000,000	4,999,486
0.685%, due 2/24/17 (b)(c)	3,000,000	2,998,639
Ontario Teachers' Finance Trust 1.374%, due 8/2/17 (b)(c)	4,000,000	3,973,509
Private Export Funding Corp. 0.697%, due 3/6/17 (b)(c)	5,000,000	4,995,417
		61,507,904
Other Commercial Paper 46.4%
3M Co. 0.641%, due 2/8/17 (b)(c)	4,000,000	3,999,533
Alabama Power Co.
0.75%, due 2/6/17 (b)(c)	3,000,000	2,999,692
0.852%, due 2/7/17 (b)(c)	3,000,000	2,999,580
American Honda Finance Corp.
0.65%, due 2/21/17 (b)(c)	5,000,000	4,997,917
0.693%, due 3/24/17 (b)(c)	4,000,000	3,995,240
Atmos Energy Corp.
0.679%, due 2/17/17 (b)(c)	5,000,000	4,998,044
0.698%, due 3/7/17 (b)(c)	3,000,000	2,997,450
Canadian National Railway Co.
0.672%, due 2/9/17 (b)(c)	4,650,000	4,649,204
0.76%, due 2/27/17 (b)(c)	7,000,000	6,996,208
Caterpillar Financial Services Corp.
0.687%, due 3/22/17 (b)(c)	4,000,000	3,994,719
0.75%, due 4/10/17 (b)(c)	4,000,000	3,992,444
Chevron Corp. 0.573%, due 2/7/17 (b)(c)	2,500,000	2,499,738
Coca-Cola Co. (The) 0.79%, due 5/1/17 (b)(c)	5,000,000	4,987,515
Danaher Corp.
0.67%, due 2/7/17 (b)(c)	2,000,000	1,999,750
0.698%, due 3/7/17 (b)(c)	4,000,000	3,996,789
Eli Lilly & Co.
0.636%, due 2/3/17 (b)(c)	4,000,000	3,999,853
0.64%, due 2/7/17 (b)(c)	5,000,000	4,999,458
Estee Lauder Cos., Inc. (The) 0.669%, due 2/6/17 (b)(c)	4,500,000	4,499,563
Exxon Mobil Corp. 0.609%, due 2/28/17 (b)(c)	2,500,000	2,498,819
Florida Power & Light Co.
0.933%, due 2/22/17 (b)	5,000,000	4,997,667
0.935%, due 2/24/17 (b)	5,000,000	4,997,444
0.938%, due 2/28/17 (b)	3,000,000	2,998,133
Henkel of America, Inc.
0.712%, due 3/15/17 (b)(c)	4,000,000	3,996,267
0.811%, due 3/27/17 (b)(c)	5,000,000	4,994,000
Hershey Co. (The) 0.643%, due 2/17/17 (b)(c)	4,000,000	3,998,844
L'Oreal USA, Inc. 0.647%, due 2/15/17 (b)(c)	5,000,000	4,998,561
Microsoft Corp. 0.622%, due 2/1/17 (b)(c)	5,000,000	5,000,000
Northern Illinois Gas Co.
0.862%, due 2/14/17 (b)	4,750,000	4,748,542
0.953%, due 2/10/17 (b)	5,000,000	4,998,900
NSTAR Electric Co. 0.665%, due 2/1/17 (b)(c)	5,000,000	5,000,000
Province of British Columbia
0.601%, due 2/8/17 (b)	400,000	399,949
0.627%, due 2/27/17 (b)	4,000,000	3,997,949
0.635%, due 3/10/17 (b)	5,000,000	4,995,786
Total Capital Canada Ltd. 0.994%, due 4/10/17 (b)(c)	5,000,000	4,991,217
United Parcel Service, Inc. 0.624%, due 2/2/17 (b)(c)	5,000,000	4,999,931
UnitedHealth Group, Inc.
0.939%, due 3/1/17 (b)(c)	1,500,000	1,498,868
0.963%, due 3/29/17 (b)(c)	5,000,000	4,992,611
0.982%, due 3/27/17 (b)(c)	5,000,000	4,992,725
0.983%, due 3/28/17 (b)(c)	2,000,000	1,997,036
Walt Disney Co. (The) 0.657%, due 2/27/17 (b)(c)	3,000,000	2,998,462
WGL Holdings, Inc.
0.94%, due 3/2/17 (b)(c)	5,000,000	4,996,093
0.947%, due 3/6/17 (b)(c)	5,000,000	4,995,783
Wisconsin Public Service Corp. 0.92%, due 2/7/17 (b)	5,000,000	4,999,308
		177,685,592
Treasury Debt 9.4%
United States Treasury Bills
0.456%, due 2/2/17	5,000,000	4,999,937
0.488%, due 2/2/17	10,000,000	9,999,867
United States Treasury Notes
0.50%, due 3/31/17	4,000,000	3,998,494
0.625%, due 5/31/17	4,000,000	4,000,286
0.875%, due 2/28/17	4,000,000	4,000,812
0.875%, due 4/30/17	4,000,000	4,002,427
0.875%, due 1/31/18	5,000,000	5,000,000
		36,001,823
Treasury Repurchase Agreements 14.4%
Bank of America N.A. 0.52%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $15,000,217 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 1/31/22, with a Principal Amount of $15,348,000 and a Market Value of $15,300,038)	15,000,000	15,000,000
Bank of Montreal 0.50%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $15,000,208 (Collateralized by United States Treasury securities with rates between 0.625% and 8.750% and maturity dates between 4/13/17 and 2/15/43, with a Principal Amount of $14,965,400 and a Market Value of $15,300,077)	15,000,000	15,000,000
RBC Capital Markets 0.52%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $10,000,144 (Collateralized by United States Treasury Notes with rates between 2.00% and 3.625% and a maturity date of 8/15/19 and 2/15/25, with a Principal Amount of $9,778,900 and a Market Value of $10,200,039)	10,000,000	10,000,000
TD Securities (U.S.A.) LLC 0.52%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $15,353,222 (Collateralized by United States Treasury Notes with rates between 3.125% and 4.75% and a maturity date of 8/15/17 and 5/15/19, with a Principal Amount of $15,004,600 and a Market Value of $15,660,143)	15,353,000	15,353,000
		55,353,000
U.S. Government & Federal Agencies 6.5%
Federal Farm Credit Banks 0.41%, due 2/3/17	5,000,000	4,999,872
United States Treasury Bills
0.46%, due 2/16/17	10,000,000	9,998,121
0.48%, due 2/9/17	10,000,000	9,999,000
		24,996,993
Total Short-Term Investments (Amortized Cost $383,545,312) (d)	100.1%	383,545,312

Other Assets, Less Liabilities	(0.1)	(294,346)
Net Assets	100.0%	$383,250,966

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2017.
(b)	Interest rate shown represents yield to maturity.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$28,000,000	$—	$28,000,000
Financial Company Commercial Paper	—	61,507,904	—	61,507,904
Other Commercial Paper	—	177,685,592	—	177,685,592
Treasury Debt	—	36,001,823	—	36,001,823
Treasury Repurchase Agreements	—	55,353,000	—	55,353,000
U.S. Government & Federal Agencies	—	24,996,993	—	24,996,993
Total Investments in Securities	$—	$383,545,312	$—	$383,545,312

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Tax Free Bond Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 97.6% †
	Alabama 0.6%
	Houston County Health Care Authority, Southeast Alabama Medical, Revenue Bonds
	5.00%, due 10/1/25	$1,000,000	$1,119,590
	5.00%, due 10/1/30	3,700,000	3,974,059
	University of South Alabama, Revenue Bonds
	Insured: AGM 4.00%, due 11/1/35	2,000,000	2,055,240
	Insured: AGM 5.00%, due 11/1/27	2,000,000	2,346,940
	Insured: AGM 5.00%, due 11/1/29	1,110,000	1,286,224
	Insured: AGM 5.00%, due 11/1/30	2,000,000	2,305,420
			13,087,473
	Alaska 0.2%
	Alaska Industrial Development & Export Authority, FairBanks Community Hospital, Revenue Bonds 5.00%, due 4/1/32	3,550,000	3,826,545

	Arizona 0.0%‡
	Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds Series A 5.00%, due 2/1/42	1,000,000	1,050,460

	Arkansas 0.8%
	City of Fort Smith AR, Water & Sewer, Revenue Bonds
	Insured: BAM 5.00%, due 10/1/27	1,945,000	2,240,582
	Insured: BAM 5.00%, due 10/1/28	1,535,000	1,757,943
	Insured: BAM 5.00%, due 10/1/29	1,075,000	1,223,726
	Insured: BAM 5.00%, due 10/1/31	2,335,000	2,632,806
	County of Pulaski AR, Arkansas Children's Hospital, Revenue Bonds
	5.00%, due 3/1/34	2,000,000	2,249,340
	5.00%, due 3/1/35	1,550,000	1,736,527
	Springdale Public Facilities Board, Arkansas Children's Northwest, Revenue Bonds 5.00%, due 3/1/34	2,890,000	3,283,127
	University of Arkansas, UALR Campus, Revenue Bonds
	5.00%, due 10/1/29	1,315,000	1,549,320
	5.00%, due 10/1/30	1,110,000	1,299,621
	5.00%, due 10/1/31	1,205,000	1,403,680
			19,376,672
	California 14.3%
	Anaheim Public Financing Authority, Public Improvements Project, Revenue Bonds Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	15,675,000	15,992,732
	Anaheim Public Financing Authority, Revenue Bonds Series A 5.00%, due 5/1/39	3,750,000	4,150,238
	Anaheim, California, School District, Election 2010, Unlimited General Obligation Insured: AGM 6.25%, due 8/1/40	4,700,000	5,673,981
	California Educational Facilities Authority, San Francisco University, Revenue Bonds 6.125%, due 10/1/30	1,525,000	1,796,633
	California Health Facilities Financing Authority, Dignity Health, Revenue Bonds Series A 6.00%, due 7/1/34	3,000,000	3,335,850
	California Health Facilities Financing Authority, Sutter Health, Revenue Bonds
	Series A 5.00%, due 11/15/34	5,000,000	5,635,550
	Series A 5.00%, due 11/15/41	5,000,000	5,566,950
	Series B 5.00%, due 11/15/46	10,650,000	11,852,917
	California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Insured: AGM (zero coupon), due 8/1/49	15,000,000	2,905,350
	California State Public Works Board, Various Capital Project, Revenue Bonds
	Series G-1 5.75%, due 10/1/30	1,400,000	1,544,956
	Series I-1 6.625%, due 11/1/34	175,000	175,564
	California State University, Systemwide, Revenue Bonds Series A 5.00%, due 11/1/41	11,905,000	13,670,154
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds 6.375%, due 7/1/45	780,000	856,245
	California Statewide Communities Development Authority, Cottage Health Obligation Group, Revenue Bonds 5.25%, due 11/1/30	1,475,000	1,606,747
	Ceres Unified School District, Capital Appreciation-Election 2008, Unlimited General Obligation Series A (zero coupon), due 8/1/37	4,150,000	1,141,375
	City of Escondido CA, Unlimited General Obligation 5.00%, due 9/1/36	5,000,000	5,678,750
	City of Long Beach CA, Airport System, Revenue Bonds Series A 5.00%, due 6/1/30	5,000,000	5,465,000
	City of Tulare CA, Sewer, Revenue Bonds Insured: AGM 4.00%, due 11/15/41	5,500,000	5,601,915
	Colton Joint Unified School District, Unlimited General Obligation
	Series B, Insured: BAM 4.00%, due 8/1/30	3,495,000	3,730,878
	Series B, Insured: BAM 4.00%, due 8/1/31	2,500,000	2,648,000
	Series B, Insured: BAM 4.00%, due 8/1/33	1,500,000	1,571,295
	Eastern Municipal Water District, Revenue Bonds Series A 5.00%, due 7/1/45	2,500,000	2,850,225
	Fontana Public Finance Authority, Revenue Bonds Series A, Insured: BAM 5.00%, due 9/1/32	2,640,000	2,984,203
	Fontana Unified School District, CABS, Unlimited General Obligation
	Series C (zero coupon), due 8/1/35	14,800,000	6,203,716
	Series C (zero coupon), due 8/1/36	15,500,000	6,028,880
	Fresno Unified School District, Election 2001, Unlimited General Obligation
	Series G (zero coupon), due 8/1/32	6,000,000	2,566,920
	Series G (zero coupon), due 8/1/33	10,000,000	3,964,300
	Series G (zero coupon), due 8/1/41	23,485,000	5,308,315
	Fresno Unified School District, Unlimited General Obligation Series B 4.00%, due 8/1/46	6,900,000	6,965,274
	Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
	Series A, Insured: AMBAC (zero coupon), due 6/1/27	10,000,000	6,948,700
	Series A, Insured: AGM 5.00%, due 6/1/40	5,410,000	5,987,788
	Montebello Unified School District, Election 2016, Unlimited General Obligation
	Series A 4.00%, due 8/1/46	8,575,000	8,731,236
	Series A 5.00%, due 8/1/41	3,000,000	3,407,760
	Monterey Peninsula Unified School District, Election 2010, Unlimited General Obligation Series C 4.00%, due 8/1/45	4,000,000	4,072,880
	Monterey Peninsula Unified School District, Unlimited General Obligation 4.00%, due 8/1/41	5,000,000	5,107,150
	Oakland Unified School District, Alameda County, Unlimited General Obligation
	Insured: AGM 5.00%, due 8/1/27	1,160,000	1,386,803
	Insured: AGM 5.00%, due 8/1/28	1,755,000	2,080,746
	Insured: AGM 5.00%, due 8/1/29	2,535,000	2,982,047
	Oceanside Unified School District, Unrefunded-CABS-Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/49	560,000	70,106
	Palomar Community College District, Capital Appreciation-Election, Unlimited General Obligation Series B 6.375%, due 8/1/45	5,720,000	3,829,654
	Paramount Unified School District, Election 2006, Unlimited General Obligation Insured: BAM (zero coupon), due 8/1/43	25,000,000	5,180,250
	Peralta Community College District, Election 2006, Unlimited General Obligation Series D 4.00%, due 8/1/39	7,340,000	7,470,285
	Pittsburg Unified School District, Unlimited General Obligation
	4.00%, due 8/1/40	10,000,000	10,206,300
	4.00%, due 8/1/44	11,000,000	11,147,730
	Pomona Unified School District, Election 2008, Unlimited General Obligation Series E, Insured: AGM 5.00%, due 8/1/30	3,285,000	3,686,328
	Riverside County Redevelopment Successor Agency, Jurupa Valley Project, Tax Allocation
	Series B, Insured: BAM 5.00%, due 10/1/28	2,510,000	2,895,160
	Series B, Insured: BAM 5.00%, due 10/1/29	875,000	1,002,978
	Series B, Insured: BAM 5.00%, due 10/1/30	2,645,000	3,014,559
	Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series A 5.25%, due 6/1/30	3,000,000	3,460,290
	San Bernardino City Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/30	1,000,000	1,129,180
¤	San Diego County Regional Transportation Commission, Revenue Bonds Series A 5.00%, due 4/1/41	30,000,000	34,646,100
	San Diego Public Facilities Financing Authority, Capital Improvement Projects, Revenue Bonds Series A 5.00%, due 10/15/44	3,000,000	3,318,420
	San Lorenzo Unified School District, Election 2008, Unlimited General Obligation Series B 6.00%, due 8/1/41	4,535,000	5,237,426
	Santa Ana Unified School District, Capital Appreciation-Election 2008, Unlimited General Obligation Series B, Insured: AGC (zero coupon), due 8/1/47	50,000,000	11,697,500
	Santa Clara County Financing Authority, Revenue Bonds Series Q 4.00%, due 5/15/33	5,000,000	5,244,400
	Santa Clara Valley Transportation Authority, Revenue Bonds Series A 5.00%, due 4/1/35	3,900,000	4,467,177
	Southern California Public Power Authority, Apex Power Project, Revenue Bonds Series A 5.00%, due 7/1/33	4,500,000	5,145,840
	State of California, Unlimited General Obligation
	4.00%, due 9/1/34	2,000,000	2,077,460
	6.00%, due 11/1/35	2,500,000	2,798,275
	6.25%, due 11/1/34	4,000,000	4,516,800
	Tahoe-Truckee Unified School District, Unlimited General Obligation Series B 5.00%, due 8/1/41	2,200,000	2,499,024
	Temecula Valley Unified School District, Election 2012, Unlimited General Obligation Series B, Insured: AGM 4.00%, due 8/1/45	5,000,000	5,052,800
	Twin Rivers Unified School District, Prerefunded-Cabs-Election 2006, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/32	230,000	145,415
	Twin Rivers Unified School District, Unrefunded-Cabs-Election 2006, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/32	5,120,000	2,619,802
	Victor Valley Community College District, Unrefunded-Cabs-Election 2006, Unlimited General Obligation Series A 4.00%, due 8/1/44	5,250,000	5,349,855
	Westminster School District, CABS-Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	13,900,000	2,085,000
			328,172,137
	Colorado 0.5%
	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan, Revenue Bonds 5.625%, due 6/1/43	3,280,000	3,468,206
	Denver Convention Center Hotel Authority, Revenue Bonds
	5.00%, due 12/1/30	1,305,000	1,451,865
	5.00%, due 12/1/31	1,395,000	1,543,289
	5.00%, due 12/1/32	2,500,000	2,752,750
	5.00%, due 12/1/36	1,000,000	1,084,820
	Vista Ridge Metropolitan District, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 12/1/31	1,250,000	1,395,975
			11,696,905
	Connecticut 2.8%
	City of Hartford CT, Unlimited General Obligation
	Series A 5.00%, due 4/1/28	2,500,000	2,473,500
	Series A 5.00%, due 4/1/29	1,250,000	1,294,459
	Series A, Insured: AGM 5.00%, due 4/1/32	275,000	303,059
	Series C, Insured: AGM 5.00%, due 7/15/32	7,470,000	8,073,650
	Series C, Insured: AGM 5.00%, due 7/15/34	2,500,000	2,679,675
	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Revenue Bonds Series L 5.00%, due 7/1/32	10,425,000	11,693,410
¤	State of Connecticut Special Tax, Transportation Infrastructure, Revenue Bonds
	Series A 5.00%, due 9/1/30	21,000,000	24,125,520
	Series A 5.00%, due 9/1/31	7,460,000	8,501,043
	State of Connecticut, Unlimited General Obligation Series B 5.00%, due 6/15/32	5,000,000	5,588,300
			64,732,616
	District of Columbia 1.2%
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
	5.00%, due 6/1/32	1,125,000	1,155,398
	5.00%, due 6/1/42	5,500,000	5,564,075
	District of Columbia, Gallery Place Project, Tax Allocation 5.00%, due 6/1/27	525,000	581,117
	District of Columbia, KIPP Charter School, Revenue Bonds
	6.00%, due 7/1/43	1,000,000	1,147,530
	6.00%, due 7/1/48	1,575,000	1,802,477
	Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds
	Series C, Insured: AGC 6.50%, due 10/1/41	8,000,000	10,210,400
	Series B 6.50%, due 10/1/44	7,140,000	7,906,122
			28,367,119
	Florida 2.3%
	City of Miami Beach FL Parking, Revenue Bonds
	Insured: BAM 5.00%, due 9/1/34	1,000,000	1,120,590
	Insured: BAM 5.00%, due 9/1/35	1,990,000	2,222,114
	Insured: BAM 5.00%, due 9/1/40	2,500,000	2,771,975
	City of Orlando FL, Revenue Bonds Series C, Insured: AGC 5.50%, due 11/1/38	14,000,000	14,369,180
	County of Miami-Dade FL Aviation, Miami International Airport, Revenue Bonds Series A, Insured: AGM 5.25%, due 10/1/41 (a)	10,000,000	10,490,700
	County of Miami-Dade FL Aviation, Revenue Bonds 5.00%, due 10/1/31	750,000	856,095
	County of Miami-Dade FL, Jackson Health System, Revenue Bonds Series A, Insured: BAM 5.00%, due 6/1/33	3,375,000	3,727,755
	Orange County Health Facilities Authority, Presbyterian Retirement Communities, Revenue Bonds
	5.00%, due 8/1/31	1,500,000	1,627,125
	5.00%, due 8/1/36	3,000,000	3,186,420
	5.00%, due 8/1/41	4,695,000	4,949,093
	5.00%, due 8/1/47	7,535,000	7,912,805
			53,233,852
	Georgia 0.4%
	Gainesville & Hall County Hospital Authority, Northeast Health System, Inc. Project, Revenue Bonds Series B 5.50%, due 2/15/42	8,000,000	9,356,800

	Guam 1.8%
	Antonio B Won Pat International Airport Authority, Revenue Bonds Series C, Insured: AGM 6.125%, due 10/1/43 (a)	5,000,000	5,681,800
	Guam Government, Waterworks Authority, Revenue Bonds
	5.00%, due 7/1/36	1,750,000	1,855,105
	5.00%, due 1/1/46	2,500,000	2,630,300
	Guam Power Authority, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 10/1/30	5,610,000	6,249,260
	Series A, Insured: AGM 5.00%, due 10/1/44	655,000	718,227
	Territory of Guam, Revenue Bonds
	Series A 5.00%, due 12/1/32	1,250,000	1,378,538
	Series D 5.00%, due 11/15/35	8,350,000	8,742,366
	Series A 5.125%, due 1/1/42	3,085,000	3,206,981
	Series A 5.25%, due 1/1/36	2,000,000	2,088,720
	Series A 6.50%, due 11/1/40	2,700,000	3,138,723
	Territory of Guam, Section 30, Revenue Bonds
	Series A 5.00%, due 12/1/27	2,265,000	2,568,691
	Series A 5.00%, due 12/1/34	2,290,000	2,501,802
	Series A 5.00%, due 12/1/36	1,000,000	1,084,820
			41,845,333
	Hawaii 0.1%
	State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Revenue Bonds 6.50%, due 7/1/39	3,000,000	3,263,430

	Illinois 15.1%
	Carol Stream Park District, Unlimited General Obligation Insured: BAM 5.00%, due 1/1/37	4,620,000	5,150,468
	Chicago Board of Education, School Reform, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 12/1/26	19,995,000	12,494,476
	Chicago Board of Education, Special Tax 6.00%, due 4/1/46	19,900,000	19,928,059
¤	Chicago Board of Education, Unlimited General Obligation
	Series C, Insured: AGM 5.00%, due 12/1/32	16,000,000	16,384,000
	Series A, Insured: AGM 5.50%, due 12/1/39	11,455,000	12,313,667
	Series A 5.50%, due 12/1/39	7,500,000	6,035,700
	Chicago O'Hare International Airport, Revenue Bonds Series A 5.625%, due 1/1/35	2,250,000	2,516,985
	Chicago Park District, Limited General Obligation
	Series A 5.00%, due 1/1/28	1,000,000	1,118,890
	Series A 5.00%, due 1/1/29	750,000	834,293
	Series A 5.00%, due 1/1/31	1,000,000	1,097,940
	Series A 5.00%, due 1/1/35	2,000,000	2,159,600
	Chicago Transit Authority, Second Lien, Revenue Bonds 5.00%, due 12/1/46	10,000,000	10,680,000
	City of Chicago IL Motor Fuel Tax, Revenue Bonds Insured: AGM 5.00%, due 1/1/33	4,725,000	5,004,956
	City of Chicago IL Wastewater Transmission, Revenue Bonds
	5.00%, due 1/1/28	1,000,000	1,095,270
	5.00%, due 1/1/33	2,000,000	2,140,940
	5.00%, due 1/1/39	8,420,000	8,924,105
	5.00%, due 1/1/44	14,340,000	15,162,973
	City of Chicago IL Wastewater, Revenue Bonds
	5.00%, due 11/1/27	1,000,000	1,123,240
	5.00%, due 11/1/29	1,700,000	1,883,855
	City of Chicago IL, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 1/1/26	10,000,000	10,571,500
	Series A 6.00%, due 1/1/38	15,000,000	15,043,500
	City of Country Club Hills IL, Unlimited General Obligation Insured: BAM 4.50%, due 12/1/31	455,000	471,216
	Cook County Community College District No. 508, City College of Chicago, Unlimited General Obligation Insured: BAM 5.50%, due 12/1/38	5,000,000	5,535,600
	Cook County Community High School District No. 212 Leyden, Revenue Bonds
	Series C, Insured: BAM 5.00%, due 12/1/30	3,370,000	3,738,543
	Series C, Insured: BAM 5.00%, due 12/1/31	2,610,000	2,883,606
	County of Cook IL, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 11/15/26	8,350,000	9,622,206
	County of Cook IL, Unlimited General Obligation
	Series A 5.00%, due 11/15/26	7,100,000	7,996,304
	Series A 5.00%, due 11/15/27	7,080,000	7,915,369
	Series A 5.00%, due 11/15/28	8,895,000	9,881,367
	Illinois Finance Authority, Rehab Institute of Chicago, Revenue Bonds Series A 6.00%, due 7/1/43	9,600,000	10,926,912
	Illinois Finance Authority, University of Chicago Medical Center, Revenue Bonds Series B 4.00%, due 8/15/41	25,000,000	25,164,250
	Illinois Sports Facilities Authority, Revenue Bonds Insured: AGM 5.25%, due 6/15/31	5,000,000	5,502,600
	Knox & Warren Counties, Illinois Community Unit School District No. 205 Galesburg, Unlimited General Obligation
	Series A 4.25%, due 1/1/19	240,000	251,350
	Series A 5.00%, due 1/1/20	205,000	222,702
	Metropolitan Pier & Exposition Authority, Capital Appreciation, Revenue Bonds Series A, Insured: AGM (zero coupon), due 6/15/30	14,250,000	7,652,250
	Metropolitan Pier & Exposition Authority, Capital Appreciation-McCormick, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 6/15/36	53,190,000	20,607,934
	Northern Illinois Municipal Power Agency, Revenue Bonds Series A 4.00%, due 12/1/41	5,000,000	5,007,850
	Rock Island County, Public Building Commission, Revenue Bonds
	Insured: AGM 5.00%, due 12/1/31	500,000	557,955
	Insured: AGM 5.00%, due 12/1/36	2,645,000	2,889,636
	Insured: AGM 5.00%, due 12/1/41	3,360,000	3,650,707
	Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds
	Series B, Insured: BAM 5.00%, due 4/1/26	1,175,000	1,320,958
	Series B, Insured: BAM 5.00%, due 4/1/29	1,620,000	1,794,587
	Series B, Insured: BAM 5.00%, due 4/1/30	1,000,000	1,101,600
	Southwestern Illinois Development Authority, Local Government Program, Revenue Bonds Series B, Insured: BAM 4.00%, due 10/15/40	5,500,000	5,483,005
	State of Illinois, Unlimited General Obligation
	Insured: BAM 4.00%, due 6/1/41	14,150,000	13,533,343
	5.00%, due 2/1/29	8,000,000	8,192,880
	United City of Yorkville, Special Tax Insured: AGM 5.00%, due 3/1/32	3,790,000	4,210,273
	Village of Bellwood IL, Unlimited General Obligation Insured: AGM 5.00%, due 12/1/29	1,500,000	1,688,430
	Village of Crestwood IL, Alternative Revenue Source, Unlimited General Obligation
	Series B, Insured: BAM 5.00%, due 12/15/29	750,000	817,785
	Series B, Insured: BAM 5.00%, due 12/15/30	850,000	923,508
	Series B, Insured: BAM 5.00%, due 12/15/31	955,000	1,033,902
	Village of Oswego IL, Unlimited General Obligation 5.00%, due 12/15/33	7,670,000	8,609,115
	Village of Rosemont IL, Corporate Purpose, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 12/1/40	8,090,000	8,553,072
	Series A, Insured: AGM 5.00%, due 12/1/46	8,000,000	8,431,600
			347,836,832
	Indiana 0.5%
	Indiana Finance Authority, Educational Facilities-Butler University, Revenue Bonds
	Series B 5.00%, due 2/1/24	2,100,000	2,355,885
	Series B 5.00%, due 2/1/25	2,210,000	2,462,824
	Series A 5.00%, due 2/1/25	2,215,000	2,468,396
	Series B 5.00%, due 2/1/26	2,320,000	2,569,516
	Indianapolis, Indiana Public Improvement Bond Bank, Prerefunded-Waterworks Project, Revenue Bonds Series A, Insured: AGC 5.50%, due 1/1/38	215,000	232,764
	Indianapolis, Indiana Public Improvement Bond Bank, Unrefunded-Waterworks Project, Revenue Bonds Series A, Insured: AGC 5.50%, due 1/1/38	885,000	954,251
			11,043,636
	Iowa 0.1%
	City of Coralville IA, Certificate of Participation
	Series E 4.00%, due 6/1/21	545,000	575,678
	Series E 4.00%, due 6/1/22	1,405,000	1,483,146
	Series E 4.00%, due 6/1/23	1,320,000	1,394,039
			3,452,863
	Kansas 0.6%
	City of Hutchinson KS, Hutchinson Regional Medical Center, Inc., Revenue Bonds
	5.00%, due 12/1/26	565,000	613,641
	5.00%, due 12/1/28	410,000	440,422
	5.00%, due 12/1/30	500,000	529,100
	5.00%, due 12/1/36	1,150,000	1,189,663
	University of Kansas Hospital Authority, Revenue Bonds
	5.00%, due 9/1/33	2,500,000	2,803,450
	5.00%, due 9/1/34	5,000,000	5,579,250
	5.00%, due 9/1/35	2,800,000	3,113,376
			14,268,902
	Kentucky 0.1%
	City of Ashland KY, King's Daughters Medical Center Project, Revenue Bonds
	Series A 4.00%, due 2/1/21	1,070,000	1,133,515
	Series A 5.00%, due 2/1/23	1,525,000	1,700,101
			2,833,616
	Louisiana 0.7%
	City of New Orleans LA, Sewerage Service Revenue, Revenue Bonds 5.00%, due 6/1/40	2,745,000	2,982,360
	Jefferson Parish, Louisiana Hospital Service District No. 1, West Jefferson Medical Center, Revenue Bonds Series A, Insured: AGM 6.00%, due 1/1/39	3,695,000	4,312,841
	Louisiana Local Government Environmental Facilities & Community Development Authority, McNeese State University Student Parking Co., Revenue Bonds
	Insured: AGM 4.00%, due 3/1/22	335,000	360,343
	Insured: AGM 4.00%, due 3/1/23	350,000	372,852
	Louisiana Public Facilities Authority, Loyola University, Revenue Bonds 5.25%, due 10/1/30	2,930,000	3,413,274
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds 5.00%, due 5/15/34	2,030,000	2,207,442
	Louisiana Stadium & Exposition District, Revenue Bonds Series A 5.00%, due 7/1/30	1,650,000	1,818,498
			15,467,610
	Maryland 0.2%
	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Revenue Bonds 5.00%, due 7/1/39	3,600,000	3,908,304

	Massachusetts 1.1%
	Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
	5.00%, due 10/1/30	1,200,000	1,292,472
	5.00%, due 10/1/31	1,200,000	1,287,492
	5.00%, due 10/1/32	1,240,000	1,325,300
	5.00%, due 10/1/33	1,500,000	1,597,035
	5.00%, due 10/1/34	2,170,000	2,301,502
	Massachusetts Development Finance Agency, WGBH Educational Foundation, Revenue Bonds
	4.00%, due 1/1/32	1,645,000	1,721,229
	4.00%, due 1/1/33	1,000,000	1,040,610
	Massachusetts Educational Financing Authority, Revenue Bonds
	Series B 5.70%, due 1/1/31 (a)	1,315,000	1,384,800
	Series I 6.00%, due 1/1/28	1,520,000	1,601,867
	Massachusetts Health & Educational Facilities Authority, Suffolk University, Revenue Bonds
	Series A 6.00%, due 7/1/24	2,000,000	2,193,760
	Series A 6.25%, due 7/1/30	6,400,000	7,032,896
	Metropolitan Boston Transit Parking Corp., Revenue Bonds 5.25%, due 7/1/36	2,000,000	2,242,400
			25,021,363
	Michigan 4.3%
	City of Detroit MI Sewage Disposal System, Revenue Bonds Senior Lien - Series A 5.25%, due 7/1/39	14,150,000	15,274,783
	City of Detroit MI Sewage Disposal System, Senior Lien, Revenue Bonds
	Series A, Insured: NATL-RE 5.25%, due 7/1/20	2,000,000	2,034,120
	Series C-1, Insured: AGM 7.00%, due 7/1/27	5,000,000	5,595,650
	City of Detroit MI Water Supply System, Revenue Bonds Senior Lien - Series A 5.25%, due 7/1/41	5,000,000	5,331,850
	City of Detroit MI Water Supply System, Senior Lien, Revenue Bonds Series A 5.75%, due 7/1/37	5,550,000	6,033,072
	County of Wayne MI, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	2,500,000	2,519,625
	Detroit City School District, Improvement School Building & Site, Unlimited General Obligation
	Series A, Insured: Q-SBLF 5.00%, due 5/1/26	750,000	819,157
	Series A, Insured: Q-SBLF 5.00%, due 5/1/27	7,500,000	8,162,475
	Series A, Insured: Q-SBLF 5.00%, due 5/1/29	3,620,000	3,905,220
	Series A, Insured: Q-SBLF 5.00%, due 5/1/33	4,535,000	4,833,766
	Lincoln Consolidated School District, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 5/1/25	1,030,000	1,194,779
	Series A, Insured: AGM 5.00%, due 5/1/26	1,300,000	1,514,721
	Series A, Insured: AGM 5.00%, due 5/1/27	3,985,000	4,609,410
	Series A, Insured: AGM 5.00%, due 5/1/28	2,030,000	2,332,754
	Series A, Insured: AGM 5.00%, due 5/1/30	1,455,000	1,649,068
	Series A, Insured: AGM 5.00%, due 5/1/40	1,500,000	1,656,435
	Livonia Public School District, Unlimited General Obligation Insured: AGM 5.00%, due 5/1/40	2,115,000	2,333,839
	Michigan Finance Authority Revenue, Local Government Loan Program, Revenue Bonds
	Insured: AGM 5.00%, due 7/1/28	500,000	564,095
	5.00%, due 7/1/33	500,000	552,335
	5.00%, due 7/1/34	500,000	550,045
	Insured: AGM 5.00%, due 7/1/35	2,000,000	2,201,280
	Insured: NATL-RE 5.00%, due 7/1/36	7,400,000	8,063,854
	Michigan Finance Authority, Detroit School District, Revenue Bonds 5.50%, due 6/1/21	4,355,000	4,554,459
	Michigan Finance Authority, Great Lakes Water, Revenue Bonds
	Insured: NATL-RE 5.00%, due 7/1/32	2,500,000	2,760,200
	Insured: AGM 5.00%, due 7/1/33	3,000,000	3,314,310
	Senior Lien—Series C-1 5.00%, due 7/1/44	2,500,000	2,656,875
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds Series A 6.00%, due 6/1/34	250,000	242,260
	Saginaw City School District, Unlimited General Obligation
	Insured: Q-SBLF 5.00%, due 5/1/29	260,000	296,834
	Insured: Q-SBLF 5.00%, due 5/1/30	350,000	396,683
	Insured: Q-SBLF 5.00%, due 5/1/31	750,000	846,855
	Insured: Q-SBLF 5.00%, due 5/1/34	250,000	278,983
	Insured: Q-SBLF 5.00%, due 5/1/35	350,000	389,116
	Insured: Q-SBLF 5.00%, due 5/1/36	425,000	471,436
			97,940,344
	Mississippi 0.3%
	Mississippi Business Finance Corp., Gulf Power Co., Revenue Bonds 0.68%, due 11/1/42 (a)(b)	5,800,000	5,800,000

	Missouri 1.4%
	City of Kansas MO, Improvement Downtown Arena Project, Revenue Bonds Series E 5.00%, due 4/1/40	10,055,000	11,080,308
	Joplin Industrial Development Authority, Freeman Health System, Revenue Bonds 5.00%, due 2/15/35	605,000	646,763
	Missouri Health & Educational Facilities Authority, SSM Health Care, Revenue Bonds Series A 5.00%, due 6/1/30	4,000,000	4,487,040
	Missouri Health & Educational Facilities Authority, St. Louis University, Revenue Bonds Series A 5.00%, due 10/1/38	5,930,000	6,665,202
	Missouri Health & Educational Facilities Authority, St. Lukes Health System, Inc., Revenue Bonds
	5.00%, due 11/15/30	5,000,000	5,641,950
	5.00%, due 11/15/31	2,300,000	2,575,333
			31,096,596
	Montana 0.3%
	Montana Facilities Finance Authority, Revenue Bonds
	5.00%, due 2/15/30	1,790,000	2,054,401
	5.00%, due 2/15/31	1,500,000	1,710,870
	5.00%, due 2/15/32	775,000	879,703
	5.00%, due 2/15/33	1,320,000	1,492,339
	5.00%, due 2/15/34	1,200,000	1,349,088
			7,486,401
	Nebraska 1.6%
¤	Central Plains Energy, Project No. 3, Revenue Bonds
	5.00%, due 9/1/32	5,190,000	5,589,786
	5.00%, due 9/1/42	13,420,000	14,250,698
	5.25%, due 9/1/37	15,535,000	16,861,533
			36,702,017
	New Hampshire 0.3%
	City of Manchester NH, General Airport, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/26	1,800,000	1,982,412
	New Hampshire Health & Education Facilities Authority, Southern University, Revenue Bonds
	5.00%, due 1/1/31	905,000	1,017,772
	5.00%, due 1/1/32	950,000	1,064,494
	5.00%, due 1/1/33	1,000,000	1,115,640
	5.00%, due 1/1/34	1,050,000	1,166,319
	5.00%, due 1/1/35	1,100,000	1,217,425
			7,564,062
	New Jersey 3.6%
	Atlantic County Improvement Authority, Stockton University-Atlantic City, Revenue Bonds
	Series A, Insured: AGM 4.00%, due 7/1/35	1,000,000	1,008,580
	Series A, Insured: AGM 4.00%, due 7/1/36	1,645,000	1,656,531
	Series A, Insured: AGM 5.00%, due 7/1/31	2,670,000	3,000,252
	Series A, Insured: AGM 5.00%, due 7/1/32	1,305,000	1,459,734
	Series A, Insured: AGM 5.00%, due 7/1/33	1,395,000	1,553,305
	Series A, Insured: AGM 5.00%, due 7/1/34	1,855,000	2,057,677
	New Brunswick Parking Authority, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 9/1/28	5,880,000	6,874,308
	Series A, Insured: BAM 5.00%, due 9/1/29	2,370,000	2,755,741
	Series A, Insured: BAM 5.00%, due 9/1/30	4,605,000	5,340,695
	Series A, Insured: BAM 5.00%, due 9/1/31	6,780,000	7,822,561
	New Jersey Building Authority, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 6/15/25	3,350,000	3,763,323
	Series A, Insured: BAM 5.00%, due 6/15/28	3,000,000	3,345,960
	New Jersey Economic Development Authority, MSU Student Housing Project, Revenue Bonds 5.375%, due 6/1/25	4,500,000	4,871,880
	New Jersey Economic Development Authority, Revenue Bonds
	5.00%, due 1/1/28 (a)	1,000,000	1,095,270
	5.50%, due 1/1/26 (a)	1,000,000	1,129,090
	New Jersey Educational Facilities Authority, Stockton University, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 7/1/29	1,500,000	1,683,615
	Series A, Insured: BAM 5.00%, due 7/1/30	5,000,000	5,609,950
	Series A, Insured: BAM 5.00%, due 7/1/31	3,000,000	3,348,060
	New Jersey Health Care Facilities Financing Authority, Hackensack University Medical Center, Revenue Bonds Insured: AGC 5.25%, due 1/1/31	1,510,000	1,553,488
	New Jersey Higher Education Student Assistance Authority, Revenue Bonds Series 1 5.50%, due 12/1/26 (a)	2,960,000	3,218,586
	New Jersey Higher Education Student Assistance Authority, Student Loan, Revenue Bonds Series A, Insured: AGC 6.125%, due 6/1/30 (a)	2,355,000	2,450,919
	New Jersey Transportation Trust Fund Authority, Revenue Bonds Series C, Insured: AGM (zero coupon), due 12/15/34	30,000,000	12,773,400
	Newark Housing Authority, Revenue Bonds
	Insured: AGM 4.00%, due 12/1/27	500,000	521,720
	Insured: AGM 4.00%, due 12/1/29	250,000	256,417
	Insured: AGM 4.00%, due 12/1/30	250,000	254,712
	Insured: AGM 4.00%, due 12/1/31	225,000	228,101
	Insured: AGM 5.00%, due 12/1/28	750,000	844,485
	Insured: AGM 5.00%, due 12/1/38	1,740,000	1,902,429
	Newark Housing Authority, South Ward Police Facility, Revenue Bonds Insured: AGC 6.75%, due 12/1/38	1,050,000	1,207,437
			83,588,226
	New Mexico 0.1%
	City of Farmington NM, Revenue Bonds 5.90%, due 6/1/40	2,000,000	2,218,480

	New York 12.9%
	Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds
	Insured: AGM 5.00%, due 12/15/19	975,000	1,063,852
	Insured: AGM 5.00%, due 12/15/20	1,025,000	1,142,537
	Insured: AGM 5.00%, due 12/15/21	1,075,000	1,216,879
	Insured: AGM 5.00%, due 12/15/22	740,000	849,372
	City of New York, Unlimited General Obligation Series H-5 0.84%, due 3/1/34 (b)	10,085,000	10,085,000
	County of Nassau NY, Limited General Obligation
	Series C 5.00%, due 4/1/32	4,135,000	4,739,785
	Series C 5.00%, due 4/1/37	6,625,000	7,376,209
	Series C 5.00%, due 4/1/38	6,965,000	7,748,980
	Long Island Power Authority, Electric System, Revenue Bonds Series A, Insured: BAM 5.00%, due 9/1/44	10,000,000	11,160,500
	Long Island Power Authority, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 9/1/39	10,000,000	11,196,100
	Series A 5.00%, due 9/1/44	3,470,000	3,809,088
	Series B 5.00%, due 9/1/45	8,970,000	9,903,867
	Metropolitan Transportation Authority, Green, Revenue Bonds Series B-1 5.00%, due 11/15/36	4,500,000	5,196,375
	Metropolitan Transportation Authority, Revenue Bonds Series F 5.00%, due 11/15/35	1,500,000	1,690,665
	New York City Transitional Finance Authority, Building Aid, Revenue Bonds
	Series S-1 5.00%, due 7/15/33	6,060,000	6,884,524
	Series S-1 5.00%, due 7/15/36	10,000,000	11,270,300
	Series S-1 5.00%, due 7/15/43	11,880,000	13,385,671
¤	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
	Series 2A 0.84%, due 11/1/22 (b)	7,815,000	7,815,000
	Series B-1 5.00%, due 8/1/32	10,000,000	11,500,900
	Subseries A-1 5.00%, due 5/1/33	10,000,000	11,578,400
	Series A-1 5.00%, due 8/1/36	5,100,000	5,790,642
	Series E-1 5.00%, due 2/1/41	2,500,000	2,809,775
	New York City Water & Sewer System, Revenue Bonds Series AA-3 0.84%, due 6/15/32 (b)	2,000,000	2,000,000
	New York Counties Tobacco Trust VI, Tobacco Settlement Pass Through, Revenue Bonds Series A-2B 5.00%, due 6/1/45	2,755,000	2,921,622
	New York Liberty Development Corp., Bank of America, Revenue Bonds Class 3 6.375%, due 7/15/49	5,000,000	5,456,000
	New York Liberty Development Corp., Revenue Bonds 5.00%, due 12/15/41	12,315,000	13,499,334
	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	5.00%, due 11/15/31	5,000,000	5,575,250
	5.75%, due 11/15/51	11,500,000	13,105,170
	New York State Dormitory Authority, New York Univerisity, Revenue Bonds Series A 5.00%, due 7/1/35	6,610,000	7,481,661
	New York State Dormitory Authority, Revenue Bonds Series E 5.00%, due 3/15/34	4,190,000	4,812,089
	New York State Housing Finance Agency, 505 West 37th Street, Revenue Bonds Series A 0.66%, due 5/1/42 (b)	6,000,000	6,000,000
	New York State Urban Development Corp., Revenue Bonds
	Series A 5.00%, due 3/15/30	12,350,000	14,454,193
	Series A 5.00%, due 3/15/34	12,750,000	14,672,572
¤	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
	Insured: AGM 4.00%, due 7/1/31 (a)	10,925,000	11,001,475
	Series A, Insured: AGM 4.00%, due 7/1/35 (a)	6,500,000	6,432,920
	Series A, Insured: AGM 4.00%, due 7/1/36 (a)	16,240,000	15,980,810
	Rensselaer City School District, Certificates of Participation
	Insured: AGM 5.00%, due 6/1/22	1,590,000	1,798,672
	Insured: AGM 5.00%, due 6/1/24	1,750,000	2,018,397
	Insured: AGM 5.00%, due 6/1/26	1,060,000	1,236,437
	Insured: AGM 5.00%, due 6/1/27	1,000,000	1,160,920
	Insured: AGM 5.00%, due 6/1/30	1,880,000	2,139,308
	Insured: AGM 5.00%, due 6/1/32	2,000,000	2,243,800
	Syracuse Industrial Development Agency, Carousel Center Project, Revenue Bonds
	5.00%, due 1/1/29 (a)	1,615,000	1,792,602
	5.00%, due 1/1/30 (a)	2,100,000	2,334,318
	TSASC, Inc., Revenue Bonds
	Series A 5.00%, due 6/1/32	2,000,000	2,203,420
	Series A 5.00%, due 6/1/34	5,000,000	5,463,850
	Series A 5.00%, due 6/1/35	2,865,000	3,125,428
			297,124,669
	North Carolina 0.3%
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Revenue Bonds Series A 5.00%, due 1/15/31	2,050,000	2,246,718
	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Revenue Bonds 5.25%, due 6/1/25	1,000,000	1,100,620
	North Carolina Turnpike Authority, Revenue Bonds Series A, Insured: AGC 5.75%, due 1/1/39	3,000,000	3,200,490
			6,547,828
	North Dakota 0.2%
	City of Grand Forks ND, Altra Health System, Revenue Bonds 5.00%, due 12/1/35	4,050,000	4,291,907

	Ohio 1.7%
	American Municipal Power, Inc., Prairie Energy Campus, Revenue Bonds Series A, Insured: BAM 5.25%, due 2/15/30	15,000,000	17,000,250
	City of Cleveland, OH, Airport System, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/30	3,000,000	3,283,800
	City of Cleveland, OH, Revenue Bonds Series A-2 5.00%, due 10/1/37	1,500,000	1,686,735
	Clermont County Port Authority, W. Clermont Local School District Project, Revenue Bonds
	Insured: BAM 5.00%, due 12/1/31	650,000	733,512
	Insured: BAM 5.00%, due 12/1/32	2,200,000	2,471,898
	Insured: BAM 5.00%, due 12/1/33	1,335,000	1,494,586
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds 6.00%, due 11/15/25	1,980,000	2,212,986
	County of Hamilton OH, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,000,000	2,229,000
	North Olmsted City School District, Unlimited General Obligation Series A 5.00%, due 12/1/40	7,250,000	8,101,585
			39,214,352
	Oklahoma 1.1%
	Garfield County Educational Facilities Authority, Enid Public Schools Project, Revenue Bonds
	Series A 5.00%, due 9/1/26	1,800,000	2,113,704
	Series A 5.00%, due 9/1/27	1,890,000	2,208,465
	Series A 5.00%, due 9/1/28	5,000,000	5,798,750
	Series A 5.00%, due 9/1/29	4,620,000	5,322,148
	Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
	5.00%, due 9/1/28	3,200,000	3,637,152
	5.00%, due 9/1/29	2,370,000	2,677,839
	Oklahoma State Municipal Power Authority, Revenue Bonds
	Series A 5.00%, due 1/1/29	250,000	288,225
	Series A 5.00%, due 1/1/30	900,000	1,030,041
	Series A 5.00%, due 1/1/32	805,000	911,936
	Series A 5.00%, due 1/1/34	650,000	729,931
	Tulsa Airports Improvement Trust, Revenue Bonds Series D, Insured: BAM 5.00%, due 6/1/28	500,000	533,825
			25,252,016
	Pennsylvania 3.8%
	City of Philadelphia PA, Unlimited General Obligation 6.50%, due 8/1/41	5,125,000	6,014,393
	County of Lancaster PA, Unlimited General Obligation
	Series A, Insured: BAM 4.00%, due 5/1/30	500,000	527,010
	Series A, Insured: BAM 4.00%, due 5/1/31	420,000	439,942
	Montgomery County Industrial Development Authority, Revenue Bonds 5.25%, due 8/1/33	175,000	197,923
	Pennsylvania Economic Development Financing Authority, Capitol Region Parking System, Revenue Bonds Series B 6.00%, due 7/1/53	4,600,000	5,408,588
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
	Series AT-1, Insured: BAM 5.00%, due 6/15/26	4,270,000	5,095,348
	Series AT-1, Insured: BAM 5.00%, due 6/15/27	7,500,000	8,786,100
	Pennsylvania Turnpike Commission, Revenue Bonds
	Series C 5.00%, due 12/1/43	10,125,000	11,195,921
	Series B, Insured: BAM 5.25%, due 12/1/44	5,000,000	5,642,200
	Series B 5.75%, due 6/1/39	4,000,000	4,416,960
	Philadelphia Gas Works, 1998 General Ordinance, Revenue Bonds
	Series 14T 5.00%, due 10/1/31	2,300,000	2,572,757
	Series 14T 5.00%, due 10/1/32	1,280,000	1,420,723
	State Public School Building Authority, Philadelphia Community College, Revenue Bonds Insured: BAM 5.00%, due 6/15/28	5,505,000	6,224,393
	State Public School Building Authority, Philadelphia School District, Revenue Bonds Series A, Insured: AGM 5.00%, due 6/1/31	27,000,000	29,648,160
			87,590,418
	Puerto Rico 6.9%
¤	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Series A, Insured: AGM 4.00%, due 7/1/22	470,000	472,491
	Series A, Insured: AGC 5.00%, due 7/1/27	150,000	150,241
	Series A-4, Insured: AGM 5.00%, due 7/1/31	3,750,000	3,793,687
	Series A, Insured: AGM 5.00%, due 7/1/35	15,000,000	15,255,450
	Insured: AGM 5.25%, due 7/1/20	1,245,000	1,314,546
	Series A, Insured: NATL-RE 5.25%, due 7/1/21	440,000	440,700
	Series A, Insured: AGM 5.25%, due 7/1/24	1,220,000	1,261,163
	Series C, Insured: AGM 5.375%, due 7/1/28	700,000	701,316
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	550,000	576,433
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	4,295,000	4,552,185
	Series A, Insured: NATL-RE 5.50%, due 7/1/21	1,855,000	1,967,339
	Series C, Insured: AGM 5.75%, due 7/1/37	1,020,000	1,021,928
	Series C-7, Insured: NATL-RE 6.00%, due 7/1/27	2,490,000	2,573,465
	Commonwealth of Puerto Rico, Unlimited General Obligation Series A, Insured: AGC 5.00%, due 7/1/26	375,000	378,630
	Commonwealth of Puerto Rico, Unrefunded, Unlimited General Obligation
	Insured: AGC 5.00%, due 7/1/34	145,000	145,186
	Insured: AGC 5.25%, due 7/1/32	500,000	500,800
	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
	Series A, Insured: AGC 5.00%, due 7/1/28	3,675,000	3,762,208
	Senior Lien - Series A, Insured: AGC 5.125%, due 7/1/47	8,670,000	8,847,041
	Series A, Insured: AGC 6.125%, due 7/1/24	1,000,000	1,075,170
	Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/36	1,110,000	1,110,233
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series UU, Insured: AGC 4.25%, due 7/1/27	1,375,000	1,380,472
	Series NN, Insured: NATL-RE 4.75%, due 7/1/33	405,000	405,158
	Series TT, Insured: AGM 5.00%, due 7/1/18	380,000	384,442
	Series RR, Insured: NATL-RE 5.00%, due 7/1/21	1,080,000	1,092,550
	Series RR, Insured: NATL-RE 5.00%, due 7/1/22	1,135,000	1,148,189
	Series UU, Insured: AGM 5.00%, due 7/1/23	2,155,000	2,174,244
	Series SS, Insured: NATL-RE 5.00%, due 7/1/23	825,000	834,586
	Series PP, Insured: NATL-RE 5.00%, due 7/1/23	1,105,000	1,106,635
	Series PP, Insured: NATL-RE 5.00%, due 7/1/24	2,785,000	2,788,788
	Series UU, Insured: AGM 5.00%, due 7/1/24	4,335,000	4,369,897
	Series UU, Insured: AGC 5.00%, due 7/1/26	570,000	574,543
	Series TT, Insured: AGM 5.00%, due 7/1/27	500,000	503,945
	Series RR, Insured: AGC 5.00%, due 7/1/28	1,135,000	1,148,189
	Series SS, Insured: AGM 5.00%, due 7/1/30	300,000	303,486
	Series VV, Insured: NATL-RE 5.25%, due 7/1/26	510,000	541,492
	Series VV, Insured: NATL-RE 5.25%, due 7/1/32	2,000,000	2,099,400
¤	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series D, Insured: AGM 5.00%, due 7/1/27	2,240,000	2,262,490
	Series J, Insured: NATL-RE 5.00%, due 7/1/29	650,000	650,442
	Series L, Insured: NATL-RE 5.25%, due 7/1/24	1,755,000	1,863,283
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	5,525,000	5,787,272
	Series CC, Insured: AGM 5.25%, due 7/1/33	1,185,000	1,285,891
	Series N, Insured: NATL-RE 5.25%, due 7/1/33	4,995,000	5,213,381
	Series N, Insured: AGC 5.25%, due 7/1/34	3,310,000	3,582,347
	Series CC, Insured: AGM 5.25%, due 7/1/36	1,575,000	1,692,810
	Series N, Insured: AGC 5.25%, due 7/1/36	17,455,000	18,760,634
	Series E, Insured: AGM 5.50%, due 7/1/21	520,000	558,017
	Series N, Insured: AGM 5.50%, due 7/1/26	405,000	450,247
	Series N, Insured: AGM 5.50%, due 7/1/29	10,000,000	11,185,700
	Series CC, Insured: AGC 5.50%, due 7/1/31	915,000	1,020,536
	Puerto Rico Municipal Finance Agency, Revenue Bonds
	Series A, Insured: AGM 4.75%, due 8/1/22	710,000	719,436
	Series A, Insured: AGM 5.00%, due 8/1/21	100,000	101,449
	Series A, Insured: AGM 5.00%, due 8/1/30	1,445,000	1,465,938
	Series C, Insured: AGM 5.25%, due 8/1/19	965,000	1,012,401
	Series C, Insured: AGC 5.25%, due 8/1/20	210,000	221,936
	Series C, Insured: AGC 5.25%, due 8/1/23	175,000	186,485
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
	Series F, Insured: NATL-RE 5.25%, due 7/1/23	220,000	232,993
	Series K, Insured: AGM 5.25%, due 7/1/27	245,000	251,924
	Series M-3, Insured: NATL-RE 6.00%, due 7/1/26	300,000	310,689
	Series M-3, Insured: NATL-RE 6.00%, due 7/1/27	7,465,000	7,715,227
	Puerto Rico Sales Tax Financing Corp., Capital Appreciation, Revenue Bonds Series A, Insured: AMBAC (zero coupon), due 8/1/54	700,000	90,321
	Puerto Rico Sales Tax Financing Corp., Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 8/1/45	59,430,000	11,553,786
	Series A, Insured: AGM 5.00%, due 8/1/40	5,030,000	5,138,044
	Series C, Insured: AGM 5.125%, due 8/1/42	3,605,000	3,707,779
			157,777,686
	Rhode Island 1.9%
	Providence Public Buildings Authority, Revenue Bonds Series A, Insured: AGM 5.875%, due 6/15/26	1,565,000	1,743,269
	Rhode Island Commerce Corp., Revenue Bonds Series B 5.00%, due 6/15/29	12,800,000	14,778,880
	Rhode Island Health & Educational Building Corp., Hospital Financing-Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/26	5,000,000	5,641,100
	Tobacco Settlement Financing Corp., Revenue Bonds Series A 5.00%, due 6/1/35	20,000,000	20,985,000
			43,148,249
	South Carolina 1.0%
	Greenwood Fifty Schools Facilities Inc., School District No. 50, Revenue Bonds Insured: BAM 5.00%, due 12/1/26	2,225,000	2,601,604
	Piedmont Municipal Power Agency, Revenue Bonds Series C, Insured: AGC 5.75%, due 1/1/34	10,345,000	11,749,437
	South Carolina Jobs-Economic Development Authority, Palmetto Health, Revenue Bonds
	Series A 5.00%, due 8/1/19	420,000	453,209
	Series A 5.25%, due 8/1/30	2,955,000	3,178,309
	South Carolina State Public Service Authority, Santee Cooper Project, Revenue Bonds Series C 5.00%, due 12/1/36	3,310,000	3,632,229
	Sumter Two School Facilities Inc., Sumter School District Project, Revenue Bonds Insured: BAM 5.00%, due 12/1/27	1,100,000	1,258,235
			22,873,023
	South Dakota 0.1%
	Harrisburg School District No. 41-2, Unlimited General Obligation 5.00%, due 7/15/33	1,370,000	1,487,889

	Tennessee 1.1%
	City of Memphis, TN, Unlimited General Obligation Series C, Insured: BAM 5.00%, due 4/1/45	3,660,000	4,078,777
	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Revenue Bonds
	6.00%, due 7/1/38	3,605,000	3,931,577
	Series A 6.50%, due 7/1/38	6,500,000	7,197,710
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center, Revenue Bonds Series A 5.00%, due 7/1/46	10,000,000	10,884,300
			26,092,364
	Texas 6.4%
	Central Texas Turnpike System, Revenue Bonds
	Series C 5.00%, due 8/15/34	5,000,000	5,446,300
	Series B 5.00%, due 8/15/37	1,445,000	1,589,529
	City of Donna TX, Tax & Toll Bridge, Limited General Obligation Insured: BAM 5.00%, due 2/15/30	1,035,000	1,163,195
	City of Houston TX, Unrefunded, Revenue Bonds Series B 5.00%, due 9/1/31	285,000	285,812
	Clifton Higher Education Finance Corp., Idea Public Schools, Revenue Bonds
	Series A 4.00%, due 8/15/30	1,100,000	1,156,122
	Series A 4.00%, due 8/15/31	500,000	520,945
	Series A 4.00%, due 8/15/32	1,300,000	1,346,969
	Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Revenue Bonds 5.00%, due 7/1/38	4,280,000	4,729,657
	Harris County-Houston Sports Authority, Revenue Bonds Senior Lien—Series A, Insured: AGM (zero coupon), due 11/15/40	17,115,000	5,463,108
	Houston Higher Education Finance Corp., Prerefunded-Cosmos Foundation, Inc., Revenue Bonds 6.50%, due 5/15/31	565,000	679,825
	North Harris County Regional Water Authority, Senior Lien, Revenue Bonds Insured: BAM 5.00%, due 12/15/32	3,215,000	3,606,555
¤	North Texas Tollway Authority, Revenue Bonds
	Series A 5.00%, due 1/1/34	1,400,000	1,556,338
	Series A 5.00%, due 1/1/35	2,950,000	3,268,629
	Series A, Insured: BAM 5.00%, due 1/1/38	9,500,000	10,623,850
	Series B 5.00%, due 1/1/40	22,140,000	24,498,353
	North Texas Tollway Authority, Special Projects System, Revenue Bonds
	Series A 5.50%, due 9/1/41	6,695,000	7,624,868
	Series A 6.00%, due 9/1/41	3,500,000	4,086,740
	Port Arthur Independent School District, Unlimited General Obligation
	Series E 5.00%, due 2/15/26	1,520,000	1,802,917
	Series E 5.00%, due 2/15/27	1,600,000	1,908,016
	Series E 5.00%, due 2/15/28	1,675,000	1,978,912
	Series E 5.00%, due 2/15/29	1,765,000	2,065,915
	Series E 5.00%, due 2/15/30	1,855,000	2,152,412
	Series E 5.00%, due 2/15/31	1,950,000	2,246,946
	Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
	Series A 5.00%, due 11/15/23	1,245,000	1,437,888
	Series A 5.00%, due 11/15/24	1,305,000	1,518,759
	Series A 5.00%, due 11/15/25	1,370,000	1,597,817
	Series A 5.00%, due 11/15/26	1,440,000	1,676,045
	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
	5.00%, due 12/15/30	17,100,000	18,337,527
	5.00%, due 12/15/31	4,575,000	4,883,675
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien, LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	5,000,000	5,726,300
	7.50%, due 6/30/32	4,095,000	4,770,921
	7.50%, due 6/30/33	5,500,000	6,386,985
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility, Revenue Bonds 6.875%, due 12/31/39	7,965,000	9,015,982
	Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
	Insured: BAM 4.00%, due 5/1/31	1,000,000	1,013,090
	Insured: BAM 4.00%, due 5/1/32	1,295,000	1,303,910
	Texas Public Finance Authority, Southern University Financing System, Revenue Bonds Insured: BAM 5.00%, due 11/1/20	155,000	171,475
	Viridian Municipal Management District, Unlimited General Obligation Insured: BAM 6.00%, due 12/1/32	500,000	610,640
			148,252,927
	U.S. Virgin Islands 2.4%
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
	Series A 5.00%, due 10/1/32	5,100,000	3,664,299
	Series A 6.625%, due 10/1/29	6,960,000	5,415,367
	Series A 6.75%, due 10/1/37	5,000,000	3,868,750
¤	Virgin Islands Public Finance Authority, Revenue Bonds
	5.00%, due 9/1/30 (c)	5,000,000	5,420,550
	Series C 5.00%, due 10/1/30	18,500,000	13,940,305
	Series A, Insured: AGM 5.00%, due 10/1/32	15,440,000	16,127,543
	Series C, Insured: AGM 5.00%, due 10/1/39	5,800,000	6,058,564
			54,495,378
	Utah 0.9%
	City of Herriman Utah, Towne Centre Assessment Area, Special Assessment 5.00%, due 11/1/29	55,000	56,149
	County of Utah UT, IHC Health Services, Inc., Revenue Bonds Series B 4.00%, due 5/15/47	20,000,000	20,251,600
			20,307,749
	Virginia 0.7%
	Chesapeake Bay Bridge & Tunnel District, Revenue Bonds Insured: AGM 5.00%, due 7/1/41	14,250,000	15,818,925

	Washington 0.1%
	Central Puget Sound Regional Transit Authority, Revenue Bonds Series S-1 5.00%, due 11/1/46	2,000,000	2,564,860

	Wisconsin 0.8%
	Wisconsin Center District, Junior Dedicated, Revenue Bonds
	Series A 5.00%, due 12/15/31	3,665,000	3,972,603
	Series A 5.00%, due 12/15/32	2,850,000	3,079,739
	Wisconsin State Health & Educational Facilities Authority, Medical College of Wisconsin, Revenue Bonds 5.00%, due 12/1/41	10,300,000	11,530,232
			18,582,574
	Wyoming 0.0%‡
	West Park Hospital District, Revenue Bonds Series A 6.375%, due 6/1/26	1,000,000	1,125,780
	Total Investments (Cost $2,272,888,051) (d)	97.6%	2,246,787,188
	Other Assets, Less Liabilities	2.4	54,443,817
	Net Assets	100.0%	$2,301,231,005

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest issuers held, as of January 31, 2017. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2017.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	As of January 31, 2017, cost was $2,273,052,046 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$40,486,273
Gross unrealized depreciation.	(66,751,131)
Net unrealized depreciation	$(26,264,858)

As of January 31, 2017, the Fund held the following futures contracts[1]:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(2,105)	March 2017	$(262,006,719)	$883,205
United States Treasury Long Bond	(600)	March 2017	(90,506,250)	973,590
			$(352,512,969)	$1,856,795

1.	As of January 31, 2017, cash in the amount of $5,692,250 was on deposit with a broker for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2017.

The following abbreviations are used in the preceding pages:
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.
Q-SBLF	—Qualified School Board Loan Fund

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$2,246,787,188	$—	$2,246,787,188
Total Investments in Securities	—	2,246,787,188	—	2,246,787,188
Other Financial Instruments
Futures Contracts (b)	1,856,795	—	—	1,856,795
Total Investments in Securities and Other Financial Instruments	$1,856,795	$2,246,787,188	$—	$2,248,643,983

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Unconstrained Bond Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 90.6%†
	Asset-Backed Securities 0.3%
	Home Equity 0.2%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.816%, due 10/25/36 (a)		$153,786	$150,722
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.826%, due 5/25/37 (a)		142,764	104,097
	First NLC Trust Series 2007-1, Class A1 0.826%, due 8/25/37 (a)(b)		367,553	203,851
	GSAA Home Equity Trust Series 2006-14, Class A1 0.806%, due 9/25/36 (a)		751,276	388,210
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.886%, due 4/25/37 (a)		50,805	50,382
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.856%, due 4/25/37 (a)		3,487	2,437
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 0.856%, due 3/25/47 (a)		142,225	82,285
	MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 0.806%, due 11/25/36 (a)		96,411	44,311
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.856%, due 9/25/36 (a)		343,992	166,551
	Series 2006-HE8, Class A2B 0.856%, due 10/25/36 (a)		175,480	97,807
	Series 2007-HE4, Class A2A 0.866%, due 2/25/37 (a)		92,746	39,819
	Series 2007-NC2, Class A2FP 0.906%, due 2/25/37 (a)		351,106	209,114
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (c)		890,975	424,801
	Securitized Asset-Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.846%, due 5/25/37 (a)		408,758	282,183
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.836%, due 6/25/37 (a)		356,340	236,773
	Series 2006-EQ2, Class A2 0.866%, due 1/25/37 (a)		220,545	158,063
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.866%, due 9/25/37 (a)		925,139	435,065
				3,076,471
	Student Loans 0.1%
	KeyCorp Student Loan Trust Series 2000-A, Class A2 1.145%, due 5/25/29 (a)		775,413	749,512

	Total Asset-Backed Securities (Cost $5,100,166)			3,825,983

	Corporate Bonds 71.8%
	Advertising 0.2%
	Lamar Media Corp. 5.375%, due 1/15/24		2,695,000	2,809,538

	Aerospace & Defense 0.9%
	Moog, Inc. 5.25%, due 12/1/22 (b)		5,505,000	5,615,100
	Orbital ATK, Inc.
	5.25%, due 10/1/21 (d)		2,250,000	2,334,375
	5.50%, due 10/1/23		4,045,000	4,206,800
				12,156,275
	Agriculture 0.5%
	Cargill, Inc. 6.00%, due 11/27/17 (b)		6,390,000	6,613,567

	Airlines 1.4%
	Continental Airlines, Inc.
	Series 2007-1, Class A 5.983%, due 10/19/23		2,934,806	3,220,979
	Series 2003-ERJ1 7.875%, due 1/2/20		111,603	116,067
	Series 2005-ERJ1 9.798%, due 10/1/22		383,095	424,757
	Delta Air Lines, Inc. Series 2011-1, Class A, Pass Through Trust 5.30%, due 10/15/20		847,990	894,629
	U.S. Airways Group, Inc.
	Series 2012-1, Class A, Pass Through Trust 5.90%, due 4/1/26		2,237,004	2,477,482
	Series 2010-1, Class A, Pass Through Trust 6.25%, due 10/22/24		6,610,487	7,337,640
	United Airlines, Inc. Series 2014-2, Class B, Pass Through Trust 4.625%, due 3/3/24		5,592,644	5,676,534
				20,148,088
	Auto Manufacturers 1.4%
	Daimler Finance North America LLC 2.30%, due 1/6/20 (b)		6,950,000	6,965,617
	Ford Holdings LLC 9.30%, due 3/1/30		93,000	129,070
	Ford Motor Co.
	7.45%, due 7/16/31		39,000	48,826
	8.90%, due 1/15/32		3,009,000	3,986,880
	General Motors Financial Co., Inc. 3.45%, due 4/10/22		8,590,000	8,561,292
				19,691,685
	Auto Parts & Equipment 1.3%
	Goodyear Tire & Rubber Co. (The) 5.00%, due 5/31/26		2,000,000	2,015,000
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (b)		6,490,000	6,617,204
	ZF North America Capital, Inc. 4.50%, due 4/29/22 (b)		9,440,000	9,687,800
				18,320,004
	Banks 11.1%
¤	Bank of America Corp.
	3.248%, due 10/21/27		5,170,000	4,880,604
	3.30%, due 1/11/23		510,000	510,917
	4.25%, due 10/22/26		7,260,000	7,311,560
	5.125%, due 12/29/49 (a)		4,990,000	4,996,237
	5.625%, due 7/1/20		1,720,000	1,890,005
	6.11%, due 1/29/37		2,807,000	3,263,811
	6.30%, due 12/29/49 (a)		3,570,000	3,819,900
	7.625%, due 6/1/19		420,000	470,296
	8.57%, due 11/15/24		1,645,000	2,062,809
	Bank of New York Mellon Corp. (The) 4.625%, due 12/29/49 (a)		5,050,000	4,799,015
	Barclays Bank PLC 5.14%, due 10/14/20		8,037,000	8,544,368
	Capital One Financial Corp.
	4.20%, due 10/29/25		800,000	801,862
	5.55%, due 12/29/49 (a)(d)		4,375,000	4,461,975
¤	Citigroup, Inc. 6.30%, due 12/29/49 (a)		10,800,000	11,029,500
	Citizens Financial Group, Inc. 4.15%, due 9/28/22 (b)		2,270,000	2,309,695
¤	Goldman Sachs Group, Inc. (The)
	2.35%, due 11/15/21		12,990,000	12,651,701
	3.625%, due 1/22/23		7,257,000	7,403,483
	JPMorgan Chase & Co. 6.125%, due 12/29/49 (a)		7,595,000	7,830,825
¤	Morgan Stanley
	3.625%, due 1/20/27		1,275,000	1,255,619
	4.875%, due 11/1/22		4,287,000	4,597,083
	5.00%, due 11/24/25		2,465,000	2,617,970
	5.45%, due 7/29/49 (a)		11,425,000	11,596,375
	Royal Bank of Canada 2.50%, due 1/19/21		5,565,000	5,588,117
	Royal Bank of Scotland Group PLC 5.125%, due 5/28/24		8,746,000	8,720,418
	Toronto-Dominion Bank (The) 1.80%, due 7/13/21		6,995,000	6,771,552
	US Bancorp 2.20%, due 4/25/19		3,410,000	3,439,994
	US Bank N.A.
	1.40%, due 4/26/19		3,730,000	3,695,632
	2.00%, due 1/24/20		3,205,000	3,207,372
¤	Wells Fargo & Co.
	4.65%, due 11/4/44		825,000	826,374
	5.606%, due 1/15/44		5,375,000	6,141,776
	5.90%, due 12/29/49 (a)		5,835,000	5,999,547
	Wells Fargo Capital X 5.95%, due 12/1/86		1,490,000	1,570,087
				155,066,479
	Beverages 2.2%
¤	Anheuser-Busch InBev Worldwide, Inc. 1.375%, due 7/15/17		11,494,000	11,498,414
	Constellation Brands, Inc. 4.75%, due 11/15/24		6,765,000	7,227,726
	Dr Pepper Snapple Group, Inc. 3.20%, due 11/15/21		4,768,000	4,884,730
	PepsiCo, Inc. 1.35%, due 10/4/19		7,170,000	7,118,082
				30,728,952
	Building Materials 0.8%
	Masco Corp. 7.125%, due 3/15/20		2,250,000	2,563,267
	Standard Industries, Inc. 5.375%, due 11/15/24 (b)		8,400,000	8,662,500
				11,225,767
	Chemicals 1.5%
	Air Liquide Finance S.A.
	1.375%, due 9/27/19 (b)		4,135,000	4,070,726
	1.75%, due 9/27/21 (b)		2,785,000	2,686,940
	Ashland LLC 4.75%, due 8/15/22		2,970,000	3,036,825
	Dow Chemical Co. (The) 8.55%, due 5/15/19		693,000	792,229
	Huntsman International LLC 5.125%, due 4/15/21	EUR	3,275,000	3,853,544
	WR Grace & Co. 5.125%, due 10/1/21 (b)		$6,410,000	6,722,488
				21,162,752
	Commercial Services 0.4%
	Service Corporation International 5.375%, due 1/15/22		1,835,000	1,908,400
	United Rentals North America, Inc. 4.625%, due 7/15/23		3,370,000	3,441,613
				5,350,013
	Computers 0.3%
	International Business Machines Corp. 1.90%, due 1/27/20		4,500,000	4,501,566

	Diversified Financial Services 0.6%
	GE Capital International Funding Co. 2.342%, due 11/15/20		6,800,000	6,817,891
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (b)		1,690,000	1,664,525
				8,482,416
	Electric 2.9%
	CMS Energy Corp.
	3.875%, due 3/1/24		3,818,000	3,947,377
	6.25%, due 2/1/20		1,980,000	2,198,360
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (b)		7,758,000	8,478,866
	Great Plains Energy, Inc.
	4.85%, due 6/1/21		5,200,000	5,566,543
	5.292%, due 6/15/22 (c)		663,000	719,854
	IPALCO Enterprises, Inc. 3.45%, due 7/15/20		8,560,000	8,731,200
	MidAmerican Energy Co. 3.10%, due 5/1/27		6,000,000	5,987,466
	WEC Energy Group, Inc. 6.25%, due 5/15/67 (a)		5,495,000	4,931,762
				40,561,428
	Electronics 0.5%
	Honeywell International, Inc. 1.40%, due 10/30/19		7,840,000	7,780,980

	Engineering & Construction 0.5%
	SBA Communications Corp. 4.875%, due 7/15/22		6,561,000	6,651,214

	Entertainment 0.5%
	Isle of Capri Casinos, Inc.
	5.875%, due 3/15/21		485,000	501,393
	8.875%, due 6/15/20 (d)		5,815,000	6,069,406
				6,570,799
	Environmental Controls 0.3%
	Waste Management, Inc. 2.40%, due 5/15/23		3,880,000	3,780,656

	Finance - Auto Loans 0.5%
	Ally Financial, Inc. 8.00%, due 11/1/31		5,610,000	6,661,875

	Finance - Commercial 0.4%
	CIT Group, Inc. 6.625%, due 4/1/18 (b)		5,100,000	5,357,550

	Finance - Consumer Loans 1.0%
	Navient Corp. 8.00%, due 3/25/20		740,000	795,500
	OneMain Financial Holdings LLC 7.25%, due 12/15/21 (b)		4,745,000	4,845,831
	Springleaf Finance Corp.
	6.00%, due 6/1/20		3,100,000	3,115,500
	7.75%, due 10/1/21		4,850,000	5,056,125
				13,812,956
	Finance - Credit Card 0.2%
	Capital One Bank USA N.A. 3.375%, due 2/15/23		3,000,000	3,000,579

	Finance - Investment Banker/Broker 0.1%
	Jefferies Group LLC 6.45%, due 6/8/27		1,100,000	1,216,912

	Finance - Leasing Companies 0.7%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	3.50%, due 5/26/22		4,430,000	4,421,406
	4.50%, due 5/15/21		1,465,000	1,526,237
	Air Lease Corp. 2.125%, due 1/15/20		3,275,000	3,234,717
				9,182,360
	Food 3.3%
	J.M. Smucker Co. (The) 1.75%, due 3/15/18		5,645,000	5,654,890
	Kerry Group Financial Services 3.20%, due 4/9/23 (b)		4,595,000	4,497,687
	Kroger Co. (The) 1.50%, due 9/30/19		4,130,000	4,071,540
	Mondelez International Holdings Netherlands B.V.
	1.625%, due 10/28/19 (b)		4,500,000	4,431,537
	2.00%, due 10/28/21 (b)		4,885,000	4,698,759
	Premier Foods Finance PLC 6.50%, due 3/15/21 (b)	GBP	4,500,000	5,576,082
	Smithfield Foods, Inc.
	2.70%, due 1/31/20 (b)		$2,675,000	2,684,817
	3.35%, due 2/1/22 (b)		2,490,000	2,503,396
	TreeHouse Foods, Inc. 4.875%, due 3/15/22 (d)		6,125,000	6,308,750
	Tyson Foods, Inc. 3.95%, due 8/15/24		5,450,000	5,540,040
				45,967,498
	Forest Products & Paper 0.3%
	Domtar Corp. 10.75%, due 6/1/17		308,000	316,564
	Georgia-Pacific LLC 8.00%, due 1/15/24		2,945,000	3,735,249
	International Paper Co. 7.30%, due 11/15/39		693,000	900,346
				4,952,159
	Gas 0.4%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.50%, due 5/20/25		2,825,000	2,895,625
	5.625%, due 5/20/24		2,708,000	2,809,550
				5,705,175
	Health Care - Products 0.3%
	Stryker Corp. 2.625%, due 3/15/21		2,179,000	2,187,274
	Zimmer Biomet Holdings, Inc. 2.70%, due 4/1/20		1,895,000	1,905,451
				4,092,725
	Health Care - Services 1.1%
	Fresenius Medical Care U.S. Finance II, Inc. 6.50%, due 9/15/18 (b)		2,500,000	2,650,000
	Tenet Healthcare Corp. 4.463%, due 6/15/20 (a)		6,250,000	6,328,125
	UnitedHealth Group, Inc. 1.40%, due 10/15/17		6,643,000	6,646,973
				15,625,098
	Home Builders 4.6%
	CalAtlantic Group, Inc.
	6.25%, due 12/15/21		2,875,000	3,126,562
	8.375%, due 1/15/21 (d)		4,560,000	5,312,400
	D.R. Horton, Inc.
	3.75%, due 3/1/19		2,750,000	2,815,313
	5.75%, due 8/15/23		4,250,000	4,717,202
	KB Home
	7.25%, due 6/15/18		3,300,000	3,498,000
	8.00%, due 3/15/20		2,250,000	2,500,313
	Lennar Corp.
	4.50%, due 6/15/19		5,800,000	6,014,600
	4.50%, due 11/15/19		4,740,000	4,917,750
	MDC Holdings, Inc.
	5.50%, due 1/15/24		7,025,000	7,218,187
	5.625%, due 2/1/20		1,608,000	1,712,520
	Meritage Homes Corp. 7.00%, due 4/1/22		7,800,000	8,580,000
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		5,750,000	6,253,125
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24 (d)		6,950,000	7,193,250
				63,859,222
	Insurance 4.7%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)		8,525,000	9,739,812
	Chubb Corp. (The) 6.375%, due 3/29/67 (a)		9,873,000	9,631,112
	Jackson National Life Global Funding 2.20%, due 1/30/20 (b)		2,830,000	2,824,920
	Liberty Mutual Group, Inc.
	6.50%, due 3/15/35 (b)		870,000	1,046,604
	7.80%, due 3/7/87 (b)		7,453,000	8,515,053
	10.75%, due 6/15/88 (a)(b)		938,000	1,425,760
	Lincoln National Corp. 3.264%, due 5/17/66 (a)		3,537,000	3,024,135
	Oil Insurance, Ltd. 3.98%, due 12/30/65 (a)(b)		8,452,000	7,078,550
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (b)		1,150,000	1,391,608
	Protective Life Corp. 8.45%, due 10/15/39		3,621,000	4,902,088
	Provident Cos., Inc. 7.25%, due 3/15/28		5,460,000	6,445,907
	Validus Holdings, Ltd. 8.875%, due 1/26/40		3,168,000	4,395,077
	Voya Financial, Inc. 3.65%, due 6/15/26		1,240,000	1,213,516
	XLIT, Ltd. 6.50%, due 10/29/49 (a)		4,116,000	3,467,730
				65,101,872
	Internet 1.3%
	Amazon.com, Inc. 1.20%, due 11/29/17		6,364,000	6,363,644
	eBay, Inc. 1.35%, due 7/15/17		4,640,000	4,640,241
	Priceline Group, Inc. (The) 3.60%, due 6/1/26		6,700,000	6,698,332
				17,702,217
	Investment Management/Advisory Services 0.6%
	Scottish Widows PLC Series Reg S 5.50%, due 6/16/23	GBP	6,500,000	8,809,159

	Iron & Steel 2.1%
	AK Steel Corp. 7.625%, due 10/1/21		$9,410,000	9,798,162
	ArcelorMittal 7.25%, due 2/25/22		5,425,000	6,116,688
	Cliffs Natural Resources, Inc. 5.90%, due 3/15/20		1,140,000	1,134,300
	Steel Dynamics, Inc. 5.25%, due 4/15/23		7,666,000	7,982,222
	Vale Overseas, Ltd. 6.25%, due 8/10/26		4,330,000	4,654,750
				29,686,122
	Leisure Time 0.5%
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18		6,115,000	6,466,613

	Lodging 0.5%
	Marriott International, Inc.
	6.75%, due 5/15/18		946,000	1,004,119
	7.15%, due 12/1/19		2,341,000	2,640,924
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, due 3/1/25 (b)		3,600,000	3,609,000
				7,254,043
	Machinery - Diversified 0.2%
	Zebra Technologies Corp. 7.25%, due 10/15/22		2,975,000	3,205,563

	Media 0.7%
	DISH DBS Corp. 4.25%, due 4/1/18		3,350,000	3,417,000
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		1,087,000	1,364,311
	Virgin Media Secured Finance PLC 5.50%, due 1/15/25 (b)		5,000,000	5,125,000
				9,906,311
	Metal Fabricate & Hardware 0.1%
	Novelis Corp. 6.25%, due 8/15/24 (b)		940,000	989,350

	Mining 0.3%
	Aleris International, Inc. 7.875%, due 11/1/20		2,000	2,042
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (b)		3,935,000	4,564,600
				4,566,642
	Miscellaneous - Manufacturing 1.2%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (b)		7,860,000	7,879,650
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(b)		11,250,000	8,353,125
				16,232,775
	Oil & Gas 3.8%
	Anadarko Petroleum Corp. (zero coupon), due 10/10/36		19,735,000	8,165,356
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (b)		9,000,000	9,315,000
	Hilcorp Energy I, L.P. / Hilcorp Finance Co. 5.00%, due 12/1/24 (b)		6,710,000	6,609,350
	Murphy Oil USA, Inc. 6.00%, due 8/15/23		8,818,000	9,236,855
	QEP Resources, Inc. 5.375%, due 10/1/22		3,350,000	3,383,500
	SM Energy Co.
	5.00%, due 1/15/24 (d)		1,970,000	1,876,425
	6.125%, due 11/15/22		2,295,000	2,369,588
¤	Tesoro Corp. 5.125%, due 4/1/24		11,050,000	11,464,375
				52,420,449
	Oil & Gas Services 0.2%
	CGG S.A. 6.50%, due 6/1/21		5,778,000	2,571,210

	Packaging & Containers 2.1%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (b)		4,720,000	4,902,900
	Crown European Holdings S.A. 4.00%, due 7/15/22 (b)	EUR	7,700,000	9,137,129
	Kloeckner Pentaplast of America, Inc. 7.125%, due 11/1/20 (b)		3,175,000	3,580,788
	MeadWestvaco Corp. 7.375%, due 9/1/19		$1,800,000	2,016,684
	Reynolds Group Issuer, Inc. 5.75%, due 10/15/20		925,000	952,362
	Sealed Air Corp.
	4.875%, due 12/1/22 (b)		5,070,000	5,228,437
	5.50%, due 9/15/25 (b)		3,315,000	3,497,325
				29,315,625
	Pharmaceuticals 0.9%
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. 6.00%, due 7/15/23 (b)		3,865,000	3,294,913
	Pfizer, Inc. 1.20%, due 6/1/18		9,540,000	9,525,604
				12,820,517
	Pipelines 1.5%
	Kinder Morgan, Inc.
	5.625%, due 11/15/23 (b)		2,449,000	2,708,065
	7.75%, due 1/15/32		2,035,000	2,540,303
	Plains All American Pipeline, L.P. / PAA Finance Corp. 4.70%, due 6/15/44		4,150,000	3,729,439
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.25%, due 5/1/23 (d)		3,725,000	3,818,125
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.875%, due 10/1/20		3,810,000	3,929,062
	6.125%, due 10/15/21		3,500,000	3,661,875
				20,386,869
	Real Estate Investment Trusts 0.9%
	Crown Castle International Corp. 5.25%, due 1/15/23		2,625,000	2,851,538
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23		472,000	469,640
	Iron Mountain Europe PLC 6.125%, due 9/15/22 (b)	GBP	3,475,000	4,658,321
	Iron Mountain, Inc. 5.75%, due 8/15/24 (d)		$4,125,000	4,186,875
	Ventas Realty, L.P. / Ventas Capital Corp. 2.70%, due 4/1/20		1,000	1,008
				12,167,382
	Retail 3.3%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, due 5/20/22		1,942,000	2,036,672
	Brinker International, Inc. 2.60%, due 5/15/18		1,875,000	1,870,312
	CVS Pass-Through Trust 5.789%, due 1/10/26 (b)(e)		60,620	66,618
	Dollar Tree, Inc. 5.75%, due 3/1/23		4,825,000	5,109,675
	QVC, Inc. 4.85%, due 4/1/24		6,500,000	6,539,351
	Signet UK Finance PLC 4.70%, due 6/15/24		8,635,000	8,347,714
	Starbucks Corp. 2.45%, due 6/15/26		4,279,000	4,065,803
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 5.50%, due 6/1/24		8,550,000	8,721,000
	TJX Cos., Inc. (The) 2.25%, due 9/15/26		10,505,000	9,628,400
				46,385,545
	Semiconductors 1.3%
	NXP B.V. / NXP Funding LLC
	4.125%, due 6/1/21 (b)		6,300,000	6,504,120
	4.625%, due 6/15/22 (b)		2,960,000	3,115,400
	Sensata Technologies B.V. 5.00%, due 10/1/25 (b)		8,700,000	8,695,650
				18,315,170
	Software 1.0%
	First Data Corp.
	6.75%, due 11/1/20 (b)		647,000	668,836
	7.00%, due 12/1/23 (b)		755,000	800,678
¤	Microsoft Corp.
	1.10%, due 8/8/19		6,040,000	5,950,475
	1.85%, due 2/6/20		6,190,000	6,191,263
				13,611,252
	Special Purpose Entity 0.3%
	Protective Life Global Funding 1.555%, due 9/13/19 (b)		4,200,000	4,134,543

	Telecommunications 3.5%
	AT&T, Inc. 3.20%, due 3/1/22		5,840,000	5,835,562
	CenturyLink, Inc. 5.80%, due 3/15/22		8,000,000	8,227,520
	Hughes Satellite Systems Corp. 6.50%, due 6/15/19		2,250,000	2,418,750
	Sprint Capital Corp. 8.75%, due 3/15/32 (d)		1,060,000	1,216,350
	Sprint Communications, Inc. 7.00%, due 8/15/20		1,800,000	1,926,000
	Sprint Corp. 7.875%, due 9/15/23		1,650,000	1,802,625
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, due 3/20/23 (b)		8,558,000	8,568,697
	T-Mobile USA, Inc.
	6.00%, due 3/1/23		3,000,000	3,172,500
	6.125%, due 1/15/22 (d)		4,525,000	4,785,188
	Telefonica Emisiones SAU 5.462%, due 2/16/21		1,000	1,091
	Verizon Communications, Inc. 5.15%, due 9/15/23		3,573,000	3,945,671
	ViaSat, Inc. 6.875%, due 6/15/20		7,340,000	7,541,850
				49,441,804
	Transportation 0.1%
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (b)		992,000	993,240

	Trucking & Leasing 0.5%
	Aviation Capital Group 2.875%, due 1/20/22 (b)		6,795,000	6,745,070

	Total Corporate Bonds (Cost $1,005,405,933)			1,000,265,631

	Foreign Bonds 0.2%
	Belgium 0.1%
	Belfius Financing Co. 1.103%, due 2/9/17 (a)	GBP	2,000,000	2,503,419

	United Kingdom 0.1%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21		449,000	719,549

	Total Foreign Bonds (Cost $4,008,454)			3,222,968

	Loan Assignments 17.5% (f)
	Advertising 1.8%
	Outdoor Media Capital LLC Term Loan B 3.028%, due 2/1/21		$7,878,750	7,886,960
¤	USAGM HoldCo LLC
	2015 Term Loan 4.763%, due 7/28/22		8,662,500	8,684,156
	2015 2nd Lien Term Loan 9.539%, due 7/28/23		8,750,000	8,903,125
				25,474,241
	Auto Manufacturers 0.3%
	Navistar International Corp. Term Loan B 6.50%, due 8/7/20		4,436,325	4,491,779

	Auto Parts & Equipment 1.2%
	Allison Transmission, Inc. New Term Loan B3 3.276%, due 9/23/22		4,141,816	4,178,574
	MPG Holdco I, Inc. 2015 Term Loan B 3.75%, due 10/20/21		1,049,681	1,051,285
	TI Group Automotive Systems LLC 2015 USD Term Loan 3.526%, due 6/30/22		10,936,563	10,984,410
				16,214,269
	Building Materials 1.4%
	Forterra, Inc. Term Loan B 4.50%, due 10/25/23		7,162,050	7,231,436
¤	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 4.017%, due 11/15/23		11,700,000	11,833,719
				19,065,155
	Chemicals 0.2%
	Axalta Coating Systems U.S. Holdings, Inc. Term Loan B1 3.498%, due 2/1/23		3,392,622	3,429,578

	Commercial Services 1.3%
	KAR Auction Services, Inc. Term Loan B2 4.188%, due 3/11/21		8,680,436	8,731,069
	Neff Rental LLC 2nd Lien Term Loan 7.543%, due 6/9/21		8,810,928	8,777,888
				17,508,957
	Containers, Packaging & Glass 1.0%
	Milacron LLC
	Amended Term Loan B TBD, due 6/20/23		4,920,000	4,944,600
	Term Loan B 4.25%, due 9/28/20		6,602,740	6,602,740
	Reynolds Group Holdings, Inc. 2016 USD Term Loan 4.25%, due 2/5/23		2,817,938	2,824,396
				14,371,736
	Electric 0.1%
	Calpine Corp. Term Loan B5 3.75%, due 1/15/24		1,970,000	1,976,978

	Electrical Components & Equipment 0.2%
	Electro Rent Corp. 1st Lien Term Loan TBD, due 1/19/24		3,340,000	3,348,350

	Entertainment 0.2%
	Mohegan Tribal Gaming Authority 2016 Term Loan B 5.50%, due 9/28/23		2,992,500	3,014,010

	Environmental Controls 0.9%
	Advanced Disposal Services, Inc. Term Loan B3 3.50%, due 11/10/23		5,920,000	5,973,653
	GFL Environmental, Inc. USD Term Loan B 3.75%, due 9/29/23		5,985,000	5,994,977
				11,968,630
	Food Services 0.3%
	Aramark Services, Inc. USD Term Loan F 3.498%, due 2/24/21		4,869,812	4,903,292

	Health Care - Products 0.6%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		7,329,342	7,268,648
	Sterigenics-Nordion Holdings LLC 2015 Term Loan B 4.25%, due 5/15/22		987,500	989,351
				8,257,999
	Health Care - Services 0.9%
	Inventiv Health, Inc. 2016 Term Loan B 4.75%, due 11/9/23		7,190,000	7,237,504
	MPH Acquisition Holdings LLC 2016 Term Loan B 5.00%, due 6/7/23		4,871,758	4,935,700
				12,173,204
	Household Products & Wares 1.1%
	KIK Custom Products, Inc. 2015 Term Loan B 5.50%, due 8/26/22		7,653,125	7,710,523
	Prestige Brands, Inc. Term Loan B4 TBD, due 1/26/24		7,180,317	7,245,393
				14,955,916
	Iron & Steel 0.6%
	Signode Industrial Group U.S., Inc. USD Term Loan B 4.00%, due 5/1/21		7,785,642	7,868,365

	Lodging 0.8%
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20		377,431	379,385
	Hilton Worldwide Finance LLC
	Term Loan B2 3.271%, due 10/25/23		9,917,832	10,006,160
	Term Loan B1 3.50%, due 10/26/20		729,458	734,799
				11,120,344
	Machinery - Construction & Mining 0.2%
	Terex Corp. 2014 USD Term Loan 3.748%, due 8/13/21		2,541,500	2,541,500

	Machinery - Diversified 0.6%
	Husky Injection Molding Systems, Ltd. 1st Lien Term Loan 4.25%, due 6/30/21		8,511,504	8,555,126

	Media 0.9%
	Charter Communications Operating LLC Term Loan F 3.02%, due 1/3/21		8,765,740	8,775,479
	Virgin Media Investment Holdings, Ltd. USD Term Loan I 3.517%, due 1/31/25		4,100,000	4,121,783
				12,897,262
	Miscellaneous - Manufacturing 0.4%
	Gates Global, Inc. Term Loan B 4.25%, due 7/6/21		5,592,148	5,575,544

	Oil & Gas 0.3%
	CITGO Petroleum Corp. New Term Loan B 4.50%, due 7/29/21		4,270,266	4,276,672

	Real Estate 0.4%
	Realogy Corp. 2016 Term Loan B 3.026%, due 7/20/22		4,903,859	4,916,119

	Retail 0.2%
	Pilot Travel Centers LLC 2016 Term Loan B 3.528%, due 5/25/23		2,772,053	2,778,486

	Software 0.3%
	First Data Corp. 2016 USD Term Loan 3.775%, due 3/24/21		3,968,688	3,987,912

	Telecommunications 1.3%
	Level 3 Financing, Inc. 2015 Term Loan B2 3.513%, due 5/31/22		9,000,000	9,063,747
	SBA Senior Finance II LLC Term Loan B1 3.03%, due 3/24/21		8,811,420	8,837,123
				17,900,870
	Total Loan Assignments (Cost $241,571,589)			243,572,294

	Mortgage-Backed Securities 0.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.0%‡
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.986%, due 12/25/36 (a)(b)		32,352	27,819
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 3.079%, due 7/25/36 (g)		116,619	114,906
				142,725
	Residential Mortgages (Collateralized Mortgage Obligations) 0.8%
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		72,192	70,390
	Japan Finance Organization for Municipalities Series Reg S 1.375%, due 2/5/18		10,610,000	10,555,645
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.633%, due 11/25/36 (g)		128,658	114,715
				10,740,750
	Whole Loan Collateral (Collateralized Mortgage Obligation) 0.0%‡
	Banc of America Commercial Mortgage Trust Series 2005-J, Class 1A1 3.297%, due 11/25/35 (g)		160,038	143,587

	Total Mortgage-Backed Securities (Cost $11,053,618)			11,027,062

	U.S. Government 0.0%‡
	United States Treasury Note 0.0%
	2.125%, due 8/15/21		70,000	70,771

	Total U.S. Government (Cost $71,048)			70,771
	Total Long-Term Bonds (Cost $1,267,210,808)			1,261,984,709

		Shares
	Common Stock 0.0%‡
	Media 0.0%‡
	ION Media Networks, Inc. (e)(h)(i)		22	11,778

	Total Common Stock (Cost $34)			11,778

			Principal Amount
	Short-Term Investment 8.9%
	Repurchase Agreement 8.9%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $124,387,538 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 6/30/20, with a Principal Amount of $126,665,000 and a Market Value of $126,876,911)		$124,387,434	124,387,434
	Total Short-Term Investment (Cost $124,387,434)			124,387,434
	Total Investments, Before Investments Sold Short (Cost $1,391,598,276) (j)		99.5%	1,386,383,921

	Long-Term Bonds Sold Short (1.1)%
	Corporate Bonds Sold Short (1.1%)
	Oil & Gas (1.1%)
	Noble Energy, Inc.
	3.90%, due 11/15/24		(12,115,000)	(12,287,227)
	4.15%, due 12/15/21		(3,000,000)	(3,141,732)
				(15,428,959)
	Total Investments Sold Short (Proceeds $13,539,922)		(1.1)%	(15,428,959)
	Total Investments, Net of Investments Sold Short (Cost $1,378,058,354)		98.4	1,370,954,962
	Other Assets, Less Liabilities		1.6	21,853,186
	Net Assets		100.0%	$1,392,808,148

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2017.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of January 31, 2017.
(d)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2017, the total market value of these securities was $78,396, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2017.
(g)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2017.
(h)	Illiquid security - As of January 31, 2017, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $11,778, which represented less than one-tenth of a percent of the Fund's net assets.
(i)	Restricted security.
(j)	As of January 31, 2017, cost was $1,391,686,237 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$19,525,524
Gross unrealized depreciation	(24,827,840)
Net unrealized depreciation	$(5,302,316)

As of January 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(1,890)	March 2017	$(409,746,095)	$263,621
10-Year United States Treasury Note	543	March 2017	67,586,531	(251,087)
Euro-Bund	(373)	March 2017	65,282,197	442,359
United States Treasury Long Bond	(181)	March 2017	(27,302,719)	220,124
			$(429,936,773)	$675,017

1.	As of January 31, 2017, cash in the amount of $1,413,231 was on deposit with a broker for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2017.

As of January 31, 2017, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	2/1/17	JPMorgan Chase Bank N.A.	EUR	15,675,000	$16,744,035	$177,124
Pound Sterling vs. U.S. Dollar	2/1/17	JPMorgan Chase Bank N.A.	GBP	21,891,000	27,516,987	21,876

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Euro vs. U.S. Dollar	2/1/17	JPMorgan Chase Bank N.A.	EUR	15,675,000	17,240,885	319,727
Euro vs. U.S. Dollar	5/2/17	JPMorgan Chase Bank N.A.	EUR	15,994,000	17,158,363	(178,009)
Pound Sterling vs. U.S. Dollar	2/1/17	JPMorgan Chase Bank N.A.	GBP	21,891,000	26,836,912	(701,951)
Pound Sterling vs. U.S. Dollar	5/2/17	JPMorgan Chase Bank N.A.	GBP	21,734,000	27,380,711	(17,807)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(379,040)

As of January 31, 2017, the Fund held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation / (Depreciation)
$125,000,000	USD	4/29/2017	Fixed 0.786%	3-Month USD-LIBOR	$—	$73,977	$73,977
$350,000,000	USD	5/6/2017	Fixed 0.861%	3-Month USD-LIBOR	—	159,957	159,957
$273,000,000	USD	7/8/2017	Fixed 0.877%	3-Month USD-LIBOR	—	241,570	241,570
$250,000,000	USD	10/8/2017	Fixed 0.730%	3-Month USD-LIBOR	—	728,223	728,223
$250,000,000	USD	10/16/2017	Fixed 0.695%	3-Month USD-LIBOR	—	821,145	821,145
$400,000,000	USD	2/16/2018	Fixed 0.670%	3-Month USD-LIBOR	26,119	2,404,580	2,378,461
$725,000,000	USD	7/22/2018	Fixed 0.937%	3-Month USD-LIBOR	38,410	4,518,591	4,480,181
					$64,529	$8,948,043	$8,883,514

Open OTC credit default swap agreements as of January 31, 2017 were as follows:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection	Notional Amount (000)	(Pay)/Receive Fixed Rate	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation / (Depreciation)
Staples, Inc. 2.75%, 1/12/18	Credit Suisse First Boston	6/20/2019	Buy	$7,000	1.00%	$232,556	$64,429	$(296,985)

1.	As of January 31, 2017, cash in the amount of $3,586,027 was on deposit with a broker for centrally cleared swap agreements.
2.	Buy—Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell—Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3.	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
4.	The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.
5.	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at January 31, 2017.

The following abbreviations are used in the preceding pages:
EUR	—Euro
GBP	—British Pound Sterling
TBD	—To be determined

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$3,825,983	$—	$3,825,983
Corporate Bonds	—	1,000,265,631	—	1,000,265,631
Foreign Bonds	—	3,222,968	—	3,222,968
Loan Assignments (b)	—	225,743,898	17,828,396	243,572,294
Mortgage-Backed Securities	—	11,027,062	—	11,027,062
U.S. Government	—	70,771	—	70,771
Total Long-Term Bonds	—	1,244,156,313	17,828,396	1,261,984,709
Common Stock (c)	—	—	11,778	11,778
Short-Term Investment
Repurchase Agreement	—	124,387,434	—	124,387,434
Total Investments in Securities	—	1,368,543,747	17,840,174	1,386,383,921
Other Financial Instruments
Foreign Currency Forward Contract (d)	—	518,727	—	518,727
Futures Contracts (d)	926,104	—	—	926,104
Interest Rate Swap Contracts (d)	—	8,883,514	—	8,883,514
Total Other Financial Instruments	926,104	9,402,241	—	10,328,345
Total Investments in Securities and Other Financial Instruments	$926,104	$1,377,945,988	$17,840,174	$1,396,712,266

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(15,428,959)	$—	$(15,428,959)
Total Long-Term Bonds Sold Short	—	(15,428,959)	—	(15,428,959)
Other Financial Instruments
Foreign Currency Forward Contract (d)	—	(897,767)	—	(897,767)
Futures Contracts (d)	(251,087)	—	—	(251,087)
Credit Default Swap Contracts (d)	—	(296,985)	—	(296,985)
Total Other Financial Instruments	(251,087)	(1,194,752)	—	(1,445,839)
Total Investments in Securities Sold Short and Other Financial Instruments	$(251,087)	$(16,623,711)	$—	$(16,874,798)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	Includes $8,684,156, $6,602,740 and $2,541,500 of Level 3 securities held in Advertising, Containers, Packaging & Glass, Machinery—Construction & Mining, respectively, within the Loan Assignments section of the Portfolio of Investments.

(c)	The Level 3 security valued at $11,778 is held in Media within the Common Stocks section of the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2017 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security or other asset is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds' own assumptions about the assumptions that market participants would use in measuring the fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of January 31, 2017, the aggregate value by input level of each Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark yields	• Reported trades
• Broker dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of the security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination there under would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2017, there were no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of January 31, 2017, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Funds' net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of January 31, 2017, no foreign equity securities held by a Fund were fair valued in such a manner.

Investments in Underlying Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Funds are valued using policies consistent with those used by the Underlying Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Securities held by the Money Market Fund are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of each Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

Asset Class	Fair Value at 1/31/17*	Valuation Technique	Unobservable Inputs	Range
Convertible Bond (1)	$47,624,512	Market Approach	Estimated Enterprise Value	$520.9m - $604.0m
			Discount Rates	15.26% - 19.12%

Corporate Bonds (2)	61,323,650	Income Approach	Estimated Yield	16.91%
			Spread Adjustment	5.00%
	64,863	Market Approach	Estimated Remaining Claims/Value	$0.001

Common Stocks (4)	1,626,014	Income Approach	Discount Rate	15.00%
			Liquidity Discount	20.00%
	9,135,354	Market Approach	EBITDA Multiple	5.75x
			Estimated Enterprise Value	$565.2m - $658.2m
			Estimated Volatility	22.90%
	$119,774,393

* The table above does not include certain Level 3 investments that were valued by brokers and pricing services without adjustment. As of January 31, 2017, the value of these investments was $63,289,758. The inputs for these investments were not readily available or cannot be reasonably estimated.

A Fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portfolio of Investments, was measured as of January 31, 2017 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of January 31, 2017, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	March 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	March 30, 2017

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	March 30, 2017